     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 11, 1997.


                                               1933 ACT REGISTRATION NO. 2-60330
                                              1940 ACT REGISTRATION NO. 811-2786
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  _                              [ ]
            Post-Effective Amendment No. 31                             [X]
                                        and/or

            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No. 31                                            [X]


                        (Check appropriate box or boxes)

                               ------------------

                             KEMPER HIGH YIELD FUND
               (Exact name of Registrant as Specified in Charter)

  222 South Riverside Plaza, Chicago, Illinois               60606
  (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

    Philip J. Collora, Vice President and Secretary                 With a copy to:
                 Kemper High Yield Fund                             Cathy G. O'Kelly
               222 South Riverside Plaza                            David A. Sturms
                Chicago, Illinois 60606                    Vedder, Price, Kaufman & Kammholz
        (Name and Address of Agent for Service)                 222 North LaSalle Street
                                                                Chicago, Illinois 60601

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1996 was filed on or about November 26, 1996.

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)


        [ ] on (date) pursuant to paragraph (b)


        [ ] 60 days after filing pursuant to paragraph (a)(1)


        [X] 75 days after filing pursuant to paragraph (a)(2)


        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                             KEMPER HIGH YIELD FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                    ITEM NUMBER
                   OF FORM N-1A                                  LOCATION IN PROSPECTUS

 1.  Cover Page...............................    Cover Page
 2.  Synopsis.................................    Summary; Summary of Expenses; Supplement to
                                                  Prospectus
 3.  Condensed Financial Information..........    Financial Highlights; Performance
 4.  General Description of Registrant........    Summary; Investment Objective, Policies and Risk
                                                  Factors; Appendices
 5.  Management of the Fund...................    Summary; Investment Manager and Underwriter
5A.  Management's Discussion of Fund
     Performance..............................    Performance
 6.  Capital Stock and Other Securities.......    Summary; Dividends and Taxes; Purchase of Shares;
                                                  Capital Structure
 7.  Purchase of Securities Being Offered.....    Summary; Investment Manager and Underwriter; Net
                                                  Asset Value; Purchase of Shares; Special Features;
                                                  Supplement to Prospectus
 8.  Redemption or Repurchase.................    Summary; Redemption or Repurchase of Shares
 9.  Pending Legal Proceedings................    Inapplicable

                              KEMPER INCOME FUNDS

                            SUPPLEMENT TO PROSPECTUS

                            DATED SEPTEMBER 30, 1997


                                 CLASS I SHARES

                  KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
                           KEMPER CASH RESERVES FUND
                         KEMPER DIVERSIFIED INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND

                             KEMPER HIGH YIELD FUND


                       KEMPER HIGH YIELD OPPORTUNITY FUND

                  KEMPER INCOME AND CAPITAL PRESERVATION FUND
                           KEMPER U.S. MORTGAGE FUND

                   KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND



     Kemper Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund"), Kemper Cash Reserves Fund (the "Cash Reserves Fund"), Kemper Diversified Income Fund (the "Diversified Fund"), Kemper U.S. Government Securities Fund (the "Government Fund"), Kemper High Yield Fund (the "High Yield Fund"), Kemper High Yield Opportunity Fund (the "Opportunity Fund"), Kemper Income and Capital Preservation Fund (the "Income and Capital Fund"), Kemper U.S. Mortgage Fund (the "Mortgage Fund") and Kemper Short-Intermediate Government Fund (the "Short-Intermediate Government Fund") (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.



     Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates (including Zurich Investment Management, Inc.) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Zurich Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.



     The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)                                     CLASS I
Maximum Sales Charge on Purchases
  (as a percentage of offering price).......................   None
Maximum Sales Charge on Reinvested Dividends................   None
Redemption Fees.............................................   None
Exchange Fee................................................   None
Deferred Sales Charge (as a percentage of redemption
  proceeds).................................................   None


ANNUAL FUND                                                                       INCOME                                SHORT-
OPERATING              ADJUSTABLE     CASH                                HIGH      AND                              INTERMEDIATE
EXPENSES                  RATE      RESERVES   DIVERSIFIED   GOVERNMENT   YIELD   CAPITAL   MORTGAGE   OPPORTUNITY   GOVERNMENT
 (as a percentage of      FUND        FUND        FUND          FUND      FUND     FUND       FUND        FUND           FUND
 average net assets)   ----------   --------   -----------   ----------   -----   -------   --------   -----------   ------------
Management Fees......      .55%        .40%        .56%          .41%      .53%      .53%      .50%        .65%           .55%
12b-1 Fees...........     None        None        None          None      None      None      None        None           None
Other Expenses
  (estimated)........      .15%        .15%        .71%          .18%      .08%      .19%      .15%        .80%           .15%
                          ----        ----        ----          ----      ----      ----      ----        ----           ----
Total Operating
  Expenses...........      .70%        .55%       1.27%          .59%      .61%      .72%      .65%       1.45%           .70%
                          ====        ====        ====          ====      ====      ====      ====        ====           ====



                                                                         1       3       5      10
EXAMPLE                               FUND                              YEAR   YEARS   YEARS   YEARS
-------                               ----                              ----   -----   -----   -----
You would pay the following
expenses
on a $1,000 investment, assuming
(1) 5% annual return and
(2) redemption at the end of
each time period:
                                      Adjustable Rate................   $ 7     $22     $39    $ 87
                                      Cash Reserves..................   $ 6     $18     $31    $ 69
                                      Diversified....................   $13     $40     $70    $153
                                      Government.....................   $ 6     $19     $33    $ 74
                                      High Yield.....................   $ 6     $20     $34    $ 76
                                      Income and Capital.............   $ 7     $23     $40    $ 89
                                      Mortgage.......................   $ 7     $21     $36    $ 81
                                      Opportunity....................   $15     $46      --      --
                                      Short-Intermediate
                                      Government.....................   $ 7     $22     $39    $ 87


     The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly.


     "Other Expenses" for Class I shares have been estimated for the current fiscal year for the following funds: Adjustable Rate, Cash Reserves, Mortgage, Opportunity and Short-Intermediate Government. For the Opportunity Fund, "Other Expenses" include estimated interest expense of .60% of average net assets. Interest expense represents interest paid by the Opportunity Fund on borrowings for the purpose of making additional portfolio investments. Excluding interest expense, "Total Operating Expenses" for the Opportunity Fund would be .85% and expenses shown in the Example would be $9 and $27, respectively.


     The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


     No financial information is presented for Class I shares of the Adjustable Rate Fund, Cash Reserves Fund, Mortgage Fund and the Short-Intermediate Government Fund since no Class I shares had been issued as of such Funds' fiscal year end. The Opportunity Fund (not shown below) will commence operations on or about September 30, 1997.


                                DIVERSIFIED FUND

                                                                NOVEMBER 22,
                                                                  1995 TO
                                                                OCTOBER 31,
                                                                    1996
                                                                ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $5.98
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              .45
----------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                   .12
----------------------------------------------------------------------------
Total from investment operations                                     .57
----------------------------------------------------------------------------
Less distribution from net investment income                         .55
----------------------------------------------------------------------------
Net asset value, end of period                                     $6.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     10.01%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            1.27%
----------------------------------------------------------------------------
Net investment income                                               7.48
----------------------------------------------------------------------------

                                GOVERNMENT FUND

                                                                YEAR ENDED      JULY 3 TO
                                                                OCTOBER 31,    OCTOBER 31,
                                                                   1996           1995
                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $8.92           8.88
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              .64            .22
------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                  (.17)           .04
------------------------------------------------------------------------------------------
Total from investment operations                                     .47            .26
------------------------------------------------------------------------------------------
Less distribution from net investment income                         .65            .22
------------------------------------------------------------------------------------------
Net asset value, end of period                                     $8.74           8.92
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                      5.56%          3.02
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                             .59%           .53
------------------------------------------------------------------------------------------
Net investment income                                               7.35           7.07
------------------------------------------------------------------------------------------

                                HIGH YIELD FUND


                                                                SIX MONTHS                     DECEMBER 29,
                                                                  ENDED        YEAR ENDED         1994 TO
                                                                MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,
                                                                   1997           1996             1995
                                                                ----------    -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $8.23            8.01             7.55
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .38             .78              .66
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                 (.09)            .23              .39
------------------------------------------------------------------------------------------------------------
Total from investment operations                                    .29            1.01             1.05
------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                        .41             .79              .59
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.11            8.23             8.01
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     3.52%          13.32            14.37
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .68%            .61              .61
------------------------------------------------------------------------------------------------------------
Net investment income                                              9.41            9.72            10.70
------------------------------------------------------------------------------------------------------------


                            INCOME AND CAPITAL FUND

                                                                YEAR ENDED      JULY 3 TO
                                                                OCTOBER 31,    OCTOBER 31,
                                                                   1996           1995
                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $8.61          8.52
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              .60           .19
------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                  (.15)          .12
------------------------------------------------------------------------------------------
Total from investment operations                                     .45           .31
------------------------------------------------------------------------------------------
Less distribution from net investment income                         .61           .22
------------------------------------------------------------------------------------------
Net asset value, end of period                                     $8.45          8.61
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                      5.45%         3.65
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                             .72%          .62
------------------------------------------------------------------------------------------
Net investment income                                               7.14          6.87
------------------------------------------------------------------------------------------

SPECIAL FEATURES


     Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."



September 30, 1997


KFIF-1I (9/97)

TABLE OF CONTENTS
-----------------------------------------------
Summary                                       1
-----------------------------------------------
Summary of Expenses                           3
-----------------------------------------------
Financial Highlights                          5
-----------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                    15
-----------------------------------------------
Investment Manager and Underwriter           35
-----------------------------------------------
Dividends and Taxes                          39
-----------------------------------------------
Net Asset Value                              41
-----------------------------------------------
Purchase of Shares                           42
-----------------------------------------------
Redemption or Repurchase of Shares           48
-----------------------------------------------
Special Features                             53
-----------------------------------------------
Performance                                  56
-----------------------------------------------
Capital Structure                            58
-----------------------------------------------
Appendix--Portfolio Composition              60
-----------------------------------------------



This combined prospectus of the Kemper Income Funds contains information about each of the Funds that you should know before investing and should be retained for future reference. For Funds other than Kemper High Yield Fund and Kemper High Yield Opportunity Fund, this is a revision of a prospectus dated December 20, 1996. A Statement of Additional Information dated September 30, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address or telephone number on this cover or the firm from which this prospectus was obtained.


THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                                  [KEMPER LOGO]

KEMPER


INCOME

FUNDS


PROSPECTUS September 30, 1997



KEMPER INCOME FUNDS

222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048


This prospectus describes a choice of nine income investment portfolios managed by Zurich Kemper Investments, Inc.


KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
KEMPER CASH RESERVES FUND
KEMPER DIVERSIFIED INCOME FUND
KEMPER U.S. GOVERNMENT SECURITIES FUND

KEMPER HIGH YIELD FUND


KEMPER HIGH YIELD OPPORTUNITY FUND

KEMPER INCOME AND CAPITAL PRESERVATION FUND
KEMPER U.S. MORTGAGE FUND

KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND



Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund and Kemper
Short-Intermediate Government Fund are each a series of Kemper Portfolios. Kemper High Yield Fund and Kemper High Yield Opportunity Fund are each a series of Kemper High Yield Series.


AN INVESTMENT IN KEMPER CASH RESERVES FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

KEMPER INCOME FUNDS

222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY


INVESTMENT OBJECTIVES. The nine open-end, diversified, management investment companies or portfolios thereof (the "Funds") covered in this combined prospectus are as follows:


KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND (the "Adjustable Rate Fund") seeks high current income consistent with low volatility of principal.

KEMPER CASH RESERVES FUND (the "Cash Reserves Fund") seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.

KEMPER DIVERSIFIED INCOME FUND (the "Diversified Fund") seeks a high current return.


KEMPER U.S. GOVERNMENT SECURITIES FUND (the "Government Fund") seeks high current income, liquidity and security of principal.


KEMPER HIGH YIELD FUND (the "High Yield Fund") seeks the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the Fund's investment manager considers consistent with reasonable risk.


KEMPER HIGH YIELD OPPORTUNITY FUND (the "Opportunity Fund") seeks total return through high current income and capital appreciation.


KEMPER INCOME AND CAPITAL PRESERVATION FUND (the "Income and Capital Fund") seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio.

KEMPER U.S. MORTGAGE FUND (the "Mortgage Fund") seeks maximum current return from U.S. Government securities.


KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND (the "Short-Intermediate Government Fund") seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government securities.



Each Fund (other than the Cash Reserves Fund) may engage in options and financial futures transactions. The Diversified, High Yield, Income and Capital and Opportunity Funds each may invest a portion of its assets in foreign securities and engage in related foreign currency transactions. See "Investment Objectives, Policies and Risk Factors."



RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share). Investors should note that investments in high yield securities by certain Funds (principally the Diversified, High Yield and Opportunity Funds) entail relatively greater risk of loss of income and principal than investments in higher rated securities and market prices of high yield securities may fluctuate more than market prices of higher rated securities. Foreign investments by certain Funds involve risk and opportunity considerations not typically associated with investing in U.S. companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in a Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. A Fund's investments in foreign securities may be in developed countries or in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. There are special risks associated with options, financial futures, foreign currency and other derivative transactions and there is no assurance that use of those investment techniques will be successful. The Opportunity Fund may borrow money for leverage purposes, which can exaggerate the effect on its net asset value of any increase or decrease in the market value of the Fund's portfolio. The government guarantee of the U.S. Government securities in which certain Funds invest (principally the Adjustable Rate, Government, Mortgage and Short-Intermediate Government Funds) does not guarantee the market value of the shares of such Funds. Normally, the value of investments in U.S. Government securities, as with most debt securities, varies inversely with changes in interest rates. See "Investment Objectives, Policies and Risk Factors."


PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares............................  Offered at net asset value plus a maximum sales charge of
                                            4.5% (3.5% for the Adjustable Rate and Short-Intermediate
                                            Government Funds) of the offering price. No initial sales
                                            charge applies to purchases of Class A shares of the Cash
                                            Reserves Fund, but the applicable sales charge applies for exchanges of such shares into Class A shares of other Kemper
                                            Mutual Funds. Reduced sales charges apply to purchases of
                                            $100,000 or more. Class A shares purchased at net asset
                                            value under the Large Order NAV Purchase Privilege may be
                                            subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales charge if redeemed during the second year of purchase.
Class B Shares............................  Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.
Class C Shares............................  Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1%
                                            contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into
                                            another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and each investment thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. ("ZKI") serves as investment manager for each Fund. ZKI is paid an investment management fee by each Fund based upon the average daily net assets of that Fund at an effective annual rate that differs for each Fund. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, is the sub-adviser for each of the Diversified, High Yield, Income and Capital and Opportunity Funds and is paid by ZKI a fee of .30% of the portion of the average daily net assets of that Fund allocated by ZKI to ZIML for management. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, ZKDI receives a Rule 12b-1 distribution fee of .75 of 1% of average daily net assets. ZKDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under administrative services agreements with ZKDI. Each Fund pays an administrative services fee at the annual rate of up to .25 of 1% of average daily net assets of each class of the Fund, which ZKDI pays to various broker-dealer firms and other service or administrative firms. See "Investment Manager and Underwriter."


DIVIDENDS. The Cash Reserves Fund's net investment income is declared as a dividend daily, and dividends are reinvested or paid in cash monthly. Each of the other Funds normally distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually.

Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Fund liable for any misstatement or omission in this prospectus regardless of the particular Fund to which it pertains.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL     CLASS A               CLASS B             CLASS C
FUNDS)(1)                                               -------               -------             -------
Maximum Sales Charge on Purchases
  (as a percentage of offering price).................. 3.5*/4.5%(2)            None               None
Maximum Sales Charge on Reinvested Dividends...........     None                None               None
Redemption Fees........................................     None                None               None
Exchange Fee...........................................     None                None               None
Deferred Sales Charge (as a percentage of redemption        None(3)   4% during the first        1% during
  proceeds)............................................               year, 3% during the        the first
                                                                      second and third years,      year
                                                                      2% during the fourth and
                                                                      fifth years and 1% in
                                                                      the sixth year

* 3.5% APPLIES TO THE ADJUSTABLE RATE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS ONLY.
---------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.
(2) Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares." No initial sales charge applies to purchases of Class A shares of the Cash Reserves Fund but the applicable sales charge applies for exchanges into Class A shares of other Kemper Mutual Funds.
(3) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares."

                                 CLASS A SHARES

                                                                                       INCOME
ANNUAL FUND                 ADJUSTABLE     CASH                                HIGH      AND
OPERATING EXPENSES             RATE      RESERVES   DIVERSIFIED   GOVERNMENT   YIELD   CAPITAL   MORTGAGE   OPPORTUNITY
(AS A PERCENTAGE OF AVERAGE    FUND        FUND        FUND          FUND      FUND     FUND       FUND        FUND
NET ASSETS)                 ----------   --------   -----------   ----------   -----   -------   --------   -----------
Management Fees............     .55%        .40%        .56%          .41%      .53%     .53%       .50%        .65%
12b-1 Fees.................    None        None        None          None      None     None       None        None
Other Expenses(6)..........     .60%        .68%        .47%          .36%      .35%     .43%       .47%       1.20%
                               ----        ----        ----          ----      ----     ----       ----        ----
Total Operating Expenses...    1.15%       1.08%       1.03%          .77%      .88%     .96%       .97%       1.85%
                               ====        ====        ====          ====      ====     ====       ====        ====

                            SHORT-
ANNUAL FUND              INTERMEDIATE
OPERATING EXPENSES        GOVERNMENT
(AS A PERCENTAGE OF AVE      FUND
NET ASSETS)              ------------
Management Fees........       .55%
12b-1 Fees.............      None
Other Expenses(6)......       .60%
                             ----
Total Operating Expense      1.15%
                             ====


                                 CLASS B SHARES

                                                                                       INCOME
ANNUAL FUND                 ADJUSTABLE     CASH                                HIGH      AND
OPERATING EXPENSES             RATE      RESERVES   DIVERSIFIED   GOVERNMENT   YIELD   CAPITAL   MORTGAGE   OPPORTUNITY
(as a percentage of average    FUND        FUND        FUND          FUND      FUND     FUND       FUND        FUND
net assets)                 ----------   --------   -----------   ----------   -----   -------   --------   -----------
Management Fees............     .55%        .40%        .56%          .41%      .53%     .53%       .50%        .65%
12b-1 Fees(4)..............     .75%        .75%        .75%          .75%      .75%     .75%       .75%        .75%
Other Expenses(6)..........     .59%        .84%        .65%          .57%      .49%     .65%       .55%       1.33%
                               ----        ----        ----          ----      ----     ----       ----        ----
Total Operating Expenses...    1.89%       1.99%       1.96%         1.73%     1.77%    1.93%      1.80%       2.73%
                               ====        ====        ====          ====      ====     ====       ====        ====

Annual Fund
                            SHORT-
                         INTERMEDIATE
Operating Expenses        GOVERNMENT
(as a percentage of ave      FUND
net assets)              ------------
Management Fees........       .55%
12b-1 Fees(4)..........       .75%
Other Expenses(6)......       .67%
                             ----
Total Operating Expense      1.97%
                             ====


---------------

(4) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although ZKDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."

                                 CLASS C SHARES

                                                                                                    Income
                                         Adjustable     Cash                                High      and
              Annual Fund                   Rate      Reserves   Diversified   Government   Yield   Capital   Mortgage
          Operating Expenses                Fund        Fund        Fund          Fund      Fund     Fund       Fund
(as a percentage of average net assets)  ----------   --------   -----------   ----------   -----   -------   --------
Management Fees........................      .55%        .40%        .56%          .41%      .53%      .53%      .50%
12b-1 Fees(5)..........................      .75%        .75%        .75%          .75%      .75%      .75%      .75%
Other Expenses(6)......................      .59%        .64%        .55%          .54%      .43%      .62%      .47%
                                            ----        ----        ----          ----      ----      ----      ----
Total Operating Expenses...............     1.89%       1.79%       1.86%         1.70%     1.71%     1.90%     1.72%
                                            ====        ====        ====          ====      ====      ====      ====

                                                 Short-
                                              Intermediate
              Annual Fund       Opportunity    Government
          Operating Expenses       Fund           Fund
(as a percentage of average ne  -----------   ------------
Management Fees...............      .65%           .55%
12b-1 Fees(5).................      .75%           .75%
Other Expenses(6).............     1.30%           .55%
                                   ----           ----
Total Operating Expenses......     2.70%          1.85%
                                   ====           ====


---------------
(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.

(6) "Other Expenses" have been estimated for the Opportunity Fund for the current fiscal year. These expenses include estimated interest expense of .60% of average net assets. Interest expense represents interest paid by the Opportunity Fund on borrowings for the purpose of making additional portfolio investments. Excluding interest expense, "Total Operating Expenses" would be for Class A, 1.25%, for Class B, 2.13%, and for Class C, 2.10%.


                                 CLASS A SHARES


                                 FUND                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 ----                             ------    -------    -------    --------
EXAMPLE
You would pay the following      Adjustable Rate                   $46       $ 70        $ 96       $170
expenses on a $1,000             Cash Reserves                     $56       $ 78        $102       $171
investment, assuming (1) 5%      Diversified                       $55       $ 76        $ 99       $165
annual return and (2)            Government                        $53       $ 68        $ 86       $136
redemption at the end of each    High Yield                        $54       $ 72        $ 92       $149
time period:                     Income and Capital                $54       $ 74        $ 96       $158
                                 Mortgage                          $54       $ 75        $ 96       $159
                                 Opportunity(7)                    $63       $101        $ --       $ --
                                 Short-Intermediate Government     $46       $ 70        $ 96       $170


                                 CLASS B SHARES


                                 FUND                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 ----                             ------    -------    -------    --------
EXAMPLE(8)
You would pay the following      Adjustable Rate                   $49       $ 79       $112        $184
expenses on a $1,000             Cash Reserves                     $50       $ 82       $117        $186
investment, assuming (1) 5%      Diversified                       $50       $ 82       $116        $182
annual return and (2)            Government                        $48       $ 74       $104        $155
redemption at the end of each    High Yield                        $48       $ 76       $106        $163
time period:                     Income and Capital                $50       $ 81       $114        $177
                                 Mortgage                          $48       $ 77       $107        $170
                                 Opportunity(7)                    $58       $105       $ --        $ --
                                 Short-Intermediate Government     $50       $ 82       $116        $189
You would pay the following      Adjustable Rate                   $19       $ 59       $102        $184
expenses on the same             Cash Reserves                     $20        $62       $107        $186
investment, assuming no          Diversified                       $20        $62       $106        $182
redemption:                      Government                        $18        $54       $ 94        $155
                                 High Yield                        $18        $56       $ 96        $163
                                 Income and Capital                $20        $61       $104        $177
                                 Mortgage                          $18        $57       $ 97        $170
                                 Opportunity(7)                    $28        $85       $ --        $ --
                                 Short-Intermediate Government     $20        $62       $106        $189


---------------

(7) For the Opportunity Fund, excluding interest expense discussed in footnote
    (6) above, expenses shown in the Example would be for Class A, $57 and $83, for Class B with redemption, $52 and $87, for Class B without redemption, $22 and $67, and for Class C, $21 and $66, respectively.


(8) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

                                 CLASS C SHARES


                                FUND                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                ----                              ------    -------    -------    --------

EXAMPLE(9)
You would pay the following      Adjustable Rate                   $19        $59       $102        $221
expenses on a $1,000             Cash Reserves                     $18        $56       $ 97        $211
investment,
assuming (1) 5% annual return    Diversified                       $19        $58       $101        $218
and (2) redemption at the end    Government                        $17        $54       $ 92        $201
of each time period:             High Yield                        $17        $54       $ 93        $202
                                 Income and Capital                $19        $60       $103        $222
                                 Mortgage                          $17        $54       $ 93        $203
                                 Opportunity(7)                    $27        $84       $ --        $ --
                                 Short-Intermediate Government     $19        $58       $100        $217


---------------

(9) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was not applicable for any of the periods shown. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The tables below show financial information for each Fund, except the Opportunity Fund, expressed in terms of one share outstanding throughout the period. The information in the table for each Fund, except for the High Yield Fund for the period ended March 31, 1997, is covered by the report of the Fund's independent auditors. The report for each Fund is contained in its Registration Statement and is available from that Fund. The financial statements contained in each Fund's 1996 Annual Report to Shareholders and the High Yield Fund's Semiannual Report for the period ended March 31, 1997, are incorporated herein by reference and may be obtained by writing or calling that Fund.

                              ADJUSTABLE RATE FUND

                                                                                                                     SEPTEMBER 1,
                                                                                 JULY 1 TO                             1987 TO
                                                  YEAR ENDED AUGUST 31,          AUGUST 31,   YEAR ENDED JUNE 30,      JUNE 30,
                                            1996    1995   1994   1993   1992       1991      1991    1990   1989        1988
              CLASS A SHARES                ----------------------------------   ----------   --------------------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $8.30   8.33   8.68   8.63    8.37      8.21       8.21   8.66    8.79       9.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .46   .48    .34    .47      .63       .13        .79   .81      .87        .52
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.09)  (.04)  (.29)  .02      .22       .17        .02   (.41)   (.08)      (.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .37   .44    .05    .49      .85       .30        .81   .40      .79        .38
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .45   .47    .40    .44      .59       .14        .81   .78      .85        .49
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          --    --     --     --       --        --         --   .07      .07        .10
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                               .45   .47    .40    .44      .59       .14        .81   .85      .92        .59
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.22   8.30   8.33   8.68    8.63      8.37       8.21   8.21    8.66       8.79
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):               4.55%  5.52   .59    5.87   10.56      3.62      10.33   4.85    9.64       4.29
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(A):
Expenses                                     1.15%  1.10   .93    .21      .28      1.09       1.07   1.37    1.41       1.51
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.49   5.76   3.96   5.44    7.02      9.45       9.62   9.60   10.10       8.63
---------------------------------------------------------------------------------------------------------------------------------

                                                            CLASS B                                      CLASS C
                                                YEAR ENDED                                   YEAR ENDED
                                                AUGUST 31,             MAY 31 TO             AUGUST 31,             MAY 31 TO
                                             1996        1995       AUGUST 31, 1994       1996        1995       AUGUST 31, 1994
          CLASS B & C SHARES                 ----------------       ---------------       ----------------       ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $8.31       8.32            8.37              8.32       8.33            8.37
------------------------------------------------------------------------------               -----------------------------------
Income from investment operations:
  Net investment income                        .40       .43              .07               .40       .43              .08
------------------------------------------------------------------------------               -----------------------------------
  Net realized and unrealized gain
  (loss)                                      (.09)      (.04)           (.04)             (.09)      (.04)           (.04)
------------------------------------------------------------------------------               -----------------------------------
Total from investment operations               .31       .39              .03               .31       .39              .04
------------------------------------------------------------------------------               -----------------------------------
Less distribution from net investment
  income                                       .39       .40              .08               .39       .40              .08
------------------------------------------------------------------------------               -----------------------------------
Net asset value, end of period               $8.23       8.31            8.32              8.24       8.32            8.33
------------------------------------------------------------------------------               -----------------------------------
TOTAL RETURN (NOT ANNUALIZED):                3.79%      4.84             .34              3.82       4.89             .47
------------------------------------------------------------------------------               -----------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                      1.89%      1.85            1.96              1.89       1.79            1.88
------------------------------------------------------------------------------               -----------------------------------
Net investment income                         4.75       5.01            3.36              4.75       5.07            3.52
------------------------------------------------------------------------------               -----------------------------------


                                                                                JULY 1 TO      YEAR ENDED JUNE 30,
                                          YEAR ENDED AUGUST 31,                 AUGUST 31,
                               1996      1995      1994      1993      1992        1991       1991     1990     1989
        ALL CLASSES          ------------------------------------------------   ----------   ------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)               $ 94,477   129,757   202,815   212,694   174,967     76,749     75,012   75,913   75,704
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)
(annualized)                      272%      308       533       138       309        228        259      278      265
---------------------------------------------------------------------------------------------------------------------

                             SEPTEMBER 1,
                               1987 TO
                               JUNE 30,
                                 1988
        ALL CLASSES          ------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                  59,054
-----------------------------------------
Portfolio turnover rate (%)
(annualized)                       201
-----------------------------------------


(a) ZKI agreed to waive its management fee and to absorb certain other operating expenses of the Adjustable Rate Fund through December 31, 1992. Thereafter, these expenses were gradually reinstated through January 31, 1994. Without this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for Class A Shares would have been .99% and 3.90%, respectively, for fiscal 1994, .95% and 4.70%, respectively, for fiscal 1993, and .90% and 6.40%, respectively, for fiscal 1992.

                               CASH RESERVES FUND

                                                                                                                      JANUARY 10,
                                                    YEAR ENDED         AUGUST 1,                                        1992 TO
                                                   SEPTEMBER 30,    TO SEPTEMBER 30,       YEAR ENDED JULY 31,         JULY 31,
                                                       1996               1995           1995      1994      1993        1992
                                                   -------------    ----------------    --------------------------    -----------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                  $  1.00              1.00           1.00      1.00      1.00        1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared              .05               .01            .05       .03       .02         .01
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  1.00              1.00           1.00      1.00      1.00        1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)(C):                        4.67%              .85           4.99      2.78      2.42        1.57
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)(B):
Expenses                                                 1.08%              .92            .89       .92       .93        1.39
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    4.53              5.11           4.75      2.86      2.42        2.75
---------------------------------------------------------------------------------------------------------------------------------

                  YEAR ENDED       AUGUST 1,
                 SEPTEMBER 30,  TO SEPTEMBER 30,                                YEAR ENDED JULY 31,
                     1996             1995         1995      1994     1993     1992     1991     1990     1989     1988     1987
                 -------------  ----------------  ---------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE
OPERATING
PERFORMANCE:
Net asset value,
beginning of
period             $    1.00            1.00         1.00      1.00     1.00     1.00     1.00     1.00     1.00     1.00     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
income and
dividends
declared                 .04             .01          .04       .02      .02      .03      .05      .07      .07      .05      .04
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period      $    1.00            1.00         1.00      1.00     1.00     1.00     1.00     1.00     1.00     1.00     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED)(C):         3.73%            .71         4.08      1.78     1.56     2.65     5.35     6.72     7.36     5.42     4.20
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS
(ANNUALIZED)(B):
Expenses                1.99%           1.79         1.78      1.89     1.82     2.22     2.18     2.12     2.08     2.08     2.28
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
income                  3.62            4.24         3.86      1.89     1.53     2.69     5.32     6.52     7.17     5.31     4.19
-----------------------------------------------------------------------------------------------------------------------------------

                                         YEAR ENDED                  AUGUST 1,                 YEAR ENDED               MAY 31,
                                        SEPTEMBER 30,             TO SEPTEMBER 30,              JULY 31,              TO JULY 31,
                                            1996                        1995                      1995                   1994
                                        -------------             ----------------             ----------             ----------
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $  1.00                       1.00                      1.00                   1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
declared                                       .04                        .01                       .04                     --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  1.00                       1.00                      1.00                   1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED(C):              3.93%                       .71                      4.08                    .42
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                                      1.79%                      1.78                      1.76                   1.80
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                         3.82                       4.25                      3.88                   2.64
--------------------------------------------------------------------------------------------------------------------------------

                  YEAR ENDED       AUGUST 1,
                 SEPTEMBER 30,  TO SEPTEMBER 30,                                YEAR ENDED JULY 31,
                     1996             1995         1995      1994     1993     1992     1991     1990     1989     1988     1987
                 -------------  ----------------  ---------------------------------------------------------------------------------

ALL CLASSES
SUPPLEMENTAL
DATA:
Net asset at end
of period (in
thousand)          $ 207,616         176,557      213,031   424,317  166,808  156,219  240,994  284,977  285,194  245,604  150,683
-----------------------------------------------------------------------------------------------------------------------------------

(b) ZKI agreed to absorb temporarily, certain operating expenses of the Cash Reserves Fund during a portion of fiscal 1994 and 1993. Without this agreement, ratios of expenses and net investment income to average net assets for the Class A shares would have been 1.15% and 2.63%, respectively, for fiscal 1994 and 1.18% and 2.17%, respectively, for fiscal 1993. Ratios of expenses and net investment income to average net assets for the Class B shares would have been 2.12% and 1.66%, respectively, for fiscal 1994 and 2.07% and 1.28%, respectively, for fiscal 1993.
(c) The total returns for the year ended July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

                                DIVERSIFIED FUND

                                                                          DEC. 1,                THIRTEEN
                                                                           1990        YEAR       MONTHS
                                                                            TO         ENDED       ENDED
                                          YEAR ENDED OCT. 31,            OCT. 31,    NOV. 30,    NOV. 30,    YEAR ENDED OCT. 31,
                                 1996     1995    1994   1993    1992      1991        1990        1989      1988           1987
                                 ------------------------------------    -------     --------    --------    ------------------
CLASS A SHARES
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
period                           $5.98     5.77  6.23     5.65    5.47      4.14         5.48       6.06      6.10           7.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            .46      .55   .52      .59     .63       .60          .71        .39       .13            .14
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency             .12      .16  (.45)     .58     .14      1.36        (1.34)       .10       .72           (.55)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         .58      .71  (.07)    1.17     .77      1.96         (.63)       .49       .85           (.41)
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment
  income                           .57      .50   .53      .59     .59       .63          .71        .40       .13            .16
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net
  realized gain                     --       --    --       --      --        --           --         --       .02            .75
---------------------------------------------------------------------------------------------------------------------------------
  Paid in surplus                   --       --    --       --      --        --           --        .67       .74            .13
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                    .57      .50   .53      .59     .59       .63          .71       1.07       .89           1.04
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $5.99     5.98  5.77     6.23    5.65      5.47         4.14       5.48      6.06           6.10
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):   10.27%   12.90  1.02    21.60   14.59     50.58       (12.79)      8.59     15.30          (7.64)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                          1.03%    1.09  1.12     1.10    1.19      1.21         1.15        .96       .97            .92
---------------------------------------------------------------------------------------------------------------------------------
Net investment income             7.72     9.43  8.81     9.74   11.02     13.41        14.32       6.76      3.08           2.01
---------------------------------------------------------------------------------------------------------------------------------

                                                          CLASS B                                       CLASS C
                                          YEAR ENDED OCT. 31,         MAY 31 TO         YEAR ENDED OCT. 31,         MAY 31 TO
                                          1996            1995     OCTOBER 31, 1994     1996            1995     OCTOBER 31, 1994
                                         --------------------      ----------------    --------------------      ---------------
CLASS B & C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $5.98            5.77          5.94            6.00            5.79          5.95
-----------------------------------------------------------------------------------    ------------------------------------------
Income from investment operations:
  Net investment income                     .41             .49           .19             .41             .50           .20
-----------------------------------------------------------------------------------    ------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  .12             .16          (.17)            .12             .16          (.17)
-----------------------------------------------------------------------------------    ------------------------------------------
Total from investment operations            .53             .65           .02             .53             .66           .03
-----------------------------------------------------------------------------------    ------------------------------------------
Less dividends from net investment
  income                                    .52             .44           .19             .52             .45           .19
-----------------------------------------------------------------------------------    ------------------------------------------
Net asset value, end of period            $5.99            5.98          5.77            6.01            6.00          5.79
-----------------------------------------------------------------------------------    ------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):             9.23%          11.87           .35            9.33           11.95           .55
-----------------------------------------------------------------------------------    ------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                                   1.96%           2.04          1.97            1.86            1.84          1.96
-----------------------------------------------------------------------------------    ------------------------------------------
Net investment income                      6.79            8.48          8.01            6.89            8.68          8.02
-----------------------------------------------------------------------------------    ------------------------------------------

                                                                              DEC. 1,              THIRTEEN
                                                                               1990       YEAR      MONTHS
                                                                                TO        ENDED      ENDED
                                           YEAR ENDED OCT. 31,               OCT. 31,   NOV. 30,   NOV. 30,   YEAR ENDED OCT. 31,
                                 1996     1995     1994     1993     1992      1991       1990       1989      1988        1987
                               ------------------------------------------    --------   --------   --------   -----------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                 $778,752  754,222  738,014  328,512  244,620   227,625    179,154    284,497   371,758     431,404
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                        310%     286      179       80       57        20         45        102        16         150
---------------------------------------------------------------------------------------------------------------------------------

                                GOVERNMENT FUND

                                                                YEAR ENDED OCTOBER 31,
                       1996        1995       1994      1993       1992       1991       1990       1989       1988       1987
CLASS A SHARES
                     ------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
beginning
of year              $    8.92        8.35       9.29      9.30       9.32       8.71       9.09       9.02       9.13       9.89
---------------------------------------------------------------------------------------------------------------------------------
Income from
investment
operations:
  Net investment
    income                 .63         .66        .67       .69        .78        .84        .85        .88        .93        .88
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss)                  (.17)        .56       (.97)      (.01)      (.02)       .61      (.38)       .09       (.08)      (.65)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment
operations                 .46        1.22       (.30)       .68       .76       1.45        .47        .97        .85        .23
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from
  net investment
  income                   .64         .65        .64       .69        .78        .84        .85        .90        .96        .91
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from
  net realized gain         --          --         --        --         --         --         --         --         --        .08
---------------------------------------------------------------------------------------------------------------------------------
Total dividends            .64         .65        .64       .69        .78        .84        .85        .90        .96        .99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of year              $    8.74        8.92       8.35      9.29       9.30       9.32       8.71       9.09       9.02       9.13
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:             5.36%      15.24      (3.37)      7.60      8.44      17.41       5.53      11.51       9.73       2.35
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS:
Expenses                   .77%        .72        .75       .65        .64        .63        .53        .49        .50        .51
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income                    7.17        7.68       7.58      7.36       8.31       9.24       9.62       9.93      10.20       9.26
---------------------------------------------------------------------------------------------------------------------------------

                                                          CLASS B                                       CLASS C
                                          YEAR ENDED OCT. 31,         MAY 31 TO         YEAR ENDED OCT. 31,         MAY 31 TO
                                          1996            1995     OCTOBER 31, 1994     1996            1995     OCTOBER 31, 1994
CLASS B & C SHARES                       ----------------------    ----------------    ----------------------    ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $ 8.91            8.34          8.67            8.93            8.35          8.67
-----------------------------------------------------------------------------------    ------------------------------------------
Income from investment operations:
  Net investment income                     .54             .58           .28             .55             .60           .29
-----------------------------------------------------------------------------------    ------------------------------------------
  Net realized and unrealized gain
  (loss)                                   (.17)            .56          (.38)           (.17)            .56          (.38)
-----------------------------------------------------------------------------------    ------------------------------------------
Total from investment operations            .37            1.14          (.10)            .38            1.16          (.09)
-----------------------------------------------------------------------------------    ------------------------------------------
Less dividends from net investment
  income                                    .55             .57           .23             .56             .58           .23
-----------------------------------------------------------------------------------    ------------------------------------------
Net asset value, end of period           $ 8.73            8.91          8.34            8.75            8.93          8.35
-----------------------------------------------------------------------------------    ------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):             4.36%          14.18         (1.15)           4.40           14.33         (1.01)
-----------------------------------------------------------------------------------    ------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                                   1.73%           1.69          1.71            1.70            1.64          1.68
-----------------------------------------------------------------------------------    ------------------------------------------
Net investment income (loss)               6.21            6.71          7.09            6.24            6.76          7.12
-----------------------------------------------------------------------------------    ------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                      1996        1995       1994       1993       1992       1991          1990       1989       1988       1987
ALL CLASSES
                   --------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end
of year
(in thousands)     $4,163,157   4,738,415  4,941,451  6,686,735  6,683,092  5,544,095  4,565,689  4,540,382  4,403,110  4,157,927
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate                     391%         362      1,000        550        569        695        497        289        203        278
---------------------------------------------------------------------------------------------------------------------------------

                                HIGH YIELD FUND


                                      SIX MONTHS
                                         ENDED
                                       MARCH 31,                              YEAR ENDED SEPTEMBER 30,
                                         1997       1996    1995    1994   1993    1992    1991     1990    1989    1988    1987
CLASS A SHARES
                                       ------------------------------------------------------------------------------------------

                                      (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year       $8.23       8.01    7.74   8.12    7.86    7.30    6.22     8.34    8.95    9.23    9.19
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    .37        .76     .83    .73     .81     .85     .92     1.07    1.09    1.10    1.07
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                  (.09)       .23     .20   (.35)    .23     .54    1.15    (2.13)   (.58)    .09     .01
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .28        .99    1.03    .38    1.04    1.39    2.07    (1.06)    .51    1.19    1.08
-------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
income                                     .40        .77     .76    .76     .78     .83     .99     1.06    1.12    1.11    1.04
-------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain       --         --      --     --      --      --      --       --      --     .36      --
-------------------------------------------------------------------------------------------------------------------------
Total dividends                            .40        .77     .76    .76     .78     .83     .99     1.06    1.12    1.47    1.04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $8.11       8.23    8.01   7.74    8.12    7.86    7.30     6.22    8.34    8.95    9.23
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):            3.41%     13.00   14.10   4.64   13.92   19.96   36.82   (13.83)   5.91   14.22   12.03
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                   .90%       .88     .90    .86     .80     .82     .85      .73     .67     .72     .72
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     9.19       9.45   10.74   9.22   10.22   11.00   14.02    14.46   12.40   12.59   11.42
-------------------------------------------------------------------------------------------------------------------------



                                                          CLASS B                                       CLASS C
                                        SIX MONTHS                                    SIX MONTHS
                                           ENDED       YEAR ENDED       MAY 31 TO        ENDED       YEAR ENDED       MAY 31 TO
                                         MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,
CLASS B & C SHARES                         1997       1996    1995        1994           1997       1996    1995        1994
                                         ----------    ------------     -----------    ----------    ------------     -----------
                                        (UNAUDITED)                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $8.22       8.00    7.73       7.96            8.24       8.02    7.75       7.96
-------------------------------------------------------------------------------            --------------------------------------
Income from investment operations:
  Net investment income                      .34        .69     .76        .23             .35        .69     .77        .25
-------------------------------------------------------------------------------            --------------------------------------
  Net realized and unrealized gain
  (loss)                                    (.09)       .23     .20       (.23)           (.09)       .23     .20       (.23)
-------------------------------------------------------------------------------            --------------------------------------
Total from investment operations             .25        .92     .96         --             .26        .92     .97        .02
-------------------------------------------------------------------------------            --------------------------------------
Less dividends from net investment
  income                                     .36        .70     .69        .23             .37        .70     .70        .23
-------------------------------------------------------------------------------            --------------------------------------
Net asset value, end of period             $8.11       8.22    8.00       7.73            8.13       8.24    8.02       7.75
-------------------------------------------------------------------------------            --------------------------------------
TOTAL RETURN (NOT ANNUALIZED):              3.08%     12.02   13.09         --            3.11      12.06   13.13        .27
-------------------------------------------------------------------------------            --------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                    1.77%      1.77    1.77       1.80            1.72       1.71    1.71       1.74
-------------------------------------------------------------------------------            --------------------------------------
Net investment income                       8.32       8.56    9.87       8.70            8.37       8.62    9.93       8.75
-------------------------------------------------------------------------------            --------------------------------------


                      SIX MONTHS
                         ENDED
                       MARCH 31,                                YEAR ENDED SEPTEMBER 30,
                         1997         1996        1995        1994        1993        1992        1991        1990
ALL CLASSES
                       ----------   ---------------------------------------------------------------------------------

                      (UNAUDITED)
SUPPLEMENTAL DATA:
Net assets at end of
year (in thousands)    $3,972,537   4,096,939   3,527,954   3,152,029   1,957,524   1,953,509   1,673,161   1,183,943
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate                           90%        102          99          93         101          69          31          37
---------------------------------------------------------------------------------------------------------------------


                         YEAR ENDED SEPTEMBER 30,
                         1989       1988      1987

SUPPLEMENTAL DATA:
Net assets at end of
year (in thousands)    1,552,762   978,310   452,771
----------------------------------------------------
Portfolio turnover
rate                          45        76       118
----------------------------------------------------

                            INCOME AND CAPITAL FUND

                                                                               YEAR ENDED OCTOBER 31,
                                                     1996    1995    1994    1993    1992   1991    1990    1989    1988    1987
CLASS A SHARES
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                  $ 8.62    7.91    8.97    8.34   8.22    7.70    8.22    8.53    8.44    9.12
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .58     .61     .61     .63   .67      .74     .80     .84     .89     .95
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             (.15)    .72   (1.03)    .62   .11      .53    (.52)   (.26)    .12    (.71)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .43    1.33    (.42)   1.25   .78     1.27     .28     .58    1.01     .24
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .59     .62     .59     .62   .66      .75     .80     .89     .92     .92
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   --      --     .05      --    --       --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                        .59     .62     .64     .62   .66      .75     .80     .89     .92     .92
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $ 8.46    8.62    7.91    8.97   8.34    8.22    7.70    8.22    8.53    8.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                         5.17%  17.47   (4.86)  15.48   9.83   17.26    3.60    7.13   12.67    2.63
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                               .96%    .90     .94     .82   .82      .82     .73     .67     .69     .69
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 6.90    7.31    7.34    7.26   8.01    9.21   10.05   10.02   10.53   10.70
---------------------------------------------------------------------------------------------------------------------------------

                                                                     CLASS B                                CLASS C
                                                         YEAR ENDED                             YEAR ENDED
                                                          OCTOBER 31,         MAY 31 TO          OCTOBER 31,         MAY 31 TO
CLASS B & C SHARES                                       1996     1995     OCTOBER 31, 1994     1996     1995     OCTOBER 31, 1994
                                                         -------------     ---------------      -------------     ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                   $ 8.59     7.90          8.16            8.61     7.90          8.16
-------------------------------------------------------------------------------------         -------------------------------
Income from investment operations:
  Net investment income                                   .50      .51           .23             .50      .53           .23
-------------------------------------------------------------------------------------         -------------------------------
  Net realized and unrealized gain (loss)                (.15)     .72          (.26)           (.15)     .72          (.26)
-------------------------------------------------------------------------------------         -------------------------------
Total from investment operations                          .35     1.23          (.03)            .35     1.25          (.03)
-------------------------------------------------------------------------------------         -------------------------------
Less dividends from net investment income                 .51      .54           .23             .51      .54           .23
-------------------------------------------------------------------------------------         -------------------------------
Net asset value, end of period                         $ 8.43     8.59          7.90            8.45     8.61          7.90
-------------------------------------------------------------------------------------         -------------------------------
TOTAL RETURN (NOT ANNUALIZED):                           4.20%   16.12          (.45)           4.23    16.45          (.44)
-------------------------------------------------------------------------------------         -------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                 1.93%    1.81          1.92            1.90     1.78          1.89
-------------------------------------------------------------------------------------         -------------------------------
Net investment income                                    5.93     6.40          6.72            5.96     6.43          6.75
-------------------------------------------------------------------------------------         -------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                 1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
ALL CLASSES
                               --------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
thousands)                     $572,998   649,427   510,432   569,145   482,009   432,490   394,131   404,995   322,229   255,779
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              74%      182       163       190       178       115       189        64        34        34
---------------------------------------------------------------------------------------------------------------------------------

                                 MORTGAGE FUND

                                                YEAR ENDED         AUGUST 1 TO
                                               SEPTEMBER 30,      SEPTEMBER 30,         YEAR ENDED JULY 31,         JANUARY 10 TO
CLASS A SHARES                                     1996               1995           1995      1994       1993      JULY 31, 1992
                                               ------------        ------------      -------------------------      -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $7.13               7.06         6.96        7.56      7.78           7.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .49                .08          .53         .51       .62            .38
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.19)               .08          .09        (.59)     (.21)          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .30                .16          .62        (.08)      .41            .35
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income            .52                .09          .52         .52       .63            .38
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $6.91               7.13         7.06        6.96      7.56           7.78
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                      4.28%              2.23         9.48       (1.21)     5.52           4.76
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                             .97%               .94          .89         .99      .97             .94
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               6.98               6.87         7.77        7.00      8.22           8.73
---------------------------------------------------------------------------------------------------------------------------------

                                  YEAR ENDED      AUGUST 1 TO
                                 SEPTEMBER 30,   SEPTEMBER 30,                         YEAR ENDED JULY 31,
        CLASS B SHARES               1996            1995        1995    1994    1993   1992    1991   1990   1989    1988   1987
                                 ------------     ------------               ----------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                               $7.12            7.05       6.96      7.56   7.77    7.25   7.25   7.61    7.58   8.01   8.52
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income                .44             .07        .47       .45    .57     .65    .64    .66     .72    .72    .73
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                         (.19)            .08        .09      (.59)  (.21)    .49    .01   (.36)    .07   (.33)  (.41)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             .25             .15        .56      (.14)   .36    1.14    .65    .30     .79    .39    .32
----------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .46             .08        .47       .46    .57     .62    .65    .66     .76    .74    .69
----------------------------------------------------------------------------------------------------------------------------------
  Distribution from net
  realized
  gain                                  --              --        --         --     --      --     --     --      --    .08    .14
----------------------------------------------------------------------------------------------------------------------------------
Total dividends                        .46             .08        .47       .46    .57     .62    .65    .66     .76    .82    .83
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.91            7.12       7.05      6.96   7.56    7.77   7.25   7.25    7.61   7.58   8.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):        3.54%           2.09       8.44     (2.00)  4.85   16.36   9.37   4.26   11.12   5.06   3.75
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                              1.80%           1.79       1.75      1.79   1.75    1.86   2.03   1.99    1.98   1.98   2.02
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 6.15            6.02       6.91      6.27   7.44    8.70   8.86   9.00    9.62   9.28   8.70
----------------------------------------------------------------------------------------------------------------------------------

                                 MORTGAGE FUND

                                                               YEAR ENDED         AUGUST 1 TO       YEAR ENDED
                                                              SEPTEMBER 30,      SEPTEMBER 30,       JULY 31,         MAY 31 TO
                                                                  1996               1995              1995         JULY 31, 1994
CLASS C SHARES                                                -------------      -------------      ----------      -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $7.12               7.05             6.95             6.99
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .43                .07              .48              .07
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                          (.19)               .08              .09             (.04)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    .24                .15              .57              .03
----------------------------------------------------------------------------------------------------------------------------
Less dividend from net investment income                            .46                .08              .47              .07
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $6.90               7.12             7.05             6.95
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     3.47%              2.10             8.65              .47
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           1.72%              1.69             1.71             1.55
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                              6.23               6.12             6.95             6.46
----------------------------------------------------------------------------------------------------------------------------

                           YEAR ENDED   AUG. 1, 1995
                           SEPT. 30,    TO SEPT. 30,                             YEAR ENDED JULY 31,
ALL CLASSES                   1996          1995           1995        1994        1993        1992        1991        1990
                            ---------     -----------   ----------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
period (in thousands)      $2,960,135     3,493,052      3,528,329   4,158,066   5,639,097   5,602,682   4,879,832   5,178,159
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                      391%          249            573         963         551         376         498         206
------------------------------------------------------------------------------------------------------------------------------


                                  YEAR ENDED JULY 31,
ALL CLASSES                  1989        1988        1987

SUPPLEMENTAL DATA:
Net assets at end of
period (in thousands)      6,193,674   6,332,021   6,285,550
------------------------------------------------------------
Portfolio turnover rate
(annualized)                     152         178         139
------------------------------------------------------------

                       SHORT-INTERMEDIATE GOVERNMENT FUND


                                                                           AUGUST 1                                  JANUARY 10
                                                         YEAR ENDED           TO                                         TO
                                                        SEPTEMBER 30,    SEPTEMBER 30,      YEAR ENDED JULY 31,       JULY 31,
                                                            1996             1995         1995    1994     1993         1992
CLASS A SHARES                                          -------------    -------------    -----------------------    -----------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $8.08            8.09        8.11    8.63      8.65         8.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       .54             .09         .54     .48       .53          .29
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                    (.20)           (.01)       (.03)   (.44)     (.03)         .11
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .34             .08         .51     .04       .50          .40
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from:
  Distribution from net investment income                     .53             .09         .53     .45       .52          .34
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                          --              --          --     .11        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                               .53             .09         .53     .56       .52          .34
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $7.89            8.08         8.09   8.11      8.63         8.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                               4.25%           1.00         6.58    .41      6.01         4.87
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                     1.15%           1.05         1.06   1.06      1.04          .95
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        6.65            6.56         6.65   5.85      6.06         7.48
---------------------------------------------------------------------------------------------------------------------------------



                                                          AUGUST 1                                                    FEBRUARY 1
                                         YEAR ENDED          TO                                                           TO
                                        SEPTEMBER 30,   SEPTEMBER 30,               YEAR ENDED JULY 31,                JULY 31,
                                            1996            1995        1995   1994    1993     1992    1991   1990      1989
CLASS B SHARES                          -------------   -------------   -------------------------------------------   -----------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $8.05           8.06       8.08    8.61     8.64      8.27   8.42   8.70       8.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .46            .08        .47     .40      .45       .58    .69    .72        .36
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                     (.20)          (.01)      (.03)   (.44)    (.02)      .36   (.14)  (.27)       .14
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .26            .07        .44    (.04)     .43       .94    .55    .45        .50
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                      .46            .08        .46     .38      .46       .57   . 70    .72        .30
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          --             --         --     .11       --        --     --    .01         --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                               .46            .08        .46     .49      .46       .57    .70    .73        .30
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $7.85           8.05       8.06    8.08     8.61      8.64   8.27   8.42       8.70
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED):                   3.28%           .87       5.68    (.48)    5.13     11.76   6.85   5.52       5.99
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                                     1.97%          1.91       1.87    1.93     1.87      1.89   2.07   2.10       2.24
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.83           5.70       5.84    4.95     5.23      6.84   8.19   8.60       8.50
---------------------------------------------------------------------------------------------------------------------------------

                       SHORT-INTERMEDIATE GOVERNMENT FUND

                                                                                                              MAY 31
                                                              YEAR ENDED       AUGUST 1 TO     YEAR ENDED       TO
                                                             SEPTEMBER 30,    SEPTEMBER 30,     JULY 31,     JULY 31,
                                                                 1996             1995            1995         1994
CLASS C SHARES                                               -------------    -------------    ----------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $8.06             8.06            8.08         8.09
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            .47              .09             .47          .07
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                                (.20)            (.01)           (.03)        (.01)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   .27              .08             .44          .06
---------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          .47              .08             .46          .07
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.86             8.06            8.06         8.08
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                    3.36%            1.00            5.73          .77
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          1.85%            1.74            1.78         1.83
---------------------------------------------------------------------------------------------------------------------
Net investment income                                             5.95             5.87            5.93         5.54
---------------------------------------------------------------------------------------------------------------------

                                         YEAR ENDED      AUGUST 1 TO
                                        SEPTEMBER 30,   SEPTEMBER 30,                     YEAR ENDED JULY 31,
                                            1996            1995         1995      1994      1993      1992      1991      1990
ALL CLASSES                             -------------   -------------   --------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
  thousands)                              $204,021         239,619      246,248   266,640   283,249   191,716   104,279   51,741
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%) (annualized)           180%             173          597       916       339       120       180       89
--------------------------------------------------------------------------------------------------------------------------------

NOTES FOR ALL FUNDS:


Total return does not reflect the effect of any sales charges. The Adjustable Rate, Diversified, Government and Income and Capital Funds are separate Massachusetts business trusts. The Cash Reserves, Mortgage and
Short-Intermediate Government Funds are separate portfolios of Kemper Portfolios, a Massachusetts business trust, and the High Yield and Opportunity Funds are separate portfolios of Kemper High Yield Series, a Massachusetts business trust. See "Capital Structure."



The Opportunity Fund (not shown above) will commence operations on or about September 30, 1997.


INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following information sets forth each Fund's investment objective and policies. Each Fund's returns and net asset value will fluctuate (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share) and there is no assurance that any Fund will achieve its objective.

ADJUSTABLE RATE FUND. The Adjustable Rate Fund seeks high current income consistent with low volatility of principal. Under normal market conditions, the Fund will, as a fundamental policy, invest at least 65% of its total assets in adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). See "Government Fund" below concerning U.S. Government Securities and the risks related to those securities, including the fact that the government guarantee of such securities in the Fund's portfolio does not guarantee the net asset value of the Fund's shares. The Fund is designed for the investor who seeks a higher yield than a stable price money market fund or an insured bank certificate of deposit and less fluctuation in net asset value than a longer-term bond fund; unlike money market funds, however, the Fund does not seek to maintain a stable net asset value and, unlike an insured bank certificate of deposit, the Fund's shares are not insured. There is no assurance that the Fund will achieve its objective.

Adjustable rate securities bear interest at rates that adjust at periodic intervals in response to changes in market levels of interest rates generally. As the interest rates are reset periodically, yields on such securities will gradually align themselves to reflect changes in market interest rates. The adjustable interest rate feature of the securities in which the Fund invests generally will act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the Fund's investments are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund's shares to fluctuate less dramatically than it would if the Fund invested in long-term, fixed rate securities. Adjustable rate securities allow the Fund to participate in increases in interest rates through periodic adjustments in the interest rate resulting in both higher current yields and lower price fluctuations. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. As with other mortgage-backed securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates. However, during periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate, possibly resulting in a lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on portfolio investments are adjusted to reflect current market rates. During periods of extreme fluctuations in interest rates, the Fund's net asset value will fluctuate as well.

The Fund may invest without limit in Mortgage-Backed Securities, as described under "Mortgage Fund" below. Mortgage-Backed Securities can have either a fixed rate of interest or an adjustable rate. Adjustable rate mortgage securities in which the Fund generally invests would have the same characteristics as described above with respect to adjustable rate securities. In addition, since most mortgage securities in the Fund's portfolio will generally have annual reset caps of 100 to 200 basis points (1-2%), fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed rate debt securities.


To help protect the value of the Fund's portfolio primarily from interest rate fluctuations, the Fund may engage in interest rate swaps and other swap-related products such as interest rate "caps" and "floors." The Fund will enter into these transactions normally to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing. There is no assurance that these transactions will be successful. The Fund will not sell interest rate caps or floors that it does not own. See "Additional Investment Information--Interest Rate Swaps and Swap-Related Products" below.



The Fund may also invest up to 35% of its total assets in securities other than adjustable rate U.S. Government Securities including, without limitation, privately issued Mortgage-Backed Securities, commercial paper and other debt obligations of corporations and other business organizations, certificates of deposit, bankers' acceptances and time deposits and other debt securities such as convertible securities and preferred stocks. These securities will, at the time of purchase, be rated within the two highest grades (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA or AA) by Standard & Poor's Corporation ("S&P"), or will be non-rated but of comparable quality in the opinion of the investment manager.


The Fund also may invest in obligations collateralized by a portfolio or pool of mortgages, Mortgage-Backed Securities, U.S. Government Securities or other assets and may engage in options and financial futures transactions, securities lending, delayed delivery transactions and other portfolio strategies. See "Additional Investment Information" below.


Additional information concerning the Adjustable Rate Fund appears in the "Interest Rate Swaps, Caps and Floors" and "Additional Information--Adjustable Rate Securities" sections under "Investment Policies and Techniques" in the Statement of Additional Information.



CASH RESERVES FUND. The Cash Reserves Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:


1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and

(b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

4. Commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P, or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.

5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Additional Investment Information" below.

In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks. As a result, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."

The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

SECTION 4(2) PAPER. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The investment manager monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis. See "Investment Restrictions" in the Statement of Additional Information.

DIVERSIFIED FUND. The Diversified Fund seeks high current return. The Fund pursues its objective by investing primarily in fixed income securities and dividend-paying common stocks and by writing options. Current return includes interest income, common stock dividends and any net short-term gains.

Investment in fixed income securities will include corporate debt obligations, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, preferred stocks, and cash and cash equivalents, including repurchase agreements. Investment in equity securities will primarily be in dividend-paying common stocks. The percentage of assets invested in fixed income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. The Fund may invest up to 50% of its total assets in foreign securities that are traded principally in securities markets outside the United States. Foreign securities present certain risks in addition to those presented by domestic securities, including risks associated with currency fluctuations, possible imposition of foreign governmental regulations or taxes adversely affecting portfolio securities and generally different degrees of liquidity, market volatility and availability of information. See "Special Risk Factors--Foreign Securities" below.

The Fund may invest without limit in high yield, fixed income securities, commonly referred to as "junk bonds," that are in the lower rating categories and those that are non-rated. The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund may invest normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

The Fund may also purchase options on securities and index options, purchase and sell financial futures contracts and options on financial futures contracts, engage in foreign currency transactions, engage in delayed delivery transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing investments. In periods of unusual market conditions, the Fund may, for defensive purposes, temporarily retain all or any part of its assets in cash or cash equivalents.

There are market and investment risks with any security and the value of an investment in the Fund will fluctuate over time. In seeking to achieve its investment objective, the Fund will invest in fixed income securities based on the investment manager's analysis without relying on any published ratings. The Fund will invest in a particular fixed income security if in the investment manager's view, the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. See "Special Risk Factors--High Yield (High Risk) Bonds" below and "Appendix--Ratings of Investments" in the Statement of Additional Information.

Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates that may prevail in the future. The values of fixed income securities in the Fund's portfolio will fluctuate depending upon market factors and inversely with current interest rate levels. The market value of equity securities in the Fund's portfolio will also fluctuate with market and other conditions.

GOVERNMENT FUND. The Government Fund seeks high current income, liquidity and security of principal by investing in obligations issued or guaranteed by the U.S. Government or its agencies, and by obtaining rights to acquire such securities. The Fund's yield and net asset value will fluctuate and there can be no assurance that the Fund will attain its objective.

The Fund intends to invest some or all of its assets in Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type. These GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee and represent an interest in one or a pool of mortgages insured by the Federal Housing Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages.

The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates, and an assistant attorney general of the United States has rendered an opinion that this guarantee by GNMA is a general obligation of the United States backed by its full faith and credit.

Mortgages included in single family residential mortgage pools backing an issue of GNMA Certificates have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates (such as the Fund) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of the prepayment or refinancing of such mortgages by homeowners or as a result of the foreclosure of such mortgages. Such prepayments are passed through to the registered holders of GNMA Certificates with the regular monthly payments of principal and interest, which has the effect of reducing future payments on such Certificates. That portion of monthly payments received by the Fund which represents interest and discount will be included in the Fund's net investment income. See "Dividends and Taxes." Principal payments on a GNMA Certificate will be reinvested by the Fund.

The balance of the Fund's assets, other than those invested in GNMA Certificates and options and financial futures contracts as discussed below, will be invested in obligations issued or guaranteed by the United States or by its agencies. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies. Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds). With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Investment Policies and Techniques--Zero Coupon Government Securities" in the Statement of Additional Information for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Collateralized Obligations" below).

U.S. Government Securities of the type in which the Fund may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the U.S. Government Securities in the Fund's portfolio, however, does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. For example, as interest rates rise the value of the Fund's investments will tend to decline, and as interest rates fall the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average portfolio maturity. As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions. With respect to U.S. Government Securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest. The Fund will not invest in Mortgage-Backed Securities issued by private issuers.

The Fund may also write (sell) and purchase options on securities, index options, financial futures contracts and options on financial futures contracts in connection with attempts to hedge its portfolio investments and not for speculation. See "Additional Investment Information" below.

HIGH YIELD FUND. The primary objective of the High Yield Fund is to achieve the highest level of current income obtainable from a professionally managed, diversified portfolio of fixed income securities which the investment adviser considers consistent with reasonable risk. As a secondary objective, the Fund will seek capital gain where consistent with its primary objective.

The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.

There are market and investment risks with any security and the value of an investment in the Fund may fluctuate over time. In seeking to achieve its investment objectives, the Fund will invest in fixed income securities based on the investment manager's analysis without relying on published ratings. The Fund will invest in a particular security if in the view of the investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case. Investment in high yield securities, while providing greater income and opportunity for gain than investment in higher rated securities, entails relatively greater risk of loss of income and principal. See "Special Risk Factors--High Yield (High Risk) Bonds" below and "Appendix--Ratings of Investments" in the Statement of Additional Information.

As a secondary objective, the Fund will seek capital gain where consistent with its primary objective. However, the Fund intends to hold portfolio securities to maturity unless yields on alternative investments, based on current market prices, are more attractive than those on securities held in the Fund's portfolio or unless the investment manager determines defensive strategies should be implemented.

The Fund anticipates that under normal circumstances 90 to 100% of its assets will be invested in fixed income securities (debt and preferred stock issues, including convertibles). The Fund may invest in common stocks, rights or other equity securities when consistent with the Fund's objectives, but will generally hold such equity investments only as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities.

The Fund may invest all or a portion of its assets in money market instruments such as obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated within the two highest grades by either of such rating services; bank certificates of deposit or bankers' acceptances of domestic or Canadian chartered banks having total assets in excess of $1 billion; and any of the foregoing investments subject to short-term repurchase agreements (an instrument under which the purchaser acquires ownership of the underlying obligation and the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price). The Fund may also purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts in connection with attempts to hedge its portfolio investments and not for speculation; and it may purchase foreign securities and engage in foreign currency transactions. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below.

INCOME AND CAPITAL FUND. The Income and Capital Fund seeks as high a level of current income as is consistent with prudent investment management, preservation of capital and ready marketability of its portfolio by investing primarily in a diversified portfolio of investment grade debt securities. Specifically, at least 90% of the Fund's assets will be invested in the following categories: (a) corporate debt securities which are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P; (b) obligations of, or guaranteed by, the United States, its agencies or instrumentalities; (c) obligations (payable in U.S. Dollars) of, or guaranteed by, the government of Canada or any instrumentality or political subdivision thereof; (d) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (e) bank certificates of deposit or bankers' acceptances issued by domestic or Canadian chartered banks having total deposits in excess of $1 billion; (f) options on securities, index options, financial futures contracts and options on financial futures contracts as described under "Additional Investment Information" in connection with attempts to hedge its portfolio investments and not for speculation; and (g) cash and cash equivalents.

There are market and investment risks with any security and the value of an investment in the Fund may fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. There can be no assurance that the objective of the Fund will be achieved. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated. For a discussion of lower rated and non-rated securities, commonly referred to as "junk bonds," and related risks, see "Special Risk Factors--High Yield (High
Risk) Bonds" below and "Appendix--Ratings of Investments" in the Statement of Additional Information. The Fund may also invest in foreign securities and engage in foreign currency transactions. See "Special Risk Factors--Foreign Securities" below.

MORTGAGE FUND. The Mortgage Fund seeks maximum current return from a portfolio of U.S. Government Securities. Additionally, the Fund may engage in options and financial futures transactions which relate to U.S. Government Securities and may purchase or sell securities on a when-issued or delayed delivery basis. See "Additional Investment Information" below for a discussion of such transactions applicable to the Fund.

As a non-fundamental policy, at least 65% of the Fund's total assets normally will be invested in "Mortgage-Backed Securities." Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of Mortgage-Backed Securities: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"); (b) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement. The dominant issuers or guarantors of Mortgage-Backed Securities today are GNMA, FNMA and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue Mortgage-Backed Securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Mortgage-Backed Securities issued by GNMA, FNMA and FHLMC are considered U.S. Government Securities. The Fund will not invest in Mortgage-Backed Securities issued by private issuers.

U.S. Government Securities of the type in which the Fund may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the securities in the Fund, however, does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of the Fund's investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Fund's investments will tend to decline and, as interest rates fall, the value of the Fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayment of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund's average portfolio maturity. As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.


OPPORTUNITY FUND. The Opportunity Fund seeks total return through high current income and capital appreciation. The Fund will invest primarily in fixed income securities and under normal market conditions, the Fund will, invest at least 65% of its total assets in high yield, fixed income securities. The Fund anticipates that under normal conditions approximately 80 to 90% of its total assets will be held in high yield, fixed income securities.



The high yield, fixed income securities (debt and preferred stock issues, including convertibles and assignments or participations in loans) in which the Fund intends to invest are commonly referred to as "junk bonds" and normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by S&P or Moody's. The characteristics of the securities in the Fund's portfolio, such as the maturity and the type of issuer, will affect yields and yield differentials, which vary over time. The actual yield realized by the investor is subject, among other things, to the Fund's expenses and the investor's transaction costs.



There are market and investment risks with any security and the value of an investment in the Fund may fluctuate over time. In seeking to achieve its investment objective, the Fund will invest in fixed income securities based on the investment manager's analysis without relying on published ratings. The Fund will invest in a particular security if in the view of the investment manager the increased yield offered, regardless of published ratings, is sufficient to compensate for a reasonable element of assumed risk. Since investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case. Investment in high yield securities, while providing greater income and opportunity for gain than investment in higher rated securities, entails relatively greater risk of loss of income and principal. See "Special Risk Factors--High Yield (High Risk) Bonds" below and "Appendix--Ratings of Investments" in the Statement of Additional Information.



The Fund may invest up to a maximum of 20% of its total assets in common stocks, rights or other equity securities; generally of companies that issue high yield, fixed income securities. The Fund anticipates that under normal circumstances approximately 10% of its total assets will be in equity securities.



The Fund may borrow money for leverage purposes, which can exaggerate the effect on its net asset value for any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be limited to 20% of the total assets of the Fund, including the amount borrowed. The Fund anticipates that under normal conditions, the Fund would keep the leverage portion under 10% of its total assets. These borrowings are subject to interest costs which may or may not be recovered by the return received on the securities purchased. Under certain circumstances, the interest costs may exceed the return received on the securities purchased.



To help protect the value of the Fund's portfolio primarily from interest rate fluctuations, the Fund may engage in interest rate swaps and other swap-related products such as interest rate "caps" and "floors." The Fund will enter into these transactions normally to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing. There is no assurance that these transactions will be successful. The Fund will not sell interest rate caps or floors that it does not own. See "Additional Investment Information--Interest Rate Swaps and Swap-Related Products" below.



When a defensive position is deemed advisable, all or a significant portion of the Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. The Fund may also: (i) purchase foreign securities and engage in foreign currency transactions and (ii) purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below.


SHORT-INTERMEDIATE GOVERNMENT FUND. The Short-Intermediate Government Fund seeks, with equal emphasis, high current income and preservation of capital from a portfolio composed primarily of short and intermediate-term U.S. Government Securities. Under normal market conditions, the Fund will, as a fundamental policy, invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements of U.S. Government Securities. See "Government Fund" above for a discussion of U.S. Government Securities and the risks related to those securities, including the fact that the government guarantee of U.S. Government Securities in the Fund does not guarantee the net asset value of the shares of the Fund.

Under normal market conditions, the Fund will maintain a Dollar-weighted average portfolio maturity of more than two years but less than five years. The maturity of a security held by the Fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that the maturity of a security may be considered to be a shorter period in the case of (a) contractual rights to dispose of a security, because such rights limit the period during which the Fund bears a market risk with respect to the security, and (b) Mortgage-Backed Securities, because of possible prepayment of principal on the mortgages underlying such securities. Short and intermediate-term securities generally are more stable and less susceptible to principal decline than longer term securities. While short and intermediate-term securities in most cases offer lower yields than securities with longer maturities, the Fund will seek to enhance income through limited investment in fixed income securities other than U.S. Government Securities. The investment manager believes that investment in short and intermediate-term securities allows the Fund to seek both high current income and preservation of capital. There is, however, no assurance that the Fund's objective will be achieved. The return and net asset value of the Fund will fluctuate over time.

Up to 35% of the total assets of the Fund may be invested in fixed income securities other than U.S. Government Securities. Such other fixed income securities include: (a) corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB); (b) commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2); (c) bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion; and
(d) repurchase agreements with respect to any of the foregoing. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics.

During temporary defensive periods when the investment manager deems it appropriate, the Fund may invest all or a portion of its assets in cash or short-term high quality money market instruments, including short-term U.S. Government Securities and repurchase agreements with respect to such securities. The yields on these securities tend to be lower than the yields on other securities to be purchased by the Fund.

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. The Fund may invest in collateralized obligations which, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. The Fund also may engage in options or financial futures transactions in connection with attempts to hedge its portfolio investments and not for speculation. See "Additional Investment Information" below.


SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As stated above, the Diversified Fund may, and the High Yield and Opportunity Funds do, invest a substantial portion of their assets in fixed income securities offering high current income. Subject to its specific investment objective and policies as described above, the Income and Capital Fund may invest up to 10% of its assets in such securities. Such high yield (high risk), fixed income securities ordinarily will be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Accordingly, an investment in the Diversified, High Yield or Opportunity Funds may not constitute a complete investment program and may not be appropriate for all investors.


The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect each Fund's net asset value.


The investment philosophy of the Diversified, High Yield and Opportunity Funds with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Funds seek to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Funds invest, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Fund will be required to distribute income accrued with respect to these securities and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Additional information concerning high yield (high risk) securities appears under "Appendix--Portfolio Composition of High Yield Bonds" below and "Appendix--Ratings of Investments" in the Statement of Additional Information.


SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Diversified, High Yield, Income and Capital and Opportunity Funds have the discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. These Funds currently limit investment in foreign securities not publicly traded in the United States to 50% of total assets in the case of the Diversified Fund and 25% of total assets in the case of the High Yield, Income and Capital and Opportunity Funds. These Funds may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. In connection with their foreign securities investments, these Funds may, to a limited extent, engage in foreign currency exchange, options and futures transactions as a hedge and not for speculation. See "Additional Investment Information--Options and Financial Futures Transactions and Foreign Currency Transactions." The Cash Reserves Fund and the Short-Intermediate Government Funds may, subject to their respective quality standards, invest in U.S. Dollar-denominated securities of foreign issuers.


Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.


EMERGING MARKETS. A Fund's investments in foreign securities may be in developed countries or in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.


Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Fund will invest in foreign fixed income securities based on the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprises's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.


ADDITIONAL INVESTMENT INFORMATION. A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and its investment objective. Accordingly, a Fund may sell fixed income securities in anticipation of a rise in interest rates and purchase such securities for inclusion in its portfolio in anticipation of a decline in interest rates. Frequency of portfolio turnover will not be a limiting factor should the investment manager deem it desirable to purchase or sell securities. The portfolio turnover rates for the Funds (except the Opportunity Fund) are listed under "Financial Highlights." It is anticipated that, under normal circumstances, the portfolio turnover rate for the Opportunity Fund will not exceed 300%. Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Cash Reserves Fund is zero. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Fund must be derived from the sale or other disposition of securities and certain other investments held by a Fund for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.


A Fund (other than the Adjustable Rate, Cash Reserves and Short-Intermediate Government Funds) may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of a Fund's portfolio may be relatively short (under 5 years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. The effective Dollar-weighted average portfolio maturity of the Adjustable Rate Fund generally will range from less than one year to five years. The effective Dollar-weighted average portfolio maturity of the Short-Intermediate Government Fund generally will be more than two years but less than five years. The Cash Reserves Fund will invest only in securities with remaining maturities of 12 months or less and maintains a Dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The Adjustable Rate, Cash Reserves, Mortgage and Short-Intermediate Government Funds each may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. A Fund will not borrow for leverage purposes. The Adjustable Rate Fund may pledge up to 15% of its total assets to secure any such borrowings.

The Diversified, Government, High Yield and Income and Capital Funds may each borrow money only for temporary or emergency purposes and not for leverage purposes, and then only in an amount up to 5% of its assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets.

These Funds, except for the Government Fund, may not pledge their assets in an amount exceeding the amount of the borrowings secured by such pledge. The Government Fund may pledge up to 7 1/2% of its assets to secure any such borrowings.


The Opportunity Fund may, as a temporary measure for extraordinary or emergency purposes, borrow money up to one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests without immediately selling any portfolio securities. The Opportunity Fund may also borrow money up to 20% of the value of its total assets (including the amount borrowed) for leverage purposes. See "Investment Objectives, Policies and Risk Factors--Opportunity Fund" above.


A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities, except that the Cash Reserves and Mortgage Funds may not purchase illiquid securities if more than 10% of their total assets (net assets for Cash Reserves Fund) would be invested in such securities. See "Investment Policies and Techniques--Over-the-Counter Options" in the Statement of Additional Information for a description of the extent to which over-the-counter traded options are in effect considered as illiquid for purposes of a Fund's limit on illiquid securities. Each Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Funds. Such securities may be illiquid and subject to a Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.


Each Fund has adopted certain fundamental investment restrictions which are presented in the Statement of Additional Information and that, together with the investment objective and policies of a Fund (for the Adjustable Rate and Opportunity Funds, however, only those policies specifically designated in this prospectus as fundamental), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of a Fund. Policies of the Adjustable Rate and Opportunity Funds that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval.



INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. As stated above, the Adjustable Rate and Opportunity Funds may engage in interest rate swaps and other swap-related products. Swap agreements can take many different forms and are known by a variety of names. The Adjustable Rate and Opportunity Funds are not limited to any particular form of swap agreement if the investment manager determines it is consistent with a fund's investment objective and policies.



Interest rate swaps are the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to a notional (agreed upon) principal amount, for example, an exchange of floating rate payments for fixed rate payments. Interest rate swaps are generally entered into to permit the party seeking a floating or fixed rate obligation, as the case may be, the opportunity to acquire such obligation at a lower rate than is directly available in the credit market. The success of such a transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.



The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

Additional information concerning interest rate swaps and swap-related products is contained in the Statement of Additional Information under "Investment Policies and Techniques--Interest Rate Swaps and Swap-Related Products."



OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. A Fund (other than the Cash Reserves
Fund) may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. In connection with their foreign securities investments, the Diversified, High Yield, Income and Capital and Opportunity Funds may also purchase and sell foreign currency options.



The Diversified and Mortgage Funds may write (sell) covered call options on up to 100% of net assets and may write (sell) secured put options on up to 50% of net assets. The Adjustable Rate, Government, High Yield, Income and Capital and Opportunity Funds each may write (sell) covered call and secured put options on up to 25% of its net assets. Each such Fund may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during or at the end of the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.


A Fund (other than the Cash Reserves Fund) may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Diversified, High Yield, Income and Capital and Opportunity Funds may also engage in foreign currency financial futures transactions. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund and, for each of the Adjustable Rate and Opportunity Funds, the aggregate notional (agreed upon) principal amount of interest rate swaps, would exceed 50% of the total assets of the Fund.


The Funds may engage in financial futures transactions and may use index options as an attempt to hedge against market risks. For example, if a Fund owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case a Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.


FOREIGN CURRENCY TRANSACTIONS. The Diversified, High Yield, Income and Capital and Opportunity Funds may each invest a limited portion of its assets in securities denominated in foreign currencies. These Funds may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.


The value of the foreign securities investments of a Fund measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.


A Fund will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Diversified, High Yield, Income and Capital and Opportunity Funds do not intend to enter into forward contracts for the purchase of a foreign currency if they would have more than 15% of the value of their total assets committed to such contracts. The Funds segregate cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. A Fund generally does not enter into a forward contract with a term longer than one year.


DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a foreign currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.

DELAYED DELIVERY TRANSACTIONS. Any of the Funds (other than the Cash Reserves
Fund) may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future (not to exceed 120 days from trade date for the Government Fund) in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed yield securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or other liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. A Fund reserves the right to sell these securities before the settlement date if deemed advisable.

In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Funds' limitations on illiquid securities.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Funds (other than the Government Fund) may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Funds will receive amounts equal to dividends or interest on the securities loaned. The Funds will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment manager to be of good standing, and when the investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Fund's total assets.

COLLATERALIZED OBLIGATIONS. Subject to its investment objective and policies, a Fund may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, Mortgage-Backed Securities, U.S. Government Securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government Securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government Securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government Securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Fund (other than the Cash Reserves Fund) may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which interest rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Additional information concerning collateralized obligations is contained in the Statement of Additional Information under "Investment Policies and Techniques--Collateralized Obligations."

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of each Fund and provides each Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-nine years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management (including approximately $16 billion in U.S. Government securities). ZKI acts as investment manager or principal underwriter for 32 open-end and seven closed-end investment companies, with 90 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.



Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreements provide that ZKI shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, is the sub-adviser for the Diversified, High Yield, Income and Capital and Opportunity Funds. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI, ZIML renders investment advisory and management services with regard to such portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the annual rate of .30% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management.


Richard L. Vandenberg (since March, 1996) has been a portfolio manager or co-manager of the Government Fund, the Mortgage Fund and the Short-Intermediate Government Fund. Mr. Vandenberg (since March, 1996) and Elizabeth A. Byrnes (since 1994) are portfolio co-managers of the Adjustable Rate Fund. Mr. Vandenberg joined ZKI in March, 1996 and is a Senior Vice President of ZKI and a Vice President of the Government, Mortgage, Adjustable Rate and Short-Intermediate Government Funds. Immediately prior to joining ZKI, he was a senior vice president and portfolio manager of an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin. Ms. Byrnes joined ZKI in 1982 and is a First Vice President of ZKI and a Vice President of the Adjustable Rate Fund. She received a B.A. from Miami University, Oxford, Ohio.


Frank J. Rachwalski, Jr. is the portfolio manager of the Cash Reserves Fund. He has served in this capacity since the Fund commenced operations in February 1984. Mr. Rachwalski joined ZKI in January 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.


Michael A. McNamara (since 1990) and Harry E. Resis, Jr. (since 1992) are the portfolio co-managers of the High Yield Fund. Daniel J. Doyle (since 1997), Mr. McNamara (since 1997) and Mr. Resis (since 1997) are the portfolio co-managers of the Opportunity Fund. Mr. Doyle joined ZKI in February 1986 and is First Vice President of ZKI and a Vice President of the Opportunity Fund. He received a B.S. in Finance from Northern Illinois University, Dekalb, Illinois, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Doyle is a Chartered Financial Analyst. Mr. McNamara joined ZKI in February 1972 and is a Senior Vice President of ZKI and a Vice President of the High Yield and Opportunity Funds. He received a B.S. in Business Administration from the University of Missouri, St. Louis, Missouri, and an M.B.A. in Finance from Loyola University, Chicago, Illinois. Mr. Resis joined ZKI in June, 1988 and is currently a Senior Vice President of ZKI and a Vice President of the High Yield and Opportunity Funds. He received a B.A. in Finance from Michigan State University, East Lansing, Michigan.


Robert Cessine is the portfolio manager (since 1994) and a Vice President of the Income and Capital Fund. Mr. Cessine joined ZKI in 1993 and is a Senior Vice President of ZKI and director of investment grade corporate and sovereign bond research. Before joining ZKI in 1993, Mr. Cessine was a senior corporate bond analyst and chairman of the bond selection committee of an investment management company. He received a B.S. in Economics from the University of Wisconsin, Madison, Wisconsin, an M.S. in Agricultural and Resource Economics from the University of Maryland, Baltimore/College Park, Maryland and an M.S. in Finance from the University of Wisconsin, Madison, Wisconsin. Mr. Cessine is a Chartered Financial Analyst.


Diversified Income Fund is managed by a team of portfolio managers who are specialists in the basic sectors in which it invests. Messrs J. Patrick Beimford, Jr., Robert S. Cessine, Gordon K. Johns, Michael A. McNamara, Harry E. Resis, Jr., Jonathan W. Trutter and Richard L. Vandenberg are the members of the team. Mr. Beimford joined ZKI in April 1976 and is currently an Executive Vice President of ZKI and a Vice President of the Diversified Fund. He received a B.S.I.M. in Business from Purdue University, West Lafayette, Indiana, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Beimford is a Chartered Financial Analyst. Mr. Johns joined Kemper in 1988 and is managing director of ZIML in London. Previously, he was head of international fixed income fund management at an investment bank in London. He received a B.A. in law from Balliol College in Oxford, United Kingdom. Mr. Trutter is a First Vice President of ZKI. Before joining ZKI in 1989, he was a vice president in commercial banking. Mr. Trutter has an A.B. with dual majors in East Asian Languages and International Relations from the University of Southern California, Los Angeles California and an M.B.A. from Kellogg Graduate School of Management at Northwestern University, Chicago, Illinois. He is also a Certified Public Accountant. See above for information on the background of Messrs. Cessine, McNamara, Resis and Vandenberg.

The Funds pay ZKI investment management fees, payable monthly, at the annual rates shown below. Before May 31, 1994, the Funds paid fees under different fee schedules that are described in "Investment Manager and Underwriter" in the Statement of Additional Information.


                                       ADJUSTABLE RATE, INCOME                   DIVERSIFIED
                                        AND CAPITAL, MORTGAGE          CASH          AND
AVERAGE DAILY NET ASSETS             AND SHORT-INTERMEDIATE GOV'T    RESERVES    HIGH YIELD     GOVERNMENT   OPPORTUNITY
------------------------             ----------------------------    --------    -----------    ----------   -----------
$0 - $250 million..................              .55%                  .40%          .58%          .45%          .65%
$250 million - $1 billion..........              .52                   .38           .55           .43           .62
$1 billion - $2.5 billion..........              .50                   .35           .53           .41           .60
$2.5 billion - $5 billion..........              .48                   .32           .51           .40           .58
$5 billion - $7.5 billion..........              .45                   .30           .48           .38           .55
$7.5 billion - $10 billion.........              .43                   .28           .46           .36           .53
$10 billion - $12.5 billion........              .41                   .26           .44           .34           .51
Over $12.5 billion.................              .40                   .25           .42           .32           .49



PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Fund, Zurich Kemper Distributors, Inc. ("ZKDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of ZKI, is the principal underwriter and distributor of each Fund's shares and acts as agent of each Fund in the sale of its shares. ZKDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. ZKDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. ZKDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and each Fund bears the expense of registering its shares with the Securities and Exchange Commission. ZKDI may enter into related selling group agreements with various broker-dealers, including affiliates of ZKDI, that provide distribution services to investors. ZKDI also may provide some of the distribution services.



CLASS A SHARES. ZKDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," ZKDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.



CLASS B SHARES. For its services under the distribution agreement, ZKDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. ZKDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." ZKDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.



CLASS C SHARES. For its services under the distribution agreement, ZKDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. ZKDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of Class C shares. For periods after the first year, ZKDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of
 .75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by ZKDI or a Fund. ZKDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."



RULE 12B-1 PLAN. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by ZKDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during its 1996 fiscal year (except the Opportunity Fund, which will commence operations on or about September 30,
1997).


                                                                   DISTRIBUTION FEES       CONTINGENT DEFERRED
                                      DISTRIBUTION EXPENSES           PAID BY FUND          SALES CHARGES PAID
                                     INCURRED BY UNDERWRITER         TO UNDERWRITER           TO UNDERWRITER
                                    --------------------------   ----------------------   ----------------------
FUND                                CLASS B         CLASS C     CLASS B       CLASS C    CLASS B       CLASS C
----                                -------         -------     -------       -------    -------       -------
Adjustable Rate..................   $   139,000         55,000      42,000        9,000      19,000           0
Cash Reserves....................   $ 6,023,000        508,000   1,380,000       48,000     766,000       1,000
Diversified......................   $ 3,685,000        169,000   1,909,000       33,000     446,000           0
Government.......................   $ 2,702,000        262,000     475,000       51,000     181,000       1,000
High Yield.......................   $13,577,000      1,437,000   7,450,000      245,000   1,324,000       3,000
Income and Capital...............   $ 3,045,000        185,000     572,000       31,000     146,000       1,000
Mortgage.........................   $ 2,619,000         47,000   9,328,000       12,000   2,147,000           0
Short-Intermediate Government+...   $   777,000        173,000   1,403,000       25,000     486,000       1,000


If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to ZKDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by ZKDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse ZKDI for its expenses incurred.



ADMINISTRATIVE SERVICES. ZKDI also provides information and administrative services for shareholders of each Fund pursuant to administrative services agreements ("administrative agreements"). ZKDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Funds. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Fund and its special features and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, each Fund pays ZKDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of such Fund. With respect to Class A shares, ZKDI then pays each firm a service fee at an annual rate of
(a) up to .15% of net assets (.25% for the Cash Reserves, Mortgage and Short-Intermediate Government Funds) of those accounts that it maintains and services for each Fund attributable to shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts that it maintains and services for each Fund attributable to Class A shares acquired on or after October 1, 1993. With respect to Class B shares and Class C shares, ZKDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of net assets of those accounts in the Fund that it maintains and services attributable to Class B shares and Class C shares, respectively. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI.



CLASS A SHARES. For Class A shares, a firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase and the fee continues until terminated by ZKDI or a Fund. The fees are calculated monthly and paid quarterly.



CLASS B AND CLASS C SHARES. ZKDI currently advances to firms the first year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms a service fee at a rate of up to .25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund.



ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for each Fund.

Currently, the administrative services fee payable to ZKDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fee that it receives from each Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services as well as, with respect to Class A shares (except for the Cash Reserves, Mortgage and Short-Intermediate Government Funds), the date when shares representing such assets were purchased. In addition, ZKDI may, from time to time, from its own resources, pays certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Funds.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. For Funds that invest in foreign securities, The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside the United States. IFTC also is the Funds' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Funds and as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of shareholder service agent fees payable to the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.


PORTFOLIO TRANSACTIONS. ZKI and ZIML place all orders for purchases and sales of a Fund's securities. Subject to seeking best execution of orders, ZKI and ZIML may consider sales of shares of a Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. The Cash Reserves Fund's net investment income is declared as a dividend daily, and dividends are reinvested or paid in cash monthly. Each other Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually.

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


TAXES. Each Fund intends to continue to qualify (or for the Opportunity Fund, intends to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Diversified, High Yield or Opportunity Funds may qualify for the dividends received deduction available to corporate shareholders. However, it is anticipated that only a small portion, if any, of the dividends paid by such Funds will so qualify. No portion of the dividends paid by the Adjustable Rate, Cash Reserves, Government, Income and Capital, Mortgage or Short-Intermediate Government Funds will qualify for the dividends received deduction.


A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on direct (but not guaranteed) obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes, including information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes, including information regarding any foreign taxes and credits. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE


For each Fund except the Cash Reserves Fund, the net asset value per share is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund (other than the Cash Reserves Fund) will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are primarily traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Equity options are valued at the last sale price unless the bid price is higher or the ask price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options, swap agreements and swap-related products are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value of a Fund investing in foreign securities does not necessarily take place contemporaneously with the determination of the prices of the Fund's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining the net asset value of a Fund investing in foreign securities, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.


For the Cash Reserves Fund, the net asset value per share is determined separately for each class as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange on each day the Exchange is open for trading. The Fund seeks to maintain a net asset value of $1.00 per share in each class but there is no assurance that it will do so. The net asset value per share of a class is determined by dividing the Fund's net assets attributable to that class by the total number of shares of the class outstanding. The Fund values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value per share calculated by reference to market-based quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Fund purchases only securities with a maturity of 12 months or less and maintains a Dollar-weighted average portfolio maturity of 90 days or less. In addition, the Fund limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7. See "Investment Objectives, Policies and Risk Factors--Cash Reserves Fund."


PURCHASE OF SHARES


ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund (other than the Cash Reserves Fund), are sold to investors subject to an initial sales charge. Class A shares of the Cash Reserves Fund exchanged into Class A shares of another Kemper Mutual Fund are subject to the applicable sales charge of the Kemper Mutual Fund at the time of the exchange. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                 ANNUAL 12B-1 FEES
                                              (AS A % OF AVERAGE DAILY
                     SALES CHARGE                   NET ASSETS)                  OTHER INFORMATION
          ----------------------------------  ------------------------   ----------------------------------
Class A*  Maximum initial sales charge of          None                  Initial sales charge waived or
          4.5% of the public offering price                              reduced for certain purchases
          (3.5% for the Adjustable Rate and
          Short-Intermediate Government
          Funds)
Class B   Maximum contingent deferred sales       0.75%                  Shares convert to Class A shares
          charge of 4% of redemption                                     six years after issuance
          proceeds; declines to zero after
          six years
Class C   Contingent deferred sales charge        0.75%                  No conversion feature
          of 1% of redemption proceeds for
          redemptions made during first year
          after purchase

---------------
* No initial sales charge applies to purchases of Class A shares of the Cash Reserves Fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Mutual Funds.

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to the Fund's custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

The Cash Reserves Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) WIRE

TRANSFER. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, the custodian for the Fund. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) CHECK. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) DEALER TRADES. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends and Taxes" for more information.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers of the Adjustable Rate and Short-Intermediate Government Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

            ADJUSTABLE RATE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS

                                                                                       Sales Charge
                                                               -------------------------------------------------------------
                                                                                           As a                 Allowed to
                                                                    As a               Percentage of           Dealers as a
                                                               Percentage of             Net Asset            Percentage of
                                                               Offering Price             Value*              Offering Price
Amount of Purchase                                             --------------          -------------          --------------
Less than $100,000.........................................              3.50%                  3.63%                   3.00%
$100,000 but less than $250,000............................              3.00                   3.09                    2.50
$250,000 but less than $500,000............................              2.50                   2.56                    2.25
$500,000 but less than $1 million..........................              2.00                   2.04                    1.75
$1 million and over........................................               .00**                  .00**                   ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by ZKDI as discussed below.

The public offering price of Class A shares for purchasers of the Diversified, Government, High Yield, Income and Capital, Mortgage and Opportunity Funds choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.



     DIVERSIFIED, GOVERNMENT, HIGH YIELD, INCOME AND CAPITAL, MORTGAGE AND
                               OPPORTUNITY FUNDS


                                                                                       Sales Charge
                                                               -------------------------------------------------------------
                                                                                           As a                 Allowed to
                                                                    As a               Percentage of           Dealers as a
                                                               Percentage of             Net Asset            Percentage of
                                                               Offering Price             Value*              Offering Price
Amount of Purchase                                             --------------          -------------          --------------
------------------
Less than $100,000.........................................           4.50%                  4.71%                   4.00%
$100,000 but less than $250,000............................           3.50                   3.63                    3.00
$250,000 but less than $500,000............................           2.60                   2.67                    2.25
$500,000 but less than $1 million..........................           2.00                   2.04                    1.75
$1 million and over........................................            .00**                  .00**                   ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed below.


Each Fund receives the entire net asset value of all its Class A shares sold. ZKDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, ZKDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.



Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ZKI or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. ZKDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features;" or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


ZKDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege. For purposes of determining the appropriate commission percentage to be applied to a particular sale, ZKDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features --Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves Fund).



Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, ZKDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by ZKDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves Fund).



Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with ZKDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with ZKDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund Class A shares may purchase Fund shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by ZKDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.



Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with ZKDI, for themselves or members of their families. ZKDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."


ZKDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. ZKDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."



Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares originally representing Initial Shares of a KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for ZKDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.



PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." ZKDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. ZKDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."


WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment, and for the Cash Reserves Fund, the other Kemper Mutual Fund into which the investor may wish to exchange in the future. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.


GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and ZKDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. ZKDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.



ZKDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by ZKSC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by ZKDI in acknowledgement of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.



In addition to the discounts or commissions described above, ZKDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds or other funds underwritten by ZKDI.



Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by ZKDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.


Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of ZKDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.


Shareholders should direct their inquiries to ZKSC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase

Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).


Because of the high cost of maintaining small accounts, effective January 1998, the Funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.


REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to ZKDI, which each Fund has authorized to act as its agent. There is no charge by ZKDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by ZKDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of ZKDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if ZKI deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.


CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies ZKDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

 YEAR OF                                                                   CONTINGENT
REDEMPTION                                                                  DEFERRED
  AFTER                                                                      SALES
 PURCHASE                                                                    CHARGE
----------                                                                 ----------
 First.................................................................            4%
 Second................................................................            3%
 Third.................................................................            3%
 Fourth................................................................            2%
 Fifth.................................................................            2%
 Sixth.................................................................            1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                                       CONTINGENT DEFERRED SALES CHARGE
        YEAR OF             ---------------------------------------------------------------------------------------
       REDEMPTION                                           SHARES PURCHASED ON OR AFTER
         AFTER              SHARES PURCHASED ON OR AFTER    FEBRUARY 1, 1991 AND BEFORE     SHARES PURCHASED BEFORE
        PURCHASE                   MARCH 1, 1993                   MARCH 1, 1993               FEBRUARY 1, 1991
       ----------           ----------------------------    ----------------------------    -----------------------
First...................                 4%                              3%                            5%
Second..................                 3%                              3%                            4%
Third...................                 3%                              2%                            3%
Fourth..................                 2%                              2%                            2%
Fifth...................                 2%                              1%                            2%
Sixth...................                 1%                              1%                            1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age
70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.


CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. ZKDI receives any contingent deferred sales charge directly.


REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund (other than shares of the Cash Reserves Fund purchased directly at net asset value) or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Funds' shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES


CLASS A SHARES -- COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Value Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and
(c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.



CLASS A SHARES -- LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by ZKDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.


CLASS A SHARES -- CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.


CLASS A SHARES -- AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or ZKDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.


EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI.


Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features --Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.


GENERAL. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or ZKDI. Exchanges may be accomplished by a written request to ZKSC, Attention:
Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.


SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.


EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to ZKSC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").



BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to ZKSC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.


PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.


The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. ZKDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.



TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and ZKDI can establish investor accounts in any of the following types of retirement plans:



- Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.


- 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.


PERFORMANCE

A Fund may advertise several types of performance information for a class of shares, including "yield" and, for each Fund except the Cash Reserves Fund, "average annual total return" and "total return." The Cash Reserves Fund also may advertise its "effective yield." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by ZKI may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the Cash Reserves
Fund) expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. Yield is an annualized figure, which means that it is assumed that a Fund generates the same level of net investment income over a one year period. The effective yield for the Cash Reserves Fund is calculated similarly, but the net investment income earned is assumed to be compounded when annualized. The Cash Reserves Fund's effective yield will be slightly higher than its yield due to this compounding. Net investment income is assumed to be compounded semiannually when it is annualized for Funds other than the Cash Reserves Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The yield or price volatility of a Fund (particularly the Adjustable Rate Fund) may be compared to various securities, such as U.S. Government Securities, or indexes, such as the COFI referred to above or the Constant Maturity Treasury Index ("CMT") published by the Federal Reserve Board. A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for the Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Objectives, Policies and Risk Factors--Additional Investment Information," option writing can limit the potential for capital appreciation.

Class A shares of each Fund other than the Cash Reserves Fund are sold at net asset value plus a maximum sales charge of 4.5% of the offering price (3.5% for the Adjustable Rate and Short-Intermediate Government Funds). While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost, except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

CAPITAL STRUCTURE


The Adjustable Rate, Diversified, Government, Income and Capital Funds, and High Yield Series are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Adjustable Rate Fund was organized as a business trust under the laws of Massachusetts on May 28, 1987. Prior to January 1, 1992, the Fund was known as "Kemper Enhanced Government Income Fund." The Diversified Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Option Income Fund, Inc., a Maryland corporation organized in 1977. Prior to February 1, 1989, the Fund was known as "Kemper Option Income Fund." The Government Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper U.S. Government Securities Fund, Inc., a Maryland corporation (formerly known as Kemper Fund For Government Guaranteed Securities, Inc.) organized in 1980 as successor to a Pennsylvania business trust organized in 1977. The High Yield and Opportunity Funds are separate series, or "Portfolios," of Kemper High Yield Series. The High Yield Series was organized as a business trust under the laws of Massachusetts on October 24, 1985 with a single portfolio. Effective January 31, 1986, that Trust, pursuant to a reorganization succeeded to the assets and liabilities of Kemper High Yield Fund, Inc., a Maryland corporation organized in 1977. Prior to September 30, 1997, the Trust was known as Kemper High Yield Fund. The Income and Capital Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985. Effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Income and Capital Preservation Fund, Inc., a Maryland corporation organized in 1972. The Cash Reserves, Mortgage and Short-Intermediate Government Funds are separate series, or "Portfolios", of Kemper Portfolios ("KP"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Until December 1, 1989, the Mortgage Fund was known as the "Government Plus Portfolio" and prior to May 28, 1994, the Mortgage Fund was known as the "Government Portfolio." Prior to May 28, 1994, the Cash Reserves Fund was known as the Money Market Portfolio, and the Short-Intermediate Government Fund was known as the Short-Intermediate Government Portfolio.



Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of each Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trusts may offer multiple Portfolios, each is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, each Portfolio offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of ZKI and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in a Portfolio: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of each Portfolio have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Portfolio's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares of each Portfolio are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. If shares of more than one Portfolio for any Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

APPENDIX--PORTFOLIO COMPOSITION OF HIGH YIELD BONDS


The table below reflects the composition by quality rating of the portfolios of the Diversified and High Yield Funds. The Opportunity Fund will commence operations on or about September 30, 1997. Percentages for each Fund reflect the net asset weighted average of the percentage for each category on the last day of each month in the twelve month period ended October 31, 1996. The table reflects the percentage of total net assets represented by fixed income securities rated by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), by unrated fixed income securities and by other assets. The percentage shown reflects the higher of the Moody's or S&P rating. U.S. Government securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Cash equivalents include money market instruments, repurchase agreements, net payables and receivables, treasuries with a maturity of less than one year and cash. Other assets include options, financial futures contracts and equity securities. As noted under "Investment Objectives, Policies and Risk Factors" the Diversified, High Yield and Opportunity Funds invest in high yielding, fixed income securities without relying upon published ratings. The allocations in the table are not necessarily representative of the composition of the portfolios at other times. Portfolio composition will change over time.


END OF THE MONTH COMPOSITION OF PORTFOLIO BY QUALITY AS AN AVERAGE PERCENTAGE OF
                 NET ASSETS (NOVEMBER 1, 1995-OCTOBER 31, 1996)

        MOODY'S/S&P RATING                    DIVERSIFIED   HIGH YIELD      GENERAL DEFINITION OF
             CATEGORY                            FUND          FUND              BOND QUALITY
        ------------------                    -----------   ----------      ---------------------
Cash Equivalents..................                  (2)%          6%
Aaa/AAA...........................                  48            1      Highest quality
Aa/AA.............................                   3            0      High quality
A/A...............................                   2            0      Upper medium grade
Baa/BBB...........................                   4            0      Medium grade
Ba/BB.............................                  14           21      Some speculative elements
B/B...............................                  22           61      Speculative
Caa/CCC...........................                   1            5      More speculative
Ca/CC, C/C........................                   0            0      Very speculative
D.................................                   0            0      In default
Not Rated.........................                   7            3
Other Assets......................                   1            2
                                                   ---          ---
Net Assets........................                 100%         100%

The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix--Ratings of Investments" in the Statement of Additional Information. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

                                  PROSPECTUS



                                    KEMPER


                                 INCOME FUNDS



                              SEPTEMBER 30, 1997



                                --------------

                            KEMPER ADJUSTABLE RATE
                             U.S. GOVERNMENT FUND

                          KEMPER CASH RESERVES FUND

                        KEMPER DIVERSIFIED INCOME FUND

                            KEMPER U.S. GOVERNMENT
                               SECURITIES FUND

                            KEMPER HIGH YIELD FUND


                              KEMPER HIGH YIELD
                               OPPORTUNITY FUND


                          KEMPER INCOME AND CAPITAL
                              PRESERVATION FUND

                          KEMPER U.S. MORTGAGE FUND

                          KEMPER SHORT-INTERMEDIATE
                               GOVERNMENT FUND
                                --------------


                                    KEMPER
                                [KEMPER LOGO]

[KEMPER LOGO]           Kemper

                        Zurich Kemper Distributors, Inc.

                        222 South Riverside Plaza
                        Chicago, IL  60606-5808


KFIF-1 (9/97)           [RECYCLED PAPER LOGO]

SRI 610112

                             KEMPER HIGH YIELD FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies and
                                                  Techniques
14.  Management of the Fund...................    Investment Manager and Underwriter;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Underwriter;
                                                  Officers and Trustees
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Dividends and Taxes
21.  Underwriters.............................    Investment Manager and Underwriter
22.  Calculation of Performance Data..........    Performance
23.  Financial Statements.....................    Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 30, 1997


          KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND (THE "ADJUSTABLE
                                  RATE FUND")
              KEMPER CASH RESERVES FUND (THE "CASH RESERVES FUND")
            KEMPER DIVERSIFIED INCOME FUND (THE "DIVERSIFIED FUND")
         KEMPER U.S. GOVERNMENT SECURITIES FUND (THE "GOVERNMENT FUND")

                 KEMPER HIGH YIELD FUND (THE "HIGH YIELD FUND")


          KEMPER HIGH YIELD OPPORTUNITY FUND (THE "OPPORTUNITY FUND")

          KEMPER INCOME AND CAPITAL PRESERVATION FUND (THE "INCOME AND
                                 CAPITAL FUND")
                KEMPER U.S. MORTGAGE FUND (THE "MORTGAGE FUND")
KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND (THE "SHORT-INTERMEDIATE GOVERNMENT
                                    FUND")

               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for each of the funds (the "Funds") listed above. It should be read in conjunction with the combined prospectus of the Funds dated September 30, 1997. The prospectus may be obtained without charge from the Funds.

                               ------------------

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
Investment Restrictions.....................................  B-1
Investment Policies and Techniques..........................  B-13
Portfolio Transactions......................................  B-21
Investment Manager and Underwriter..........................  B-23
Purchase and Redemption of Shares...........................  B-30
Dividends and Taxes.........................................  B-31
Performance.................................................  B-33
Officers and Trustees.......................................  B-49
Shareholder Rights..........................................  B-54
Opportunity Fund -- Report of Independent Auditors (     ,
  1997).....................................................  B-56
Opportunity Fund -- Statement of Net Assets (September,
  1997).....................................................  B-57
Appendix--Rating of Investments.............................  B-58



The financial statements appearing in each Fund's 1996 Annual Report to Shareholders and the Semiannual Report to Shareholders for the period ended March 31, 1997 (unaudited) for the High Yield Fund are incorporated herein by reference. The Annual Report for the Fund for which this Statement of Additional Information is requested accompanies this document. The Semiannual Report also accompanies requests for the High Yield Fund's Statement of Additional Information. With respect to the unaudited financial statements contained in the Semiannual Report, all adjustments necessary for a fair statement of the results of operations for the period covered by the report are included. All such adjustments are of a normal recurring nature.



KFIF-13 9/97                                     [LOGO]printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

THE ADJUSTABLE RATE FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities including collateralized obligations thereof) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Adjustable Rate Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including collateralized obligations thereof) which with their predecessors have a record of less than three years continuous operations.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Invest more than 15% of its net assets in illiquid securities.

(vi) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(vii) Invest in oil, gas, and other mineral leases.

(viii) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(ix) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(x) Invest more than 10% of its total assets in securities of real estate investment trusts.


THE CASH RESERVES FUND MAY NOT, AS A FUNDAMENTAL POLICY:


(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(8) Concentrate more than 25% of the Fund's net assets in any one industry; provided, however, that the Fund intends, under normal conditions, to invest more than 25% of its net assets in instruments issued by banks in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid. [Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.]

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

(16) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(17) Engage in put or call option transactions.

(18) Invest in commodities or commodity futures contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Cash Reserves Fund may not:

(i) Invest in oil, gas or other mineral exploration or development programs.

(ii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(iii) Invest in limited partnership interests in real estate.

THE DIVERSIFIED FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described in the prospectus.

(3) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(4) Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

(5) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on the purchase of put and call options, combinations thereof or similar options; except that the Fund may write covered call options with respect to its portfolio securities or securities indices, or write secured put options; and the Fund may enter into closing transactions with respect to such options, and may buy or sell options on financial futures contracts.

(6) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(7) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options of such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(8) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(9) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year, though it may borrow in the future as permitted by that investment restriction. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Diversified Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets on securities of real estate investment assets.

THE GOVERNMENT FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements, except that the Fund may engage in options and financial futures transactions.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(3) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(4) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(5) Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.) Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase.

(6) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph 1 above and may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned.

(7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Government Fund has adopted the following non-fundamental restriction which may be changed by the Board of Trustees without shareholder approval. The Government Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities.

THE HIGH YIELD FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objectives and policies are not prohibited and it may lend its securities as discussed under "Investment Objectives, Policies and Risk Factors -- Additional Investment Information" in the prospectus.

(3) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(4) Invest more than 25% of the Fund's total assets in fixed income securities which are payable in currencies other than United States Dollars. (Investments in such securities may involve risks which differ from investments in securities of U.S. issuers, such as future political and economic developments, the possible imposition of governmental restrictions and taxes, as well as currency fluctuation.)

(5) Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 3 in the latest fiscal year; though it may borrow in the future as permitted by that investment restriction. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The High Yield Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE INCOME AND CAPITAL FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Invest in securities other than those specified under "Investment Objectives, Policies and Risk Factors" in the prospectus. This restriction does not prevent the Fund from holding common stocks or other corporate securities not qualifying as debt obligations if such securities are acquired through conversion provisions of debt securities or from corporate reorganizations. Nor does it prevent the holding of debt securities whose quality rating is reduced by the rating services below those specified under "Investment Objectives, Policies and Risk Factors" after purchase by the Fund.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or Canadian governments, their agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives, Policies and Risk Factors -- Additional Investment Information" in the prospectus.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(8) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Income and Capital Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment assets.

THE MORTGAGE FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(8) Concentrate more than 25% of the Fund's net assets in any one industry.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid. [Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.]

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(15) Issue senior securities as defined in the Investment Company Act of 1940.

(16) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.

(17) Write (sell) put or call options, combinations thereof or similar options except that the Fund may write covered call options on up to 100% of the Fund's net assets and may write secured put options on up to 50% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(18) Invest in commodities or commodity futures contracts although the Fund may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or total assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 7 in the latest fiscal year, and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Mortgage Fund may not:

(i) Invest in oil, gas or other mineral exploration or development programs.

(ii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(iii) Invest in limited partnership interests in real estate.


THE OPPORTUNITY FUND MAY NOT, AS A FUNDAMENTAL POLICY:



(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.



(2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objectives and policies are not prohibited and it may lend its securities as discussed under "Investment Objectives, Policies and Risk Factors -- Additional Investment Information" in the prospectus.



(3) Borrow money except (i) for leverage purposes, but not for more than 20% of the Fund's total assets, including the amount borrowed, and (ii) as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary.



(4) Engage in margin purchases except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions; nor may the Fund make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for securities, without payment of additional consideration, which are equal in amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. (Management does not intend to make such sales except for the purpose of deferring realization of gain or loss for federal income tax purposes.)



(5) Invest 25% or more of its total assets in any one industry.



(6) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.



(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Issue senior securities except as permitted under the Investment Company Act of 1940.



If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Opportunity Fund may not:



(i) Invest for the purpose of exercising control or management of another issuer.



(ii) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.



(iii) Invest more than 15% of its net assets in illiquid securities.



(iv) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.


THE SHORT-INTERMEDIATE GOVERNMENT FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements or by lending its portfolio securities in accordance with its investment objective and policies).

(5) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. [The Fund will not borrow for leverage purposes, and while borrowings are outstanding securities will not be purchased.]

(6) Concentrate more than 10% of the Fund's net assets in any one industry.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Issue senior securities except as permitted under the Investment Company Act of 1940.

(9) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and option transactions.

(10) Engage in put or call option transactions; however, the Fund may write
(sell) put or call options on up to 25% of its net assets and may purchase put or call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and the Fund may buy and sell options on financial futures contracts.

(11) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 5 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Short-Intermediate Government Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, including collateralized obligations thereof) which with their predecessors have a record of less than three years continuous operation.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. This restriction does not apply to the Fund to the extent that certain collateralized obligations may be considered to be issued by an "investment company" (see "Investment Policies and Techniques --Collateralized Obligations").

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in oil, gas or other mineral exploration or development programs.

(viii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(ix) Invest in limited partnership interests in real estate.

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The Cash Reserves Fund does not engage in options and futures transactions. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.

OPTIONS ON SECURITIES. A Fund (other than the Cash Reserves Fund) may write
(sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives, Policies and Risk Factors"), the Funds (other than the Cash Reserves
Fund) may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets (10% of total assets for the Mortgage Fund). The "liquidity charge" referred to above is computed as described below.

The Funds anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund (other than the Cash Reserves Fund) also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Funds (except the Cash Reserves Fund) may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund (other than the Cash Reserves
Fund) may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. The Funds (other than the Cash Reserves Fund) may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. A Fund reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Fund holds or intends to purchase.


FOREIGN CURRENCY OPTIONS. The Diversified, High Yield, Income and Capital and Opportunity Funds may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Diversified, High Yield, Income and Capital and Opportunity Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.


Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Diversified, High Yield, Income and Capital and Opportunity Funds may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency exchange.


If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

A Fund will not enter into forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. See "Foreign Currency Transactions" under "Investment Objectives, Policies and Risk Factors--Additional Investment Information" in the prospectus. A Fund segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. The Diversified, High Yield, Income and Capital and Opportunity Funds do not intend to enter into forward contracts for the purchase of a foreign currency if they would have more than 15% of the value of their total assets committed to such contracts. A Fund generally will not enter into a forward contract with a term longer than one year.


COLLATERALIZED OBLIGATIONS. A Fund will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Fund's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. No Fund currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, Mortgage-Backed Securities or U.S. Government Securities. Currently, none of the Funds intends to invest more than 10% of its total assets in inverse floaters. The Cash Reserves Fund does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only (IO) and principal only (PO) securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 10% of a Fund's total assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Fund's limitation on illiquid securities, however, the Board of Trustees of a Fund may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

ZERO COUPON GOVERNMENT SECURITIES. Subject to its investment objective and policies, a Fund may invest in zero coupon U.S. Government Securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships (see "Investment Objectives, Policies and Risk Factors--Additional Investment Information--Collateralized Obligations" in the prospectus). The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Fund currently intends to invest more than 5% of its net assets in zero coupon U.S. Government Securities during the current year.

SHORT SALES AGAINST-THE-BOX. The Adjustable Rate, Diversified and Mortgage Funds may each make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. No Fund currently intends, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.


INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. Each of the Adjustable Rate and Opportunity Funds usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amounts of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high grade liquid debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that a Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis.



Each of the Adjustable Rate and Opportunity Funds will not enter into any swap transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category for the Adjustable Rate Fund, and, within the top three rating categories for the Opportunity Fund, by at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documents have not yet been developed and, accordingly, they are less liquid than swaps. It is anticipated that neither the Adjustable Rate nor Opportunity Fund will invest more than 5% of its total assets in interest rate caps and floors and that the aggregate notional (agreed upon) principal amount of interest rate swaps entered into by a Fund and the aggregate contract value of outstanding futures contracts of a Fund and futures contracts subject to outstanding options written by a Fund will not exceed 50% of the Fund's total assets.



ADDITIONAL INFORMATION--ADJUSTABLE RATE SECURITIES. The interest rates paid on the adjustable rate securities in which the Adjustable Rate Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

The Mortgage-Backed Securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-Backed Securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, they are generally considered to offer minimal credit risks. The yields provided by these Mortgage-Backed Securities have historically exceeded the yields on other types of U.S. Government Securities with comparable maturities in large measure due to the prepayment risk discussed below.

If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Adjustable Rate Fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, the Adjustable Rate Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments by the Adjustable Rate Fund to exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. Also, the Adjustable Rate Fund's net asset value could vary to the extent that current yields on Mortgage-Backed Securities are different than market yields during interim periods between coupon reset dates.

During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Adjustable Rate Fund. Further, because of this feature, the value of adjustable rate mortgages is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. As with other Mortgage-Backed Securities, interest rate declines may result in accelerated prepayment of mortgages, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.

One additional difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgage securities, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a specified, published interest rate index. The amount of interest due to an adjustable rate mortgage security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. It is these special characteristics that are unique to adjustable rate mortgages that the Fund believes make them attractive investments in seeking to accomplish the Adjustable Rate Fund's objective.


PORTFOLIO TRANSACTIONS



Zurich Kemper Investments, Inc. ("ZKI") and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Funds and other clients including affiliated insurance companies. Zurich Investment Management Limited ("ZIML") is the sub-adviser for the Diversified, High Yield, Income and Capital and Opportunity Funds. ZKI and its affiliates share some common research and trading facilities. ZIML is the subadviser for other Kemper Funds. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to a Fund. On the other hand, the ability of a Fund to participate in volume transactions may produce better executions for a Fund in some cases.

ZKI and ZIML, in effecting purchases and sales of portfolio securities for the account of a Fund, will implement each Fund's policy of seeking best execution of orders. ZKI and ZIML may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to a Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI and ZIML may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to a Fund and ZKI and its affiliates, although ZKI and ZIML are not authorized to pay higher commissions to firms that provide such services, except as described below.

ZKI and ZIML may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of the products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to
Section 28(e) and procedures adopted by the Board of Trustees of each Fund, a Fund (except the Cash Reserves, Mortgage and Short-Intermediate Government Funds) could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI or ZIML determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's or ZIML's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its affiliates. The investment management fee paid by a Fund to ZKI is not reduced because these research services are received.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided (except the Opportunity Fund which will commence operations on or about September 30, 1997).


                                                              ALLOCATED TO FIRMS
                                                                   BASED ON
                                                                 RESEARCH IN
                   FUND                        FISCAL 1996       FISCAL 1996        FISCAL 1995    FISCAL 1994
                   ----                        -----------    ------------------    -----------    -----------
Adjustable Rate............................    $    29,000            0%            $    99,000    $         0
Cash Reserves..............................    $         0            0%            $         0    $         0
Diversified................................    $ 2,927,000            0%            $ 1,323,000    $ 2,938,000
Government.................................    $   806,000            0%            $   823,000    $ 1,071,000
High Yield.................................    $46,280,000            0%            $21,136,000    $20,105,000
Income and Capital.........................    $ 1,624,000            0%            $ 1,576,000    $ 1,168,000
Mortgage...................................    $   545,000            0%            $ 1,598,000+   $   835,000
Short-Intermediate Government..............    $    44,000            0%            $   125,000+   $    15,000

---------------
+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

The change in portfolio turnover rates during the last two fiscal years for the Income and Capital Fund (see "Financial Highlights" in the prospectus) was due primarily to strategies related to Government securities transactions.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is each Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to investment management agreements, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Zurich Kemper Distributors, Inc. ("ZKDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states. ZKI has agreed to reimburse the Government Fund should all operating expenses of the Fund, including the compensation of ZKI, but excluding taxes, interest, distribution services fee, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average daily net assets of the fund on an annual basis.


The investment management agreements provide that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


The current investment management fee rates paid by the Funds are in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below (except for the Opportunity Fund which will commence operations on or about September 30, 1997).


FUND                                                               1996           1995          1994
----                                                               ----           ----          ----
Adjustable Rate.............................................    $   627,000       887,000     1,022,000*
Cash Reserves...............................................    $   922,000     1,346,000+*   1,464,000*
Diversified.................................................    $ 4,239,000     4,152,000     3,226,000
Government..................................................    $18,159,000    19,681,000    22,103,000
High Yield..................................................    $19,436,000    17,917,000    13,201,000
Income and Capital..........................................    $ 3,194,000     2,923,000     2,734,000
Mortgage....................................................    $16,340,000    21,526,000+   28,093,000
Short-Intermediate Government...............................    $ 1,230,000     1,626,000+    1,617,000

---------------
+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

* Fee waivers and/or expense absorptions in effect during the period, see below.

ZKI agreed temporarily to absorb operating expenses for the Cash Reserves Fund from October 1, 1992 to May 28, 1994. During the fiscal year ended July 31, 1994, ZKI absorbed or paid $631,000 of operating expenses for the Cash Reserves Fund. Prior to May 31, 1994, the Cash Reserves, Mortgage and Short-Intermediate Government Funds paid ZKI an annual investment management fee, payable monthly, on a graduated basis of .60% of the first $5 billion of average daily net assets of all Portfolios of Kemper Portfolios, .55% of the next $5 billion and .50% of average daily net assets of all Portfolios subject to the agreement over $10 billion.

Beginning January 17, 1992, ZKI agreed to waive its full management fee and to absorb all other operating expenses of the Adjustable Rate Fund through December 31, 1992. For this purpose, "operating expenses" does not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Commencing on January 1, 1993, the investment management fee and other operating expenses were gradually reinstated at the aggregate rate (as a percentage of average daily net assets) of .07% each month. All expenses were reinstated by January 31, 1994. If the fee waiver had not been in effect during the fiscal years ended August 31, 1994 ZKI would have received management fees of $1,161,000 from the Fund. Prior to May 31, 1994, the Adjustable Rate Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .50% of average daily net assets.

Prior to May 31, 1994, the Diversified Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .70% of average daily net assets.

Prior to May 31, 1994, the Government Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .55% of the first $200 million of average daily net assets, .45% of the next $300 million of average daily net assets, and .35% of average daily net assets over $500 million.

Prior to May 31, 1994, the High Yield Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .65% of the first $75 million of average daily net assets, .55% of the next $75 million of average daily net assets, and .50% of average daily net assets over $150 million.

Prior to May 31, 1994, the Income and Capital Fund paid ZKI an investment management fee, payable monthly, at the annual rate of .55% of the first $200 million of average daily net assets, .45% of the next $300 million of average daily net assets and .35% of average daily net assets over $500 million.

FUND SUB-ADVISER. ZIML, 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, is the sub-adviser for the foreign securities portion of the Diversified, High Yield, and Income and Capital Funds. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI for each such Fund.

Under the terms of the Sub-Advisory Agreement for a Fund, ZIML renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZIML may, under the terms of each Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the annual rate of .30% of the portion of the average daily net assets of each Fund allocated by ZKI to ZIML for management. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

Each Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.


Each Sub-Advisory Agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. Each Sub-Advisory Agreement may be terminated at any time for a Fund upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to a Sub-Advisory Agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis. Additional Funds may be subject to a different agreement. No sub-advisory fees were paid by ZKI to ZIML for each Fund's 1996 fiscal year, although in prior fiscal years ZKI has paid ZIML for its services to ZKI with respect to foreign securities investments of certain Funds.



PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), ZKDI, a wholly owned subsidiary of ZKI, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. ZKDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs.



Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by ZKDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the

Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted (except for the Opportunity Fund which will commence operations on or about September 30, 1997).



                                                                                                        COMMISSIONS
                                                       COMMISSIONS            COMMISSIONS                 PAID TO
CLASS A SHARES                         FISCAL YEAR    RETAINED BY ZKDI    ZKDI PAID TO ALL FIRMS    ZKDI AFFILIATED FIRMS
--------------                         -----------    ----------------    ----------------------    ---------------------
Adjustable Rate...................       1996           $  11,000                 88,000                        0
                                         1995           $  22,000                161,000                   40,000
                                         1994           $  64,000                676,000                  218,000
Cash Reserves.....................       1996           $       0                      0                        0
                                         1995+          $       0                      0                        0
                                         1994*          $       0                      0                        0
Diversified.......................       1996           $ 129,000                737,000                   69,000
                                         1995           $  75,000                462,000                   68,000
                                         1994           $ 115,000                694,000                  125,000
Government........................       1996           $ 330,000              2,024,000                   91,000
                                         1995           $ 380,000              2,427,000                  325,000
                                         1994           $ 820,000              5,602,000                  693,000
High Yield........................       1996           $ 857,000              6,035,000                  226,000
                                         1995           $ 476,000              3,430,000                  435,000
                                         1994           $ 665,000              4,420,000                  679,000
Income and Capital................       1996           $ 115,000                914,000                   74,000
                                         1995           $  96,000                767,000                  110,000
                                         1994           $ 261,000              1,055,000                  179,000
Mortgage..........................       1996           $  38,000                226,000                   11,000
                                         1995+          $  20,000                183,000                   29,000
                                         1994*          $   6,000                      0                        0
Short-Intermediate Government.....       1996           $   9,000                 70,000                    1,000
                                         1995+          $  23,000                220,000                   77,000
                                         1994*          $   1,000                  6,000                    1,000


---------------
 + Includes amounts paid during fiscal year ended July 31, 1995 and fiscal period from August 1, 1995 to September 30, 1995.
 * Class A shares of the Cash Reserves, Mortgage and Short-Intermediate Government Funds were not available for purchase (except upon conversion of Class B shares) prior to May 31, 1994.

CLASS B SHARES AND CLASS C SHARES. Class B and Class C shares of each Fund (other than the Cash Reserves, Mortgage and Short-Intermediate Government Funds) were not available for purchase prior to May 31, 1994.


Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by ZKDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement

(the "Plan"), is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares.


Expenses of the Funds and of ZKDI in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below (except for the Opportunity Fund which will commence operations on or about September 30, 1997). A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                               CONTINGENT
                                                DEFERRED                    DISTRIBUTION
                                DISTRIBUTION     SALES          TOTAL       FEES PAID BY
                                 FEES PAID      CHARGES     DISTRIBUTION    ZKDI TO ZKDI
                       FISCAL     BY FUND       PAID TO     FEES PAID BY     AFFILIATED
   CLASS B SHARES*      YEAR      TO ZKDI         ZKDI      ZKDI TO FIRMS      FIRMS
   ---------------     ------   ------------   ----------   -------------   ------------
Adjustable Rate......   1996    $    42,000       19,000         56,000          5,000
                        1995    $    35,000       30,000        116,000         41,000
                        1994    $     3,000        1,000         27,000          9,000
Cash Reserves........   1996    $ 1,380,000      766,000      2,820,000         28,000
                        1995+   $ 2,125,000    1,629,000      2,810,000         86,000
                        1994    $ 1,790,000    1,336,000      3,015,000         81,000
Diversified..........   1996    $ 1,909,000      446,000      1,739,000         54,000
                        1995    $ 1,925,000      688,000      1,155,000        133,000
                        1994    $   922,000      322,000        479,000         73,000
Government...........   1996    $   475,000      181,000      1,206,000         34,000
                        1995    $   254,000       91,000      1,495,000        200,000
                        1994    $    19,000       12,000        187,000         52,000
High Yield...........   1996    $ 7,450,000    1,324,000      7,288,000         91,000
                        1995    $ 7,344,000    1,785,000      3,986,000        574,000
                        1994    $ 2,493,000      657,000      1,343,000        254,000
Income and
  Capital............   1996    $   572,000      146,000      1,393,000         89,000
                        1995    $   289,000       86,000        876,000        113,000
                        1994    $    31,000       12,000        164,000         35,000
Mortgage.............   1996    $ 9,328,000    2,147,000        982,000         22,000
                        1995+   $15,132,000    4,977,000      1,496,000        156,000
                        1994    $23,535,000    7,287,000      6,814,000      1,041,000
Short-Intermediate
  Government.........   1996    $ 1,403,000      486,000        378,000          2,000
                        1995+   $ 1,979,000    1,011,000        699,000         64,000
                        1994    $ 2,044,000      810,000      1,946,000        263,000


                                 OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                       ------------------------------------------------------------
                       ADVERTISING                MARKETING     MISC.
                           AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
   CLASS B SHARES*     LITERATURE     PRINTING    EXPENSES    EXPENSES     EXPENSE
   ---------------     -----------   ----------   ---------   ---------   --------
Adjustable Rate......      13,000       1,000        31,000     12,000       26,000
                           13,000       3,000        69,000     22,000       18,000
                            2,000       1,000         7,000      2,000        1,000
Cash Reserves........     660,000      52,000     1,467,000    235,000      789,000
                          249,000      63,000     1,607,000    285,000      775,000
                          148,000       8,000     1,158,000     81,000      311,000
Diversified..........     409,000      33,000       871,000    165,000      468,000
                          115,000      16,000       586,000     97,000      452,000
                           35,000      15,000       250,000     41,000      168,000
Government...........     336,000      27,000       690,000    135,000      308,000
                          131,000       8,000       681,000     86,000      136,000
                           11,000       5,000        80,000     10,000        7,000
High Yield...........   1,549,000     119,000     3,416,000    638,000      567,000
                          335,000      45,000     2,075,000    281,000      461,000
                           85,000      33,000       692,000    108,000      115,000
Income and
  Capital............     390,000      31,000       804,000    132,000      295,000
                           70,000       7,000       354,000     59,000      104,000
                           14,000       5,000        79,000     12,000       10,000
Mortgage.............     325,000      23,000       656,000    119,000      514,000
                          165,000      72,000       979,000    147,000    1,911,000
                          326,000      20,000     2,240,000    128,000    2,696,000
Short-Intermediate
  Government.........     111,000       9,000       235,000     44,000          -0-
                           78,000      21,000       416,000     73,000       14,000
                           97,000       4,000       644,000     37,000      105,000


---------------
+ Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

* Class B shares were first offered on May 31, 1994.

                                                                                 DISTRIBUTION
                                                     CONTINGENT      TOTAL        FEES PAID
                                      DISTRIBUTION    DEFERRED    DISTRIBUTION     BY ZKDI
                                       FEES PAID       SALES       FEES PAID       TO ZKDI
                                        BY FUND       CHARGES      BY ZKDI TO     AFFILIATED
   CLASS C SHARES**     FISCAL YEAR     TO ZKDI       TO ZKDI        FIRMS          FIRMS
   ----------------     -----------   ------------   ----------   ------------   ------------
Adjustable Rate.......      1996        $  9,000           0          9,000             0
                            1995        $  8,000         N/A         11,000         4,000
                            1994        $  1,000         N/A              0             0
Cash Reserves.........      1996        $ 48,000       1,000        162,000             0
                            1995+       $ 33,000         N/A         30,000         2,000
                            1994        $      0         N/A              0             0
Diversified...........      1996        $ 33,000           0         52,000             0
                            1995        $ 14,000         N/A         14,000         1,000
                            1994        $  1,000         N/A          1,000         1,000
Government............      1996        $ 51,000       1,000         60,000             0
                            1995        $ 19,000         N/A         19,000         2,000
                            1994        $  1,000         N/A          1,000         1,000
High Yield............      1996        $245,000       3,000        370,000             0
                            1995        $ 68,000         N/A         67,000         8,000
                            1994        $  3,000         N/A          3,000         3,000
Income and Capital....      1996        $ 31,000       1,000         42,000             0
                            1995        $ 12,000         N/A         12,000         1,000
                            1994        $  1,000         N/A          1,000         1,000
Mortgage..............      1996        $ 12,000           0         15,000             0
                            1995+       $  5,000         N/A          5,000         1,000
                            1994        $      0         N/A              0             0
Short-Intermediate
  Government..........      1996        $ 25,000       1,000         29,000             0
                            1995+       $ 19,000         N/A         42,000         3,000
                            1994        $      0         N/A              0             0


                                 OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                        -----------------------------------------------------------
                        ADVERTISING                MARKETING     MISC.
                            AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
   CLASS C SHARES**     LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
   ----------------     -----------   ----------   ---------   ---------   --------
Adjustable Rate.......      9,000        1,000       20,000      8,000       8,000
                            6,000        2,000       32,000     14,000       4,000
                            3,000        1,000        9,000      3,000           0
Cash Reserves.........    112,000        9,000      143,000     39,000      43,000
                           36,000        5,000      223,000     42,000      18,000
                            1,000            0        9,000      2,000           0
Diversified...........     34,000        3,000       54,000     14,000      12,000
                            8,000        1,000       42,000     14,000       5,000
                            1,000        1,000       11,000      2,000           0
Government............     57,000        5,000      113,000      8,000      19,000
                           11,000        1,000       60,000     14,000       4,000
                            1,000        1,000        8,000      2,000           0
High Yield............    316,000       23,000      559,000     90,000      79,000
                           41,000        4,000      250,000     44,000      18,000
                            6,000        3,000       51,000      9,000       1,000
Income and Capital....     40,000        3,000       86,000      2,000      12,000
                            7,000        1,000       34,000     11,000       2,000
                            1,000            0        5,000      1,000           0
Mortgage..............      8,000        1,000       17,000      1,000       5,000
                            4,000        1,000       23,000     12,000       2,000
                                0            0        1,000          0           0
Short-Intermediate
  Government..........     36,000        3,000       76,000     12,000      17,000
                           15,000        4,000       79,000     21,000       8,000
                            2,000            0        6,000      1,000           0


---------------
 + Includes amounts paid during the fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.

** Class C shares were first offered on May 31, 1994.


ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with ZKDI. ZKDI bears all its expenses of providing services pursuant to the administrative agreement between ZKDI and the Fund, including the payment of service fees. For the services under the administrative agreement, each Fund pays ZKDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Fund.



ZKDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, ZKDI pays each firm a service fee, payable quarterly, at an annual rate of (a) up to .15% (.25% for the Cash Reserves, Mortgage and Short-Intermediate Government Funds) of the net assets in Fund accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B shares and Class C shares, ZKDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms a service fee at an annual rate of up to .25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by ZKDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI.



The following information concerns the administrative services fee paid by each Fund to ZKDI (except the Opportunity Fund which will commence operations on or about September 30, 1997).



                                          ADMINISTRATIVE SERVICE FEES      TOTAL SERVICE FEES PAID BY    SERVICE FEES PAID BY ZKDI
                                                  PAID BY FUND                    ZKDI TO FIRMS          TO ZKDI AFFILIATED FIRMS
                                        --------------------------------   ---------------------------   -------------------------
         FUND           FISCAL YEAR      CLASS A      CLASS B    CLASS C
         ----           -----------      -------      -------    -------
Adjustable Rate.......      1996        $  213,000      14,000    3,000               231,000                        5,000
                            1995        $  299,000      11,000    2,000               320,000                       76,000
                            1994*       $  377,000       1,000    1,000               378,000                       78,000
Cash Reserves.........      1996        $   92,000     446,000   16,000               690,000                        7,000
                            1995+       $  113,000     664,000   10,000               854,000                       59,000
                            1994**      $   83,000     491,000        0               778,000                       45,000
Diversified...........      1996        $1,020,000     624,000   11,000             1,692,000                       55,000
                            1995        $  952,000     620,000    5,000             1,582,000                      203,000
                            1994*       $  696,000     283,000        0             1,050,000                      162,000
Government............      1996        $7,542,000     159,000   15,000             7,728,000                      329,000
                            1995        $7,831,000      84,000    6,000             7,965,000                    1,161,000
                            1994*       $8,756,000       6,000        0             8,767,000                    1,514,000
High Yield............      1996        $5,075,000   2,469,000   83,000             7,844,000                      134,000
                            1995        $4,323,000   2,400,000   22,000             6,730,000                      783,000
                            1994*       $3,405,000     759,000    1,000             3,961,000                      569,000
Income and Capital....      1996        $  950,000     185,000   10,000             1,167,000                       39,000
                            1995        $  856,000      95,000    4,000               980,000                      108,000
                            1994*       $  810,000      11,000        0               833,000                      106,000
Mortgage..............      1996        $4,751,000   2,978,000    4,000             7,729,000                      301,000
                            1995+       $5,402,000   4,811,000    2,000            10,164,000                    1,280,000
                            1994**      $4,291,000   7,373,000        0            11,426,000                    1,602,000
Short-Intermediate
  Government..........      1996        $   80,000     453,000    8,000               546,000                       11,000
                            1995+       $   69,000     640,000    6,000               698,000                       60,000
                            1994**      $   26,000     671,000        0               670,000                       67,000


---------------
 + Includes amounts paid during fiscal year ended July 31, 1995 and the fiscal period from August 1, 1995 to September 30, 1995.
 * Class B and Class C shares were first offered on May 31, 1994.
** Class C shares were first offered on May 31, 1994.


ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, however, the administrative services fee payable to ZKDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services, as well as (except for the Cash Reserves, Mortgage and Short-Intermediate Government Funds), with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to ZKDI on all Fund assets in the future.



Certain trustees or officers of the Funds are also directors or officers of ZKI, ZIML or ZKDI as indicated under "Officers and Trustees."



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside of the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of each Fund, and as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to ZKSC, annual account fees of $6 (a maximum of $8 for the Cash Reserves Fund accounts) per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. The following shows for each Fund's 1996 fiscal year the shareholder service fees IFTC remitted to ZKSC (except for the Opportunity Fund which will commence operations on or about September 30, 1997).



                                                                     FEES TO
                            FUND                                       ZKSC
                            ----                                     -------
Adjustable Rate.............................................        $  302,000
Cash Reserves...............................................         1,122,000
Diversified.................................................         1,519,000
Government..................................................         4,139,000
High Yield..................................................         4,142,000
Income and Capital..........................................           924,000
Mortgage....................................................         4,709,000
Short-Intermediate Government+..............................           630,000


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PURCHASE AND REDEMPTION OF SHARES

As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares of each Fund other than the Cash Reserves Fund, an initial sales charge. The applicable sales charge applies for exchanges from Class A shares of Cash Reserves Fund to Class A shares of other Kemper Mutual Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

DIVIDENDS AND TAXES

DIVIDENDS. Each Fund normally declares and distributes monthly dividends of net investment income and distributes any net realized short-term and long-term capital gains at least annually, except that the Cash Reserves Fund declares daily dividends of its net investment income.

CASH RESERVES FUND. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Cash Reserves Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

ALL FUNDS. A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


TAXES. Each Fund intends to continue to qualify (or for the Opportunity Fund, intends to qualify) as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of a Fund's gross income during its fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. A Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.


A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.


The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.


Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

At August 31, 1996 the Adjustable Rate Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $11,606,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1997 through 2005. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1996 the Diversified Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $157,533,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1997 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1996, the Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $679,991,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1998 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At October 31, 1996, the Income and Capital Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $18,058,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1996, the High Yield Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $149,709,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1998 through 2004. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1996, the Mortgage Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $908,376,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 1998 through 2005. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

At September 30, 1996, the Short-Intermediate Government Fund had an accumulated net realized capital loss for federal income tax purposes of approximately $17,243,000, which is available to offset future taxable capital gains. If not applied, the carryover expires during the period 2002 through 2003. The Fund does not intend to distribute realized capital gains until the capital loss carryover is exhausted.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund (other than shares of the Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) or other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


A Fund's investment income derived from foreign securities and certain American Depositary Receipts may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.


Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, each Fund's historical performance or return for a class of shares may be shown in the form of "yield" and, for each Fund except the Cash Reserves Fund, "average annual total return" and "total return" figures. The Cash Reserves Fund also may advertise its "effective yield." These various measures of performance are described below. Performance information will be computed separately for each class. ZKI agreed to waive its management fee and to absorb certain operating expenses for the Adjustable Rate Fund and to absorb certain operating expenses for the Cash Reserves Fund for the periods and to the extent specified in this Statement of Additional Information. See "Investment Manager and Underwriter." Because of this waiver and expense absorption, the performance results for the Adjustable Rate Fund and Cash Reserves Fund may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to waivers and expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio.


A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Each Fund's yield shown below is based on the one month (7 days for Cash Reserves Fund) period ended as noted (except for the Opportunity Fund which will commence operations on or about September 30, 1997).



                                                                CLASS A    CLASS B    CLASS C
                    FUND (PERIOD ENDED)                         SHARES     SHARES     SHARES
                    -------------------                         -------    -------    -------
Adjustable Rate (8/31/96)...................................     5.25%      4.67%      4.64%
Cash Reserves (9/30/96).....................................     4.35       3.40       3.69
Diversified (10/31/96)......................................     6.60       5.96       6.02
Government (10/31/96).......................................     6.18       5.50       5.52
High Yield (9/30/96)........................................     8.90       8.43       8.47
Income and Capital (10/31/96)...............................     6.17       5.50       5.52
Mortgage (9/30/96)..........................................     6.01       5.46       5.55
Short-Intermediate Government (9/30/96).....................     5.08       4.45       4.57


Each Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:

               a - b
               -----     6
YIELD = 2 [ (   cd   +1)   - 1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period
           (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.

The Cash Reserve Fund's yield is also computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Cash Reserve Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)(365,7) - 1. The Cash Reserve Fund's effective yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 1996 was 4.45%, 3.46% and 3.76%, respectively.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% of the offering price (3.5% for the Adjustable Rate and Short-Intermediate Government Funds). Class B and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The figures below show performance information for the Funds for various periods. Comparative information with respect to certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The Consumer Price Index is generally considered to be a measure of inflation. The Lehman Brothers Adjustable Rate Index generally represents the performance of adjustable rate mortgages during various market conditions. The Lehman Brothers Aggregate Bond Index generally represents the performance of intermediate and long-term government bonds and investment grade corporate debt securities and mortgage-backed securities during various market conditions. The Lehman Brothers Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities during various market conditions. The Merrill Lynch Market Weighted Index generally represents the performance of short- and intermediate-term Treasury and GNMA securities during various market conditions. The Salomon Brothers High Grade Corporate Bond Index generally represents the performance of high grade long-term corporate bonds during various market conditions. The Salomon Brothers Long-Term High Yield Index generally represents the performance of high yield debt securities during various market conditions. The Salomon Brothers 30 Year GNMA Index generally represents the performance of GNMA 30-year pass-through mortgages. The foregoing bond indices are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The period indicated was one of fluctuating securities prices and interest rates. As indicated previously, the Opportunity Fund will commence operations on or about September 30, 1997.


                     ADJUSTABLE RATE FUND--AUGUST 31, 1996

                   -----------------------------------------------------------------------------------------------
      TOTAL           Initial      Capital Gain       Income          Ending        Percentage         Ending
     RETURN           $10,000       Dividends       Dividends          Value         Increase           Value
      TABLE        Investment(*)    Reinvested    Reinvested(**)   (Adjusted)(*)   (Adjusted)(*)   (Unadjusted)(*)
   ----------      -------------   ------------   --------------   -------------   -------------   ---------------
                                                           CLASS A SHARES
Life of Fund(+)          $8,811            9              8,352          17,172           71.7         17,801
Five Years                9,481            0              3,058          12,539           25.4         12,989
One Year                  9,558            0                532          10,090            0.9         10,455
                                                           CLASS B SHARES
Life of Fund(++)          9,832            0              1,086          10,623            6.2         10,918
One Year                  9,904            0                475          10,082            0.8         10,379
                                                           CLASS C SHARES
Life of Fund(++)          9,845            0              1,095               *              *         10,940
One Year                  9,904            0                478               *              *         10,382

                   ---------------
      TOTAL          Percentage
     RETURN           Increase
      TABLE        (Unadjusted)(*)
---------------    ---------------
      CLASS A SHARES
Life of Fund(+)             78.0
Five Years                  29.9
One Year                     4.6
      CLASS B SHARES
Life of Fund(++)             9.2
One Year                     3.8
     CLASS C SHARES
Life of Fund(++)             9.4
One Year                     3.8

                                         COMPARED TO
                       ------------------------------------------------
                       Consumer     Salomon       Lehman       Lehman
        TOTAL           Price     Bros. High       Bros.        Bros.
       RETURN           Index     Grade Corp.   Govt./Corp.   Adj. Rate
        TABLE            (1)       Index(2)      Index(3)     Index(4)
      ---------       --------   -----------   -----------   ---------
Life of Fund(+)          37.5        141.0         115.8           *
Life of Fund(++)          6.6          1.1          17.7        16.7
Five Years               15.2         53.0          45.0           *
One Year                  2.9          2.6           3.7         6.4

                                                                      Salomon       Lehman       Lehman
   AVERAGE ANNUAL         Fund       Fund       Fund     Consumer   Bros. High       Bros.        Bros.
    TOTAL RETURN        Class A    Class B    Class C     Price     Grade Corp.   Govt./Corp.   Adj. Rate
        TABLE            Shares     Shares     Shares    Index(1)    Index(2)      Index(3)     Index(4)
     ----------         -------    -------    -------    --------   -----------   -----------   ---------
Life of Fund(+)            6.2         *          *        3.6           10.3           8.9          *
Life of Fund(++)             *       2.7        4.1        2.9            4.5           7.5        7.1
Five Years                 4.6         *          *        2.9            8.9           7.7          *
One Year                   0.9       0.8        3.8        2.9            2.6           3.7        6.4

---------------

* --  Data not available or not applicable.

 (+)  Since September 1, 1987 for Class A Shares.

(++)  Since May 31, 1994 for Class B and Class C Shares.

                       DIVERSIFIED FUND--OCTOBER 31, 1996

                     -------------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain       Income          Ending        Percentage          Ending
      RETURN            $10,000       Dividends       Dividends          Value         Increase            Value
       TABLE         Investment(*)    Reinvested    Reinvested(**)   (adjusted)(*)   (adjusted)(*)   (unadjusted)(***)
      ------         -------------   ------------   --------------   -------------   -------------   -----------------
                                                          CLASS A SHARES
Life of Fund(+)          $ 5,617           716            62,832          69,165           591.7              72,439
Fifteen Years              5,952           382            37,608          43,942           339.4              46,010
Ten Years                  7,578           195            17,639          25,412           154.1              26,610
Since 2/1/89(+++)          9,328             0            13,340          22,668           126.7              23,737
Five Years                10,463             0             6,265          16,728            67.3              17,523
One Year                   9,569             0               963          10,532             5.3              11,025
                                                          CLASS B SHARES
Life of Fund(++)          10,084             0             2,179          11,963            19.6              12,263
One Year                  10,017             0               906          10,623             6.2              10,923
                                                          CLASS C SHARES
Life of Fund(++)          10,101             0             2,206               *               *              12,307
One Year                   9,984             0               583               *               *              10,567

                     -----------------
       TOTAL            Percentage
      RETURN             Increase
       TABLE         (unadjusted)(***)
      ------         -----------------

Life of Fund(+)                 624.4
Fifteen Years                   360.1
Ten Years                       166.1
Since 2/1/89(+++)               137.4
Five Years                       75.2
One Year                         10.3

Life of Fund(++)                 22.6
One Year                          9.2

Life of Fund(++)                 23.1
One Year                          5.7


                                         COMPARED TO
                     ----------------------------------------------------
                                                                Salomon
                                   Salomon         Lehman        Bros.
       TOTAL         Consumer       Bros.           Bros.      Long-Term
      RETURN          Price       High Grade     Govt./Corp.   High Yield
       TABLE         Index(1)   Corp. Index(2)    Index(3)      Index(5)
      ------         --------   --------------   -----------   ----------
Life of Fund(+)       160.0            524.7         484.6            *
Life of Fund(++)        7.0             28.7          22.6         37.1
Fifteen Years          69.0            619.3         430.3            *
Ten Years              43.1            154.2         125.5        192.8
Since 2/1/89(+++)      30.3            118.0          99.1        135.2
Five Years             14.9             57.6          46.6         88.8
One Year                2.7              5.5           5.4          9.1

                                                                                               Salomon
                                                                 Salomon                        Bros.
AVERAGE ANNUAL      Fund       Fund       Fund     Consumer       Bros.        Lehman Bros.   Long-Term
 TOTAL RETURN     Class A    Class B    Class C     Price       High Grade     Govt./Corp.    High Yield
     TABLE         Shares     Shares     Shares    Index(1)   Corp. Index(2)     Index(3)      Index(5)
--------------    -------    -------    -------    --------   --------------   ------------   ----------
Life of Fund(+)     10.5          *          *        5.1              9.9            9.6            *
Life of
  Fund(++)             *        7.7        9.0        2.8             11.0            8.8         13.9
Fifteen Years       10.4          *          *        3.6             14.1           11.8            *
Ten Years            9.8          *          *        3.7              9.8            8.5         11.3
Five Years          10.8          *          *        2.8              9.5            8.0         13.6
One Year             5.3        6.2        5.7        2.7              5.5            5.4          9.1

---------------

 * -- Data not available on not applicable.

  (+) Since June 23, 1977 for Class A Shares.

 (++) Since May 31, 1994 for Class B and Class C Shares.

(+++) The Fund's current objective became effective February 1, 1989.

                       GOVERNMENT FUND--OCTOBER 31, 1996

                  -------------------------------------------------------------------------------------------------
     TOTAL           Initial      Capital Gain       Income          Ending        Percentage          Ending
     RETURN          $10,000       Dividends       Dividends          Value         Increase            Value
     TABLE        Investment(*)    Reinvested    Reinvested(**)   (Adjusted)(*)   (Adjusted)(*)    (Unadjusted)(*)
     ------       -------------   ------------   --------------   -------------   -------------    ---------------
                                                           CLASS A SHARES
Life of Fund(+)      $ 7,838            0            35,918           43,756          337.6             45,810
Fifteen Years         10,581            0            36,079           46,660          366.6             48,848
Ten Years              8,436            0            11,843           20,279          102.8             21,242
Five Year              8,955            0             4,118           13,073           30.7             13,690
One Year               9,357            0               705           10,062            0.6             10,536
                                                           CLASS B SHARES
Life of Fund(++)      10,069            0             1,710           11,479           14.8             11,779
One Year               9,798            0               638           10,142            1.4             10,436
                                                           CLASS C SHARES
Life of Fund(++)      10,092            0             1,723           *               *                 11,815
One Year               9,798            0               642           *               *                 10,440

                  -----------------
     TOTAL           PERCENTAGE
     RETURN           INCREASE
     TABLE         (UNADJUSTED)(*)
     ------        ---------------
Life of Fund(+)         358.1
Fifteen Years           388.5
Ten Years               112.4
Five Year                36.9
One Year                  5.4

Life of Fund(++)         17.8
One Year                  4.4

Life of Fund(++)         18.2
One Year                  4.4

                                           COMPARED TO
                       ---------------------------------------------------
                       Consumer     Salomon       Lehman        Salomon
        TOTAL           Price     bros. high       Bros.      Bros. 30 Yr.
       RETURN           Index     Grade Corp.   Govt./Corp.       Gnma
        TABLE            (1)       Index(2)      Index(3)       Index(6)
       ------          --------   -----------   -----------   ------------
Life of Fund(+)         111.5        499.5         443.6         *
Life of Fund(++)          7.0         28.7          22.6          23.8
Fifteen Years            69.0        619.3         430.3         519.2
Ten Years                43.1        154.2         125.5         138.0
Five Year                14.9         57.6          46.6          43.1
One Year                  2.7          5.5           5.4           7.2

 AVERAGE ANNUAL                                                Salomon       Lehman        Salomon
                     Fund      Fund      Fund     Consumer   Bros. High       Bros.      Bros. 30 Yr.
                    Class a   Class b   Class c    Price     Grade Corp.   Govt./Corp.       Gnma
  TOTAL RETURN      Shares    Shares    Shares    Index(1)    Index(2)      Index(3)       Index(6)
      TABLE         -------   -------   -------   --------   -----------   -----------   ------------
Life of Fund(+)       9.0         *         *       4.5         11.1          10.4              *
Life of Fund(++)        *       5.9       7.1       2.8         11.0           8.8            9.2
Fifteen Years        10.8         *         *       3.6         14.1          11.8           12.9
Ten Years             7.3         *         *       3.7          9.8           8.5            9.1
Five Year             5.5         *         *       2.8          9.5           8.0            7.4
One Year              0.6       1.4       4.4       2.7          5.5           5.4            7.2

---------------

* -- Data not available or not applicable.

 (+) Since October 1, 1979 for Class A Shares (when ZKI assumed investment advisory responsibilities for the Fund; prior to that date, the Fund was managed by another investment adviser that was not affiliated with ZKI)

(++) Since May 31, 1994 for Class B and Class C Shares.

                      HIGH YIELD FUND--SEPTEMBER 30, 1996

                   -------------------------------------------------------------------------------------------------
                                     Capital
      TOTAL           Initial          Gain           Income          Ending        Percentage          Ending
     RETURN           $10,000       Dividends       Dividends          Value         Increase            Value
      TABLE        Investment(*)    Reinvested    Reinvested(**)   (adjusted)(*)   (adjusted)(*)    (unadjusted)(*)
     ------        -------------    ----------    --------------   -------------   -------------    ---------------
                                                          CLASS A SHARES
Life of Fund(+)       $ 8,159         1,127           70,089          79,375           693.8            83,084
Fifteen Years          12,535         1,119           65,184          78,838           688.4            82,543
Ten Years               8,556           399           19,177          28,132           181.3            29,460
Five Years             10,762             0            6,847          17,609            76.1            18,438
One Year                9,809             0              979          10,788             7.9            11,300
                                                          CLASS B SHARES
Life of Fund(++)       10,326             0            2,343          12,369            23.7            12,669
One Year               10,275             0              927          10,902             9.0            11,202
                                                          CLASS C SHARES
Life of Fund(++)       10,351             0            2,360               *               *            12,711
One Year               10,274             0              932               *               *            11,206

                   -----------------

      TOTAL           Percentage
     RETURN            Increase
      TABLE          (unadjusted)
     ------          ------------
CLASS A SHARES
Life of Fund(+)          730.8
Fifteen Years            725.4
Ten Years                194.6
Five Years                84.4
One Year                  13.0
CLASS B SHARES
Life of Fund(++)          26.7
One Year                  12.0
CLASS C SHARES
Life of Fund(++)          27.1
One Year                  12.1

                                         COMPARED TO
                       ------------------------------------------------
                                   Salomon                    Salomon
                       Consumer     Bros.        Lehman        Bros.
        TOTAL           Price     High Grade      Bros.      Long-Term
       RETURN           Index       Corp.      Govt./Corp.   High Yield
        TABLE            (1)       Index(2)     Index(3)      Index(5)
       ------          --------   ----------   -----------   ----------
Life of Fund(+)         151.7       506.8         467.9             *
Life of Fund(++)          6.6        24.2          19.8          34.7
Fifteen Years            68.8       630.4         446.4             *
Ten Years                42.7       150.0         123.6         193.0
Five Years               14.7        52.8          44.6          91.8
One Year                  2.7         3.7           4.5           8.4

                                                            Salomon                     Salomon
                             Fund                            Bros.         Lehman        Bros.
AVERAGE ANNUAL     Fund      Class     Fund     Consumer   High Grade      Bros.       Long-Term
 TOTAL RETURN     Class A      B      Class C    Price       Corp.      Govt./Corp.    High Yield
     TABLE        Shares    Shares    Shares    Index(1)    Index(2)      Index(3)      Index(5)
--------------    -------   ------    -------   --------   ----------   -----------    ----------
Life of Fund(+)    11.7         *         *       5.1         10.1           9.7             *
Life of Fund
  (++)                *       9.5      10.8       2.8          9.7           8.0          13.6
Fifteen Years      14.8         *         *       3.6         14.2          12.0             *
Ten Years          10.9         *         *       3.6          9.6           8.4          11.4
Five Years         12.0         *         *       2.8          8.8           7.7          13.9
One Year            7.9       9.0      12.1       2.7          3.7           4.5           8.4

---------------

* -- Data not available or not applicable.

 (+) Since January 26, 1978 for Class A Shares.

(++) Since May 31, 1994 for Class B and Class C Shares.

                   INCOME AND CAPITAL FUND--OCTOBER 31, 1996

                   -------------------------------------------------------------------------------------------------
      TOTAL                          Capital
                      Initial          Gain           Income          Ending        Percentage          Eending
                      $10,000       Dividends       Dividends          Value         Increase            Value
     RETURN        Investment(*)    Reinvested    Reinvested(**)   (Adjusted)(*)   (Adjusted)(*)    (Unadjusted)(*)
      TABLE        -------------    ----------    --------------   -------------   -------------    ---------------
                                                          CLASS A SHARES
Life of Fund(+)       $ 8,126           461           65,865           74,452          644.5             77,952
Fifteen Years          11,735           244           40,687           52,666          426.7             55,177
Ten Years               8,909            99           12,415           21,423          114.2             22,433
Five Years              9,881            66            4,285           14,232           42.3             14,907
One Year                9,421             0              618           10,039            0.4             10,517
                                                          CLASS B SHARES
Life of Fund(++)       10,382             0            1,664           11,746           17.5             12,046
One Year                9,862             0              558           10,124            1.2             10,420
                                                          CLASS C SHARES
Life of Fund(++)       10,406             0            1,678           *               *                 12,084
One Year                9,863             0              560           *               *                 10,423

                   -----------------
      TOTAL
                      PERCENTAGE
                       INCREASE
     RETURN         (UNADJUSTED)(*)
      TABLE         ---------------
Life of Fund(+)          679.5
Fifteen Years            451.8
Ten Years                124.3
Five Years                49.1
One Year                   5.2
Life of Fund(++)          20.5
One Year                   4.2
Life of Fund(++)          20.8
One Year                   4.2

                                    COMPARED TO
                  -----------------------------------------------
                              Salomon      Lehman
     TOTAL                     Bros.        Bros.       Lehman
                  Consumer   High Grade   Aggregate      Bros.
                   Price     Corp. Bond     Bond      Govt./corP.
     RETURN       Index(1)    Index(2)    Index(7)     Index(3)
     TABLE        --------   ----------   ---------   -----------
Life of Fund(+)    230.1       766.0         *           691.0
Life of Fund(++)     7.0        28.7         22.8         22.6
Fifteen Years       69.0       619.3        444.4        430.3
Ten Years           43.1       154.2        127.7        125.5
Five Years          14.9        57.6         44.9         46.6
One Year             2.7         5.5          5.9          5.4

                                                                       Lehman
                                                          Salomon       Bros.
                                                           Bros.      Aggregate     Lehman
AVERAGE ANNUAL   Fund      Fund      Fund     Consumer   High Grade     Bond         Bros.
 TOTAL RETURN   Class a   Class b   Class c    Price     Corp. Bond     Index     Govt./Corp.
    TABLE       Shares    Shares    Shares    Index(1)    Index(2)       (7)       Index(3)
--------------  -------   -------   -------   --------   ----------   ---------   -----------
Life of
  Fund(+)         9.3       *         *          5.4        10.1        *             9.6
Life of
  Fund(++)        *         6.9       8.1        2.8        11.0         8.9          8.8
Fifteen Years    11.7       *         *          3.6        14.1        12.0         11.8
Ten Years         7.9       *         *          3.7         9.8         8.6          8.5
Five Years        7.3       *         *          2.8         9.5         7.7          8.0
One Year          0.4       1.2       4.2        2.7         5.5         5.9          5.4

---------------
* -- Data not available or not applicable.

 (+) Since April 15, 1974 for Class A Shares.

(++) Since May 31, 1994 for Class B and Class C Shares.

                       MORTGAGE FUND--SEPTEMBER 30, 1996

                   -------------------------------------------------------------------------------------------------
                                     Capital
      TOTAL           Initial          Gain           Income           Ending         Percentage         Ending
     RETURN           $10,000       Dividends       Dividends           Value          Increase           Value
      TABLE        Investment(*)    Reinvested    Reinvested(**)   (Adjusted)(***)   (Adjusted)(*)   (Unadjusted)(*)
     ------        -------------    ----------    --------------   ---------------   -------------   ---------------
                                                   CLASS A SHARES
Life of Fund(+)       $ 8,447            0             3,722            12,169            21.7            12,746
One Year                9,251            0               703             9,954           (0.5)            10,428
                                                   CLASS B SHARES
Life of Fund(++)        8,129            0            14,331                 *               *            22,460
Ten Years               8,158            0            10,546                 *               *            18,704
Five Years              9,201            0             3,838            12,947            29.5            13,039
One Year                9,705            0               649            10,063             0.6            10,354
                                                   CLASS C SHARES
Life of Fund(+++)       9,871            0             1,661                 *               *            11,532
One Year                9,691            0               656                 *               *            10,347

                   ---------------

      TOTAL          Percentage
     RETURN           Increase
      TABLE        (unadjusted)(*)
     ------        ---------------

Life of Fund(+)          27.5
One Year                  4.3

Life of Fund(++)        124.6
Ten Years                87.0
Five Years               30.4
One Year                  3.5

Life of Fund(+++)        15.3
One Year                  3.5

                                       COMPARED TO
                       --------------------------------------------
                                  Salomon                  Merrill
                                   Bros.       Lehman       Lynch
        TOTAL          Consumer    30 Yr.     Brothers      Market
       RETURN           Price       GNMA     Govt./Corp.   Weighted
        TABLE          Index(1)   Index(6)    Index(3)     Index(8)
       ------          --------   --------   -----------   --------

Life of Fund(+)          14.1        35.9        37.2            *
Life of Fund(++)         49.4       252.8       213.9            *
Life of Fund(+++)         6.6        21.4        19.8         17.5
Ten Years                42.7       136.3       123.6        113.6
Five Years               14.7        42.4        44.6         37.7
One Year                  2.7         6.0         4.5          5.5

AVERAGE                                                         Salomon
ANNUAL                                                           Bros.       Lehman      Merrill Lynch
                      Fund       Fund       Fund     Consumer    30 yr.     Brothers        Market
                    Class a    Class b    Class c     Price       Gnma     Govt./Corp.     Weighted
TOTAL RETURN         Shares     Shares     Shares    Index(1)   Index(6)    Index(3)       Index(8)
TABLE               -------    -------    -------    --------   --------   -----------   -------------

Life of Fund(+)        4.2          *          *        2.8         6.7         6.9              *
Life of Fund(++)         *        7.0          *        3.4        11.8        10.1              *
Life of Fund(+++)        *          *        6.3        2.8         8.7         8.0            7.1
Ten Years                *        6.5          *        3.6         9.0         8.4            7.9
Five Years               *        5.3          *        2.8         7.3         7.7            6.6
One Year             (0.5)        0.6        3.5        2.7         6.0         4.5            5.5

---------------

* --  Data not available or not applicable.

  (+) Since January 10, 1992 for Class A Shares.

 (++) Since October 26, 1984 for Class B Shares.

(+++) Since May 31, 1994 for Class C Shares.

             SHORT-INTERMEDIATE GOVERNMENT FUND--SEPTEMBER 30, 1996

                   ------------------------------------------------------------------------------------------------
      TOTAL           Initial      Capital Gain        Income          Ending        Percentage         Ending
     RETURN           $10,000      Distributions     Dividends          Value         Increase           Value
      TABLE        Investment(*)    Reinvested     Reinvested(**)   (adjusted)(*)   (adjusted)(*)   (unadjusted)(*)
     ------        -------------   -------------   --------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)       $ 8,866            71             3,153           12,090          20.9             12,526
One Year                9,426             0               637           10,063           0.6             10,425
                                                  CLASS B SHARES
Life of Fund(++)        9,235            93             6,056                *             *             15,384
Five Years              9,333            16             3,084           12,400          24.0             12,493
One Year                9,752             0               576           10,035           0.4             10,328
                                                  CLASS C SHARES
Life of Fund(+++)       9,716             0             1,408                *             *             11,124
One Year                9,752             0               584                *             *             10,336

                   ---------------
      TOTAL          Percentage
     RETURN           Increase
      TABLE        (unadjusted)(*)
     ------        ---------------

Life of Fund(+)         25.3
One Year                 4.3

Life of Fund(++)        53.8
Five Years              24.9
One Year                 3.3

Life of Fund(+++)       11.2
One Year                 3.4

                                      COMPARED TO
                      --------------------------------------------
                                 Salomon                  Merrill
                      Consumer    Bros.       Lehman       Lynch
       TOTAL           Price      30 Yr.       Bros.       Market
       RETURN          Index       GNMA     Govt./Corp.   Weighted
       TABLE            (1)      Index(6)    Index(3)     Index(8)
       ------         --------   --------   -----------   --------
Life of Fund(+)        14.1       35.9          37.2          *
Life of Fund(++)       29.9       98.5          94.5          *
Life of Fund(+++)       6.6       21.4          19.8       17.5
Five Years             14.7       42.4          44.6       37.7
One Year                2.7        6.0           4.5        5.5

                                                                Salomon
                                                                 Bros.       Lehman      Merrill Lynch
 AVERAGE ANNUAL       Fund       Fund       Fund     Consumer    30 Yr.       Bros.         Market
  TOTAL RETURN      Class A    Class B    Class C     Price       GNMA     Govt./Corp.     Weighted
      TABLE          Shares     Shares     Shares    Index(1)   Index(6)    Index(3)       Index(8)
 --------------     -------    -------    -------    --------   --------   -----------   -------------
Life of Fund(+)       4.1           *         *        2.8         6.7           6.9               *
Life of Fund(++)        *           *         *        3.5         9.4           9.1               *
Life of Fund(+++)       *           *       4.7        2.8         8.7           8.0             7.1
Five Years              *         4.4         *        2.8         7.3           7.7             6.6
One Year              0.6         0.4       3.4        2.7         6.0           4.5             5.5

---------------
* -- Data not available or not applicable.
 (+) Since January 10, 1992 for Class A Shares.
 (++) Since February 1, 1989 for Class B Shares.
(+++) Since May 31, 1994 for Class C Shares.
                            FOOTNOTES FOR ALL FUNDS

 * The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5% for the Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Mortgage Fund and 3.5% for the Adjustable Rate Fund and Short-Intermediate Government Fund. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares.
 ** Includes short-term capital gain dividends.
(1) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.
(2) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.
(3) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.
(4) The Lehman Brothers Adjustable Rate Index is a broad market capitalization index of the U.S. Government agency adjustable rate mortgage market. All securities in the index have coupons that periodically adjust based on a spread over a published index, and all are guaranteed by an agency of the U.S. Government. This index is unmanaged. Source is Lehman Brothers Inc.
(5) The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis with all dividends reinvested and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc. This index is unmanaged. Source is Salomon Brothers Inc.
(6) The Salomon Brothers 30 Year GNMA Index is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. This index is unmanaged. Source is Salomon Brothers Inc.
(7) The Lehman Brothers Aggregate Bond Index is on a total return basis and is comprised of intermediate and long-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is unmanaged. Source is Lipper Analytical Services, Inc.
(8) The Merrill Lynch Market Weighted Index is an unmanaged index comprised of the universe of 1-5 year Treasuries plus the Merrill Lynch GNMA Index. The two components are market value weighted, currently 76% in 1-5 year Treasuries and 24% in GNMAs. Source is Merrill Lynch.

Investors may want to compare the performance of a Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate, except that the Cash Reserves Fund seeks to maintain a stable net asset value of $1.00. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. The bonds in which the Funds (other than the Cash Reserves Fund) invest are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. As noted in the prospectus, the government guarantee of the bonds in the Adjustable Rate, Government, Mortgage and Short-Intermediate Government Funds does not guarantee the market value of their respective shares. The net asset value of a Fund other than the Cash Reserves Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost (except that the Cash Reserves Fund seeks to maintain a net asset value of $1.00 per share). Each Fund's yield will also fluctuate.

From time to time, the Adjustable Rate Fund may compare its yield or price volatility to various securities, such as U.S. Government Securities, or to certain indices including, but not limited to, the J.P. Morgan one-, three-, and five-year constant maturity Treasury yield indices, which are based on estimated Treasury security yields adjusted to constant maturity and the Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI), which represents the weighted average cost of funds for savings institutions in Arizona, California and Nevada and is based on the one month annualized yield of savings deposits, Federal Home Loan Advances and other borrowings, such as repurchase agreements.


The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund other than the Cash Reserves, Mortgage, Opportunity and Short-Intermediate Government Funds, which includes the current maximum sales charge of 4.5% (3.5% for the Adjustable Rate Fund), with income and capital gain dividends reinvested in additional shares. The tables for the Mortgage and Short-Intermediate Government Funds illustrate an assumed $10,000 investment in Class B shares of these Funds, with income and capital gain dividends reinvested in additional shares, and do not include the effect of the contingent deferred sales charge. Each table covers the period from commencement of operations of the Fund to December 31, 1995.


                         ADJUSTABLE RATE FUND (9/1/87)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
------------------------------------------------------------------------------------------
            1987             $   96     $    0     $9,722     $   96     $    0    $ 9,818
            1988              1,098          0      9,132      1,159          0     10,291
            1989              1,122         10      9,185      2,294         10     11,489
            1990              1,137          0      8,918      3,388          9     12,315
            1991              1,222          0      9,207      4,756         10     13,973
            1992                824          0      9,217      5,592         10     14,819
            1993                767          0      9,196      6,341         10     15,547
            1994                747          0      8,724      6,745          9     15,478
            1995                948          0      8,929      7,857          9     16,795
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           DIVERSIFIED FUND (6/23/77)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------
            1977             $  427     $    0     $9,141    $   427     $    0    $ 9,567
            1978              1,006        132      8,591      1,367        132     10,090
            1979              1,350         18      8,898      2,787        154     11,839
            1980              1,672         30      9,774      4,830        201     14,805
            1981              2,052          0      8,738      6,297        179     15,214
            1982              2,420         27      8,592      8,771        204     17,567
            1983              2,941          0      8,577     11,697        204     20,478
            1984              3,449          0      7,667     13,803        182     21,652
            1985              3,604         66      7,534     17,181        248     24,963
            1986              3,163        307      6,748     18,381        522     25,651
            1987              3,379        367      5,412     17,484        690     23,586
            1988              3,847          0      5,475     21,566        698     27,739
            1989              4,603          0      5,064     24,238        646     29,948
            1990              4,215          0      3,819     21,868        487     26,174
            1991              4,665          0      5,050     34,010        644     39,704
            1992              4,604          0      5,363     40,723        684     46,770
            1993              5,096          0      5,879     49,906        749     56,534
            1994              4,438          0      5,217     48,486        665     54,368
            1995              5,061          0      5,734     58,572        731     65,037

================================================================================

                           GOVERNMENT FUND (10/1/79)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------

            1979             $  203     $    0     $9,192    $   207      $  0     $ 9,399
            1980              1,009          0      8,164      1,145         0       9,309
            1981              1,197          0      7,180      2,181         0       9,361
            1982              1,314          0      8,119      3,912         0      12,031
            1983              1,442          0      7,878      5,225         0      13,103
            1984              1,686          0      7,806      6,903         0      14,709
            1985              1,925          0      8,468      9,523         0      17,991
            1986              2,076          0      8,853     12,061         0      20,913
            1987              2,228          0      8,173     13,301         0      21,473
            1988              2,265          0      7,851     14,985         0      22,836
            1989              2,454          0      8,092     17,941         0      26,033
            1990              2,526          0      8,066     20,486         0      28,552
            1991              2,762          0      8,629     24,849         0      33,478
            1992              2,781          0      8,341     26,780         0      35,125
            1993              2,662          0      8,242     29,094         0      37,336
            1994              2,684          0      7,422     28,770         0      36,192
            1995              2,942          0      8,155     34,684         0      42,839

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           HIGH YIELD FUND (1/26/78)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------
            1978             $  826     $    0     $8,950    $   786     $    0    $ 9,736
            1979              1,098          0      8,227      1,744          0      9,971
            1980              1,306          0      7,140      2,737          0      9,877
            1981              1,515          0      6,678      4,057          0     10,735
            1982              1,793          0      8,041      6,935          0     14,976
            1983              2,048          0      8,365      9,254          0     17,620
            1984              2,359          0      8,090     11,327          0     19,417
            1985              2,684          0      8,787     15,108          0     23,895
            1986              2,929          0      9,290     18,968          0     28,258
            1987              3,375      1,196      8,690     20,917      1,200     30,807
            1988              4,142          0      8,787     25,246      1,215     35,248
            1989              4,632          0      7,635     26,155      1,055     34,845
            1990              5,116          0      5,688     23,849        786     30,322
            1991              5,417          0      7,262     36,262      1,003     44,527
            1992              5,075          0      7,678     43,409      1,061     52,148
            1993              5,492          0      8,393     53,178      1,159     62,730
            1994              5,892          0      7,493     53,104      1,035     61,632
            1995              6,500          0      7,994     63,314      1,104     72,412

================================================================================

                       INCOME AND CAPITAL FUND (4/15/74)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------
            1974             $  425     $    0    $ 9,819    $   436      $  0     $10,255
            1975                939          0     10,077      1,421         0      11,498
            1976                955         69     10,535      2,481        72      13,088
            1977              1,052         75     10,077      3,415       144      13,636
            1978              1,133          0      9,580      4,365       137      14,082
            1979              1,397          0      8,873      5,393       127      13,393
            1980              1,701          0      7,632      6,229       109      13,970
            1981              1,861          0      6,858      7,438        98      14,394
            1982              2,183          0      7,994     11,122       115      19,231
            1983              2,478          0      7,889     13,422       113      21,424
            1984              2,892          0      7,775     16,175       111      24,061
            1985              3,191          0      8,396     20,803       120      29,319
            1986              3,273          0      8,673     24,793       124      33,590
            1987              3,590          0      8,042     26,474       115      34,631
            1988              3,933          0      7,975     30,152       114      38,241
            1989              4,207          0      7,794     33,607       112      41,513
            1990              4,209          0      7,507     36,590       108      44,205
            1991              4,313          0      8,080     43,926       116      52,122
            1992              4,168          0      8,061     48,039       115      56,215
            1993              4,029        355      8,376     53,946       476      62,798
            1994              4,578          0      7,507     52,743       426      60,676
            1995              4,939          0      8,462     64,690       480      73,632

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            MORTGAGE FUND (10/26/84)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------
            1984             $    0       $0      $10,024    $     0       $0      $10,024
            1985              1,028        0       10,035      1,051        0       11,086
            1986              1,286        0       10,036      2,344        0       12,380
            1987              1,270        0        9,212      3,389        0       12,600
            1988              1,315        0        8,694      4,474        0       13,168
            1989              1,326        0        8,800      5,867        0       14,667
            1990              1,325        0        8,612      7,098        0       15,710
            1991              1,442        0        9,235      9,149        0       18,384
            1992              1,457        0        8,917     10,285        0       19,202
            1993              1,381        0        8,718     11,410        0       20,128
            1994              1,259        0        7,835     11,461        0       19,296
            1995              1,387        0        8,576     13,988        0       22,564

================================================================================

                  SHORT-INTERMEDIATE GOVERNMENT FUND (2/1/89)

                            DIVIDENDS             CUMULATIVE VALUE OF SHARES ACQUIRED
                                        ANNUAL
                             ANNUAL    CAPITAL                          REINVESTED
            YEAR             INCOME      GAIN                REINVESTED CAPITAL
            ENDED           DIVIDENDS  DIVIDENDS  INITIAL     INCOME      GAIN      TOTAL
            12/31           REINVESTED* REINVESTED INVESTMENT DIVIDENDS* DIVIDENDS  VALUE
    ---------------------------------------------------------------------------------------

            1989              $741       $  0     $10,024     $  737      $  0     $10,761
            1990               946          0       9,847      1,679         0      11,526
            1991               934          0      10,118      2,690         0      12,808
            1992               795          0      10,024      3,461         0      13,485
            1993               769        100       9,859      4,157        99      14,115
            1994               697          0       9,197      4,555        93      13,845
            1995               853          0       9,577      5,609        96      15,282

--------------------------------------------------------------------------------

* Includes short-term capital gain dividends


The following tables compare the performance of the Class A shares of the Funds (other than the Mortgage, Opportunity and Short-Intermediate Government Funds, for which the performance is of the Class B shares) over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.

ADJUSTABLE RATE FUND
   A SHARES

                                                               Lipper-Fixed
                                                                Income Fund
                                                                Performance
                                                                 Analysis
                                                               ------------
                                                              Adjustable Rate
                                                              Mortgage Funds
                                                              ---------------
One Year (Period ended 9/30/96).............................     37 of 53
Five Years (Period ended 9/30/96)...........................      4 of 18

The Lipper Adjustable Rate Mortgage Funds category includes funds that invest at least 65% of assets in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages.

DIVERSIFIED FUND
   A SHARES

                                                              Lipper-Fixed
                                                              Income Fund
                                                              Performance
                                                                Analysis
                                                              ------------
                                                              General Bond
                                                                 Funds
                                                              ------------
One Year (Period ended 9/30/96).............................    6 of 43
Five Years (Period ended 9/30/96)...........................    1 of 11
Ten Years (Period ended 9/30/96)............................    1 of  5

The Lipper General Bond Funds Category includes funds that intend to keep the bulk of their assets in corporate and government debt issues.

GOVERNMENT FUND
   A SHARES

                                                              Lipper-Fixed
                                                              Income Fund
                                                              Performance
                                                                Analysis
                                                              Certificate
                                                                Edition
                                                              ------------
                                                               GNMA Funds
                                                               ----------
One Year (Period ended 9/30/96).............................    23 of 52
Five Years (Period ended 9/30/96)...........................    20 of 29
Ten Years (Period ended 9/30/96)............................    9 of 19

The Lipper GNMA Funds category includes funds that invest a minimum of 65% of their portfolio in Government National Mortgage Association securities.

HIGH YIELD FUND
   A SHARES

                                                              Lipper-Fixed
                                                              Income Fund
                                                              Performance
                                                                Analysis
                                                              ------------
                                                              High Current
                                                              Yield Funds
                                                              ------------
One Year (Period ended 9/30/96).............................  58 of 143
Five Years (Period ended 9/30/96)...........................  21 of  63
Ten Years (Period ended 9/30/96)............................   2 of  43

The Lipper High Current Yield Funds category includes funds which are managed with an emphasis on high current (relative) yield. There are no quality or maturity restrictions. The Fund was ranked number 139 out of 1,688, 23 out of 565 and 2 out of 43 funds in the Fixed Income category for the one, five and ten year periods ended September 30, 1996 according to data reported by Lipper in the Lipper Mutual Fund Performance Analysis. The Lipper Fixed Income category reported in the Lipper Mutual Fund Performance Analysis includes funds which normally have more than 75% of their assets in fixed income issues.

INCOME AND CAPITAL FUND
   A SHARES

                                                              Lipper-Fixed
                                                              Income Fund
                                                              Performance
                                                                Analysis
                                                              ------------
                                                               Corporate
                                                              Bond Funds:
                                                               "A" Rated
                                                              -----------
One Year (Period ended 9/30/96).............................   49 of 113
Five Years (Period ended 9/30/96)...........................   12 of  48
Ten Years (Period ended 9/30/96)............................   13 of  26

The Lipper Corporate Bond Funds "A" Rated category includes funds which invest 65% of their corporate holdings in the top three grades.

MORTGAGE FUND
B SHARES

                                                                 Lipper
                                                               Performance
                                                                Analysis
                                                              -------------
                                                              U.S. Mortgage
                                                                  Funds
                                                              -------------
One Year (Period ended 9/30/96).............................    49 of  60
Five Years (Period ended 9/30/96)...........................    18 of  23
Ten Years (Period ended 9/30/96)............................    13 of 15

The Lipper U.S. Mortgage Funds category includes funds that invest at least 65% of their assets in U.S. Mortgages/Securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

SHORT-INTERMEDIATE GOVERNMENT FUND
B SHARES

                                                                Lipper
                                                              Performance
                                                               Analysis
                                                              -----------
                                                              Short U.S.
                                                              Gov't Funds
                                                              -----------
One Year (Period ended 9/30/96).............................   77 of 86
Five Years (Period ended 9/30/96)...........................   30 of 30

The Lipper Short (1-5 year) U.S. Government Funds category includes funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with average maturities of five years or less.

OFFICERS AND TRUSTEES


The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the investment manager, ZIML, the sub-adviser of certain Funds, and ZKDI, the principal underwriter, are as follows (the number following each person's title is the number of investment companies managed by ZKI and its affiliates, for which he or she holds similar positions):


ALL FUNDS:


DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick Zumbach Flynn, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 N. Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (26), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DOMINIQUE P. MORAX (10/2/48), Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; Chief Executive Officer and Chief Investment Officer, ZIML; Director, ZKI.



SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired), Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, KDI, and LTV Corporation.



CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).



JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI and ZKDI.



JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, ZKDI.


ADJUSTABLE RATE FUND:

ELIZABETH A. BYRNES (2/8/57), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

RICHARD L. VANDENBERG (11/16/49), Vice President* (4), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Senior Vice President and Portfolio Manager with an unaffiliated investment management firm.

DIVERSIFIED FUND:


J. PATRICK BEIMFORD, JR. (5/25/50), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI.


ROBERT S. CESSINE (1/5/50), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Vice President, Wellington Management Company.

MICHAEL A. McNAMARA (12/28/44), Vice President* (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

HARRY E. RESIS, JR. (11/24/45), Vice President* (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, First Vice President, PaineWebber Incorporated.

JONATHAN W. TRUTTER (11/29/57), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

GOVERNMENT FUND:

RICHARD L. VANDENBERG, see above.*


HIGH YIELD AND OPPORTUNITY FUNDS (KEMPER HIGH YIELD SERIES):


MICHAEL A. McNAMARA, see above.*

HARRY E. RESIS, JR., see above.*

INCOME AND CAPITAL FUND:


ROBERT S. CESSINE, see above.*


CASH RESERVES, MORTGAGE AND SHORT-INTERMEDIATE GOVERNMENT FUNDS (KEMPER PORTFOLIOS):


FRANK J. RACHWALSKI, JR. (3/26/45), Vice President* (10), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.


RICHARD L. VANDENBERG, see above.*


* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1996 fiscal year except that the information in the last column is for calendar year 1995. The Opportunity Fund has not yet adopted a trustee compensation table.



                                                        AGGREGATE COMPENSATION FROM
                                ----------------------------------------------------------------------------
                                                                                     INCOME &                  TOTAL COMPENSATION
                                ADJUSTABLE   DIVERSIFIED   GOVERNMENT   HIGH YIELD    CAPITAL      KEMPER         KEMPER FUNDS
       NAME OF TRUSTEE          RATE FUND       FUND          FUND       SERIES++      FUND      PORTFOLIOS+   PAID TO TRUSTEES**
       ---------------          ----------   -----------   ----------   ----------   --------    -----------   ------------------
David W. Belin*...............    $2,800        6,100        11,600        9,800       4,900       15,600           149,700
Lewis A. Burnham..............     2,100        3,600         6,700        6,200       3,100       11,100           111,000
Donald L. Dunaway*............     3,100        5,700        11,400       10,000       4,800       16,400           151,000
Robert B. Hoffman.............     2,200        3,700         7,000        6,600       3,200       11,800           105,500
Donald R. Jones...............     2,200        3,700         7,000        6,600       3,200       11,800           110,700
Shirley D. Peterson***........     2,100        3,600         6,800        6,300       3,100       11,200            44,500
William P. Sommers............     2,100        3,500         6,600        6,100       3,000       11,000           100,700


---------------
  + Includes Cash Reserves Fund, Mortgage Fund and Short-Intermediate Government
    Fund.


 ++ Includes High Yield Fund only.


  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Funds--Kemper Money Market Fund. Total deferred amounts and interest accrued through each Fund's fiscal year are $14,400, $49,200, $94,000, $67,700, $35,200 and $80,800 for
    Mr. Belin and $15,900, $36,500, $83,200, $60,700, $30,100 and $15,400 for
    Mr. Dunaway for the Adjustable Rate Fund, Diversified Fund, Government Fund, High Yield Fund, Income and Capital Fund and Kemper Portfolios+, respectively.


 ** Includes compensation for service on the boards of 22 Kemper funds with 40 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds with 46 fund portfolios.


*** Appointed a trustee of certain Kemper Fund boards on June 15, 1995.


As of December 2, 1996 (except for the High Yield and Opportunity Funds which is as of September 5, 1997), the officers and trustees of the Funds, as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except that the following owned of record shares of the following Funds and ZKI owned all the outstanding shares of the Opportunity Fund.


             FUND                                       NAME AND ADDRESS                          CLASS    PERCENTAGE
             ----                                       ----------------                          -----    ----------

Adjustable Rate                   Prudential Securities FBO                                         A         6.20%
                                  Standard Savings Bank
                                  228 W. Garvey Ave.
                                  Monterey Park, CA 91754
                                  Builders Prime Window & Supply                                    B         7.17
                                  Russell Lyons/Donald O'Connor PS
                                  401K FBO Forfeiture Account
                                  2nd & Merion
                                  Bridgeport, PA 19405
                                  Wexford Clearing Service Corp FBO                                 B         5.32
                                  Principal Financial Svcs C/F Dean A. Raber
                                  15514 Crocus Lane
                                  Eden Prairie, MN 55347
                                  Junior Junction Inc.                                              C         5.65
                                  1400 Noyes York
                                  Utica, NY 13502
                                  Fenna Construction Inc.                                           C        18.46
                                  13631 Balsam Ln.
                                  Dayton, MN 55327

             FUND                                       NAME AND ADDRESS                          CLASS    PERCENTAGE
             ----                                       ----------------                          -----    ----------
                                  Thelma O. Linderman Trust                                         C         6.84
                                  1057 E. Knollcrest Drive
                                  Covina, CA 91724
                                  Estate of Arthur A. Ulrich                                        C         9.11
                                  870 84th LN NW
                                  Minneapolis, MN 55433
Income & Capital                  BHC Securities, Inc.                                              B         6.60
                                  Attn: Mutual Funds
                                  One Commerce Square
                                  Philadelphia, PA 19103
                                  Paul K. Christoff TTEE                                            C         9.93
                                  Lindsay Concrete Prod Inc. PSP
                                  DTD 10-1-89
                                  Paul K. Christoff, Attorney
                                  137 S. Main St., Suite 301
                                  Akron, OH 44308-1136
                                  NFSC FEBO                                                         C         6.89
                                  Mary M. Villagomez
                                  218 Tubing Rd.
                                  Broussard, LA 70518
                                  MLPF&S                                                            C        12.24
                                  4800 Deer Lake Dr. East
                                  Jacksonville, FL 32246
                                  ZKI Inc.                                                          I         5.45
                                  Retirement Plan EE
                                  811 Main Street
                                  Kansas City, MO 64105
                                  ZKI Inc.                                                          I        11.91
                                  Retirement Plan PS
                                  811 Main
                                  Kansas City, MO 64105
High Yield                        Mary M. Villa Gomez                                               C         5.98
                                  218 Tubing Road
                                  Broussard, LA 70518
                                  MLPP&S FTSBO ITS Customers                                        C         6.94
                                  4800 Deer Lake Road
                                  3rd Floor
                                  Jacksonville, FL 32246
                                  Patterson & Co.                                                   I        18.79
                                  PNB Personal Trust Account
                                  P.O. Box 7829
                                  Philadelphia, PA 19101
                                  Mutual Trust Life Insurance Co.                                   I        11.58
                                  1200 Jorie Boulevard
                                  Oak Brook, IL 60521
                                  State Universities Retirement System                              I         5.79
                                  of Illinois Defined Benefit Plan
                                  c/o Kenneth E. Codlin
                                  1901 Fox Drive
                                  Champaign, IL 61820
                                  DCNHS Health Systems Depository                                   I         6.94
                                  4600 Edmunson Road
                                  St. Louis, MO 63134

             FUND                                       NAME AND ADDRESS                          CLASS    PERCENTAGE
             ----                                       ----------------                          -----    ----------
Diversified                       NFSC FEBO                                                         C         6.87
                                  Mary M. Villagomez
                                  218 Tubing Rd.
                                  Broussard, LA 70518
                                  MLPF&S                                                            C        21.12
                                  4800 Deer Lake Dr. East
                                  Jacksonville, FL 32246
                                  Invest Financial Corp. EE                                         I        83.19
                                  FBO Robert A. Mcosker
                                  1546 Sims Ct.
                                  Tucker, GA 30084
                                  Invest Financial Corp. EE                                         I         5.03
                                  FBO Sandra L. Tressler
                                  RR 6 Box 373
                                  Danville, PA 17821
Government                        NFSC FEBO                                                         B         5.73
                                  Home Savings of America
                                  815 E. 6th St.
                                  Ontario, CA 91764
                                  BHC Securities Inc.                                               B         5.20
                                  Attn: Mutual Funds Dept.
                                  One Commerce Square
                                  Philadelphia, PA 19103
                                  RA Giaquinta DDS P/S                                              C         5.19
                                  57 Whippany Rd.
                                  Whippany, NJ 07981
                                  MLPF&S                                                            C         7.14
                                  4800 Deer Lake Dr. East
                                  Jacksonville, FL 32246
                                  ZKI Inc.                                                          I        12.17
                                  Retirement Plan
                                  811 Main
                                  Kansas City, MO 64105
Mortgage                          PaineWebber                                                       C        47.24
                                  P.O. Box 3321
                                  Weehawken, NJ 07087-6727
                                  MLPF&S                                                            C         9.80
                                  Attn. Fund Administration
                                  4800 Deer Lake Dr. East
                                  Jacksonville, FL 32246
                                  Richard A. McTyre & Judith                                        C         5.36
                                  C S McTyre JTWROS
                                  480 South Johnston Street
                                  Dallas, GA 30132
                                  PaineWebber for the Benefit of                                    C         5.45
                                  John J. Kain &
                                  Marguerrite R. Kain
                                  Ten. In Common
                                  432 Beverly Garden Dr.
                                  Metairie, LA 70001-2108
Cash Reserves                     Smith Family Limited Partnership                                  C         8.77
                                  P.O. Box 1960
                                  Metairie, LA 70004

            FUND                                     NAME AND ADDRESS                          CLASS    PERCENTAGE
-----------------------------  ------------------------------------------------------------  ---------  -----------
Short-Intermediate Gov-        National Financial Service Corp.                                  B            8.29
  ernment                      One World Financial Center
                               200 Liberty Street, 4th Floor
                               New York, NY 10281-1003
                               PaineWebber                                                       C           20.43
                               1000 Harbor Blvd. # 6FLR
                               Weehawken, NJ 07087-6727
                               NFSC FEBO                                                         C            9.01
                               Betty Stanford
                               2305 Cleary
                               Metairie, LA 70001

SHAREHOLDER RIGHTS

The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) (with respect to the Cash Reserves, Mortgage and Short-Intermediate Government Funds only) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By- laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS



The Board of Trustees and Shareholder


Kemper High Yield Series


  Kemper High Yield Opportunity Fund



We have audited the accompanying statement of net assets of Kemper High Yield
Series--Kemper High Yield Opportunity Fund as of September   , 1997. This
statement of net assets is the responsibility of Fund management. Our responsibility is to express an opinion on this statement of net assets based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.



In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Kemper High Yield
Series--Kemper High Yield Opportunity Fund at September   , 1997 in conformity
with generally accepted accounting principles.



                                       Ernst & Young LLP



Chicago, Illinois


September   , 1997

KEMPER HIGH YIELD SERIES--


  KEMPER HIGH YIELD OPPORTUNITY FUND


STATEMENT OF NET ASSETS--SEPTEMBER, 1997



                           ASSETS
Cash........................................................  $100,000
                                                              ========
                         NET ASSETS
Net assets, applicable to shares of beneficial interest
  (unlimited number of shares authorized, no par value)
  outstanding as follows:
  Class A--3,473.684
  Class B--3,473.684
  Class C--3,578.947........................................  $100,000
                                                              ========
                   THE PRICING OF SHARES
Net asset value and redemption price per share
  Class A ($33,000 / 3,473.684 shares outstanding)..........  $   9.50
  Class B* ($33,000 / 3,473.684 shares outstanding).........  $   9.50
  Class C* ($34,000 / 3,578.947 shares outstanding).........  $   9.50
Maximum offering price per share
  Class A (net asset value, plus 4.71% of net asset value or
     4.50% of
     offering price)........................................  $   9.95
  Class B (net asset value).................................  $   9.50
  Class C (net asset value).................................  $   9.50


---------------


* Subject to contingent deferred sales charge.



NOTES:



Kemper High Yield Series ("KHYS") was organized as a business trust under the laws of the commonwealth of Massachusetts on October 24, 1985. All shares of beneficial interest of Kemper High Yield Opportunity Fund ("Fund") were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for the Fund,
on September   , 1997 for $100,000 cash. KHYS may establish multiple series;
currently two series have been established.



The costs of organization of the Fund will be paid by ZKI.

RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                CORPORATE BONDS
                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS                                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--2.0%        8.875%, 1997                                      $   33,500    $   34,568
                                 6.875%, 2006                                          22,500        22,753
                                 7.00%, 2006                                           23,000        23,471
                                 -----------------------------------------------------------------------------
                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                 (Cost: $81,439)                                                     80,792
                                 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
AEROSPACE--2.4%                  Fairchild Corporation, 12.00%, 2001                   37,830        37,925
                                 Howmet Inc., 10.00%, 2003                              4,510         4,820
                                 K & F Industries, Inc.
                                   11.875%, 2003                                       19,830        21,416
                                   10.375%, 2004                                       24,750        25,307
                                 UNC, Inc., 11.00%, 2006                                8,370         8,789
                                 -----------------------------------------------------------------------------
                                                                                                     98,257
----------------------------------------------------------------------------------------------------------------
BROADCASTING, CABLESYSTEMS       Adelphia Communications Corporation
AND PUBLISHING--17.5%              12.50%, 2002                                        19,370        20,435
                                   11.875%, 2004                                        8,510         8,893
                                 Affinity Group, Inc., 11.50%, 2003                    21,400        22,096
                                 American Radio Systems, 9.00%, 2006                   22,450        21,777
                              (b)American Telecasting
                                   14.50%, 2004                                        13,120         9,758
                                   14.50%, 2005                                         7,850         5,093
                              (b)Bell Cablemedia PLC
                                   11.95%, 2004                                        29,960        22,994
                                   11.875%, 2005                                        1,490         1,017
                              (b)Benedek Communications, 13.25%, 2006                   5,420         3,191
                                 Big Flower Press, Inc., 10.75%, 2003                  19,202        19,730
                                 CAI Wireless Systems, 12.25%, 2002                    15,150        15,718
                                 CF Cable TV Inc., 11.625%, 2005                       20,205        22,832
                                 Cablevision Systems Corporation
                                   9.25%, 2005                                          5,880         5,660
                                   9.875%, 2013                                         7,725         7,455
                                   10.50%, 2016                                        28,235        28,694
                                   9.875%, 2023                                         4,490         4,277
                                 Century Communications Corporation
                                   11.875%, 2003                                       20,095        21,502
                                   9.50%, 2005                                         21,390        21,230
                              (b)Charter Communications, 14.00%, 2007                  30,410        18,322
                                 Comcast Corporation
                                   9.125%, 2006                                        26,250        26,152
                                   9.50%, 2008                                         14,390        14,660
                                   10.625%, 2012                                        4,400         4,774
                              (b)Comcast UK Cable Partners Limited, 11.20%,
                                   2007                                                45,225        28,774
                              (b)CS Wireless, 11.37%, 2006                             39,320        20,053
                              (b)Echostar Communications, 12.875%, 2004                38,190        30,170
                                 EZ Communications, 9.75%, 2005                        16,140        16,422
                                 Granite Broadcasting Corp.
                                   10.375%, 2005                                       15,470        15,837
                                   9.375%, 2005                                         9,140         8,889
                              (b)International Cabletel Incorporated
                                   12.75%, 2005                                        48,310        32,579
                                   11.50%, 2006                                         6,560         3,903
                                 Multicanal Participacoes, 12.625%, 2004               13,330        14,313

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------
                                 Neodata Services, 12.00%, 2003                    $   23,290    $   23,523
                                 Newsquest Capital PLC, 11.00%, 2006                   21,410        22,052
                              (b)People's Choice TV, Unit, 13.125%, 2004               31,605        19,563
                                 Rogers Cablesystems Limited
                                   9.625%, 2002                                         9,290         9,371
                                   10.00%, 2005                                         9,930        10,141
                                   10.00%, 2007                                         4,540         4,540
                                 Sinclair Broadcasting Group, Inc.
                                   10.00%, 2003                                        24,805        25,022
                                   10.00%, 2005                                         1,550         1,560
                                 Sullivan Broadcasting
                                   10.25%, 2005                                         6,190         6,236
                                   13.25%, 2006                                        12,850        13,300
                                 Telewest Communications PLC
                                   9.625%, 2006                                        24,815        24,660
                              (b)  11.00%, 2007                                        21,433        13,610
                              (b)UIH Australia Pacific, Inc., 14.00%, 2006             41,630        22,272
                              (b)Videotron Holdings PLC
                                   11.125%, 2004                                        7,825         5,869
                                   11.00%, 2005                                        14,600         9,673
                                 Young Broadcasting Inc., 11.75%, 2004                  6,375         6,853
                                 -----------------------------------------------------------------------------
                                                                                                    715,445
----------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES--.9%           Corporate Express Inc., 9.125%, 2004                  18,760        18,760
                                 Monarch Marking Systems, 12.50%, 2003                 17,510        19,480
                                 -----------------------------------------------------------------------------
                                                                                                     38,240
----------------------------------------------------------------------------------------------------------------
CHEMICALS AND                    Agriculture, Mining and Chemicals, Inc.,
AGRICULTURE--5.1%                  10.75%, 2003                                        15,080        15,947
                                 Arcadian Partners, L.P., 10.75%, 2005                 11,170        12,287
                                 Atlantis Group, Inc., 11.00%, 2003                    25,355        25,545
                                 G-I Holdings Inc., zero coupon, 1998                  43,410        37,875
                                 Hines Horticulture, 11.75%, 2005                      13,450        14,055
                                 NL Industries, 11.75%, 2003                            4,230         4,452
                                 Pioneer Americas Acquisition Corporation,
                                   13.375%, 2005                                       13,060        14,431
                                 Polymer Group Inc., 12.25%, 2002                      13,244        14,469
                                 Rexene Corporation, 11.75%, 2004                      31,845        34,870
                                 Sterling Chemicals, 11.75%, 2006                       8,260         8,652
                                 Terra Industries Inc., 10.50%, 2005                   12,200        12,963
                                 UCC Investors Holdings, Inc., 10.50%, 2002            10,480        11,109
                                 -----------------------------------------------------------------------------
                                                                                                    206,655
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--10.6%         (b)Call-Net Enterprises Inc., 13.25%, 2004               15,280        11,899
                              (b)Cellular, Inc., 11.75%, 2003                          28,740        24,501
                              (b)Comunicacion Celular, 13.125%, with
                                   warrants, 2003                                      30,800        20,251
                                 CommNet Celluar, 11.25%, 2005                         10,935        11,482
                              (b)ICG Holdings, 13.50%, 2005                            29,930        20,652
                                 Impsat Corp., 12.125%, 2003                           13,260        13,691
                                 Intermedia Capital Partners, 11.25%, 2006             16,530        17,233
                                 Intermedia Communications of Florida Inc.,
                                   13.50%, 2005 with warrants expiring 2000            25,680        30,184
                              (b)Millicom International Cellular S.A.,
                                   13.50%, 2006                                        34,540        19,731
                                 Mobilemedia Communications, 9.375%, 2007              24,195        19,356
                                 Netsat Servicos, 12.75%, 2004                          9,950        10,597
                                 Nextlink Communications, 12.50%, 2006                 13,060        13,550

PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------
                                 Paging Network, Inc.
                                   11.75%, 2002                                    $   25,590    $   27,765
                                   10.125%, 2007                                       23,215        23,882
                              (b)PanAmSat, L.P., 11.375%, 2003                         47,345        43,084
                                 Rogers Cantel
                                   11.125%, 2002                                       29,712        31,402
                                   9.375%, 2008                                        12,340        12,247
                                   9.75%, 2016                                          8,240         8,116
                                 RSL Communications Ltd., 12.25%, 2006                 11,700        11,700
                              (b)Shared Technologies, 12.25%, 2006                     12,480         9,766
                                 USA Mobile Communications, Inc. II
                                   9.50%, 2004                                          8,170         7,843
                                   14.00%, 2004                                        16,290        18,245
                                 Vanguard Cellular Systems, 9.375%, 2006               18,160        18,069
                                 Western Wireless, 10.50%, 2006                         6,620         6,777
                                 -----------------------------------------------------------------------------
                                                                                                    432,023
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.5%     American Standard Inc., 9.25%, 2016                   17,615        17,703
                              (b)Building Materials Corporation of America,
                                   11.75%, 2004                                        41,650        33,632
                                 Nortek, Inc., 9.875%, 2004                            25,045        24,575
                                 Triangle Pacific Corp., 10.50%, 2003                  26,565        27,694
                                 -----------------------------------------------------------------------------
                                                                                                    103,604
----------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS                AMF Group
AND SERVICES--6.9%
                                   10.875%, 2006                                       36,442        37,467
                              (b)  12.25%, 2006                                        23,990        14,544
                                 Avondale Mills, 10.25%, 2006                          19,500        19,793
                              (c)Beatrice Foods, Inc., 12.00%, 2001                    31,870        18,485
                                 Cinemark USA, Inc., 9.625%, 2008                      17,250        17,034
                                 Coinmach Corporation, 11.75%, 2005                    36,160        38,872
                              (b)Dr. Pepper Bottling Holdings, Inc., 11.625%,
                                   2003                                                18,629        16,952
                                 Herff Jones, Inc., 11.00%, 2005                       15,640        16,539
                                 Premier Parks Inc., 12.00%, 2003                      16,700        17,953
                              (b)Six Flags Theme Park, 12.25%, 2005                    46,280        41,189
                                 Van De Kamps, Inc., 12.00%, 2005                       9,880        10,769
                                 West Point Stevens Inc., 9.375%, 2005                 34,045        34,045
                                 -----------------------------------------------------------------------------
                                                                                                    283,642
----------------------------------------------------------------------------------------------------------------
DRUGS AND HEALTH CARE--3.8%      Dade International Inc., 11.125%, 2006                15,000        15,975
                                 Magellan Health Services, 11.25%, 2004                32,730        35,839
                                 Ornda Healthcorporation
                                   12.25%, 2002                                        31,830        34,257
                                   11.375%, 2004                                       18,520        20,604
                                 Paracelsus Healthcare, 10.00%, 2006                   12,960        13,284
                                 Tenet Healthcare, 10.125%, 2005                       33,150        35,885
                                 -----------------------------------------------------------------------------
                                                                                                    155,844
----------------------------------------------------------------------------------------------------------------
ENERGY AND RELATED               Benton Oil & Gas Co., 11.625%, 2003                   13,835        15,149
SERVICES--5.9%
                                 Chesapeake Energy Corporation, 10.50%, 2002           15,565        16,538
                                 Clark USA Inc., 10.875%, 2005                         13,730        14,090
                                 Cliffs Drilling Co., 10.25%, 2003                     13,090        13,548
                                 Coda Energy, 10.50%, 2006                             17,540        18,307
                                 Empire Gas Corporation, 7.00%, with warrants,
                                   2004                                                14,640        12,894
                                 Ferrellgas Partners, L.P., 9.375%, 2006               16,760        16,760
                                 Flores & Rucks, 9.75%, 2006                            4,950         5,018

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------
                                 Gulf Canada Resources Limited
                                   9.25%, 2004                                     $   16,305    $   16,651
                                   9.625%, 2005                                        17,360        18,076
                                 MESA Inc., 10.625%, 2006                              22,170        23,334
                                 Plains Resources, 10.25%, 2006                        15,590        16,175
                                 Sante Fe Energy Resources, Inc., 11.00%, 2004         12,625        13,990
                                 United Meridian Corp., 10.375%, 2005                  11,520        12,211
                                 Vintage Petroleum, 9.00%, 2005                        28,420        28,278
                                 -----------------------------------------------------------------------------
                                                                                                    241,019
----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES,              Continental Homes Holding, 10.00%, 2006               26,200        26,200
HOMEBUILDERS AND                 Forecast Group L.P., 11.375%, 2000                    10,895         9,261
REAL ESTATE--3.7%                Fortress Group, 13.75%, 2003                          10,700        11,289
                                 GMAC, Medium Term Note, 6.75%, 1997                   18,500        18,614
                                 Hovnanian Kent, 11.25%, 2002                          27,557        27,281
                                 J.M. Peters Company, 12.75%, 2002                     11,330        10,707
                                 Presley Companies, 12.50%, 2001                       24,025        23,304
                                 Ryland Group, 10.50%, 2006                            23,580        24,287
                                 -----------------------------------------------------------------------------
                                                                                                    150,943
----------------------------------------------------------------------------------------------------------------
LODGING AND GAMING--5.1%         Bally's Park Place Funding, Inc., 9.25%, 2004         23,220        24,903
                                 Empress River Casino, 10.75%, 2002                    30,273        32,468
                                 Eldorado Resorts 10.50%, 2006                         13,980        14,469
                                 Harvey's Casino Resorts, 10.625%, 2006                 7,470         7,825
                                 MGM Grand Hotel Finance Corporation, 12.00%,
                                   2002                                                37,120        40,461
                                 Players International, 10.875%, 2005                  20,540        20,335
                                 Station Casinos Inc., 10.125%, 2006                   28,105        27,683
                                 Trump Atlantic City, 11.25%, 2006                     41,890        41,262
                                 -----------------------------------------------------------------------------
                                                                                                    209,406
----------------------------------------------------------------------------------------------------------------
MANUFACTURING, METALS            Aftermarket Technology, 12.00%, 2004                  11,140        12,198
AND MINING--12.6%                Alvey Systems, 11.375%, 2003                          16,645        17,477
                                 Bar Technologies, 13.50%, with warrants, 2001          9,370         9,979
                                 Bluebird Body Company, 11.75%, 2002                   24,585        25,446
                                 Collins & Aikman Corporation, 11.50%, 2006            28,020        29,561
                                 Crain Industries, Inc., 13.50%, 2005                  11,700        13,046
                                 Day International Group, Inc., 11.125%, 2005          25,025        26,151
                                 Delco Remy International, 10.625%, 2006               23,475        24,209
                                 Essex Group Incorporated, 10.00%, 2003                20,360        20,869
                                 Euramax International, 11.25%, 2006                   14,130        14,519
                                 Fairfield Manufacturing Company, 11.375%, 2001        17,560        17,999
                              (b)Foamex - JPS Automotive L.P., 14.00%, with
                                   warrants, 2004                                      16,620        13,379
                                 Foamex L.P., 11.25%, 2002                             28,510        30,221
                                 Great Dane Holding Company, 12.75%, 2001              16,008        15,788
                                 GS Technologies
                                   12.00%, 2004                                        10,005        10,543
                                   12.25%, 2005                                        12,970        13,797
                                 Gulf States Steel, 13.50%, with warrants, 2003        31,695        28,595
                                 Hayes Wheels Intl., 11.00%, 2006                      24,240        25,573
                                 IMO Industries, 11.75%, 2006                           6,970         7,249
                                 Jordan Industries, 10.375%, 2003                      21,935        21,441
                                 JPS Automotive Products Corporation, 11.125%,
                                   2001                                                25,380        25,951
                                 Knoll Inc., 10.875%, 2006                             15,480        16,409
                                 Newflo Corporation, 13.25%, 2002                      14,500        16,059
                                 NS Group Inc., 13.50%, 2003                            6,660         6,693

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------
                                 Penda Industries Inc., 10.75%, 2004               $   16,360    $   15,951
                                 Thermadyne Industries, Inc.
                                   10.25%, 2002                                        13,426        13,929
                                   10.75%, 2003                                        25,116        25,744
                                 Weirton Steel Corp., 11.375%, 2004                    17,880        17,969
                                 -----------------------------------------------------------------------------
                                                                                                    516,745
----------------------------------------------------------------------------------------------------------------
PAPER, FOREST PRODUCTS           BPC Holding Corp., 12.50%, 2006                       11,650        12,174
AND CONTAINERS--8.0%             Berry Plastics Corporation, 12.25%, 2004               7,020         7,599
                                 Container Corporation of America, 11.25%, 2004         9,420         9,985
                                 Crown Paper, 11.00%, 2005                             19,360        19,118
                                 Four M Corporation, 12.00%, 2006                       8,370         8,956
                                 Gaylord Container Corporation, 12.75%, 2005           20,850        22,883
                                 Maxxam Group, Inc.
                              (b)  12.25%, 2003                                         7,265         5,994
                                   11.25%, 2003                                        24,325        25,176
                                 National Fiberstock, 11.625%, 2002                    11,810        12,164
                                 Owens-Illinois, Inc.
                                   11.00%, 2003                                        11,035        12,070
                                   9.75%, 2004                                         42,525        43,375
                                   9.95%, 2004                                         13,062        13,585
                                 Printpack Inc., 10.625%, 2006                         16,510        17,005
                                 Repap New Brunswick Inc., 10.625%, 2005                9,000         9,090
                                 Riverwood International
                                   10.25%, 2006                                         8,920         8,965
                                   10.875%, 2008                                       41,500        40,878
                                 Stone Container Corporation
                                   11.50%, 2006                                        32,650        33,466
                                   11.875%, 2016                                       24,600        25,830
                                 -----------------------------------------------------------------------------
                                                                                                    328,313
----------------------------------------------------------------------------------------------------------------
RETAILING--4.3%                  Brunos, 10.50%, 2005                                  26,810        27,480
                              (c)Color Tile, Inc., 10.75%, 2001                        20,480         1,190
                                 Dominick's Finer Foods, 10.875%, 2005                 12,000        13,005
                                 Finlay Fine Jewelry Corporation, 10.625%, 2003        28,300        28,866
                                 Guitar Center Management, 11.00%, 2006                 8,285         8,596
                                 Michaels Stores, 10.875%, 2006                        13,550        13,719
                                 Pamida Holdings, 11.75%, 2003                         39,535        34,988
                                 Pathmark Stores, Inc.
                                   11.625%, 2002                                        8,305         8,513
                                   12.625%, 2002                                       24,025        24,986
                                 Thrifty Payless Inc., 12.25%, 2004                    12,590        14,101
                                 -----------------------------------------------------------------------------
                                                                                                    175,444
----------------------------------------------------------------------------------------------------------------
TECHNOLOGY--.6%                  Communication and Power Industry, Inc., 12.00%,
                                   2005                                                 7,975         8,633
                                 Computervision Corporation, 11.375%, 1999             16,207        17,017
                                 -----------------------------------------------------------------------------
                                                                                                     25,650
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION--.7%           (c)Burlington Motor Holdings Inc., 11.50%, 2003          20,750           311
                                 GPA Group, PLC, 10.875%, 2019                         21,130        22,715
                              (b)Transtar Holdings, L.P., 13.375%, 2003                10,100         7,676
                                 -----------------------------------------------------------------------------
                                                                                                     30,702
                                 -----------------------------------------------------------------------------
                                 TOTAL CORPORATE OBLIGATIONS--90.6%
                                 (Cost: $3,639,574)                                               3,711,932
                                 -----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL AMOUNT OR NUMBER OF SHARES         VALUE
----------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED          (a)Benedek Unit, PIK, preferred                           9,000 shs.   $10,508
STOCK--1.6%                      Computervision Corporation                         3,112,436         27,234
                                 Capital Pacifics Holdings                             54,431             54
                              (c)Echostar Communications                              218,250          5,947
                              (c)Gaylord Container Corporation                      1,805,934         13,319
                              (c)Grand Union Company                                  741,858          4,729
                              (c)Great Bay Power                                       21,293            213
                                 Intelcom Group, Inc., warrants                        67,617            879
                              (c)Sullivan Broadcasting                                205,600          2,056
                              (c)Thrifty Payless Inc.                                  56,259          1,048
                              (c)Walter Industries, Inc.                              103,179          1,328
                              (a)Waxman Industries, Inc., warrants, 2004              800,453          1,601
                                 -----------------------------------------------------------------------------
                                 TOTAL COMMON AND PREFERRED STOCKS
                                 (Cost: $64,303)                                                      68,916
                                 -----------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MONEY MARKET                     Yield--5.31% - 5.85%
INSTRUMENTS--3.4%                Due--October 1996
                                 (Cost: $138,258)                                  $  138,400       138,258
                                 -----------------------------------------------------------------------------
                                 TOTAL INVESTMENTS--97.6%
                                 (Cost: $3,923,574)                                               3,999,898
                                 -----------------------------------------------------------------------------
                                 CASH AND OTHER ASSETS,
                                 LESS LIABILITIES--2.4%                                              97,041
                                 -----------------------------------------------------------------------------
                                 NET ASSETS--100%                                                $4,096,939
                                 -----------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) The following securities may require registration under the Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business; they were valued at cost on the dates of acquisition. These securities are valued at fair value as determined in good faith by the Board of Trustees of the Fund. At September 30, 1996 the value of the restricted securities was $12,109,000, which represented .30% of net assets.

                                                                          DATE OF       NUMBER
                                                                        ACQUISITION    OF SHARES       UNIT COST
    -----------------------------------------------------------------------------------------------------------------
    Benedek Unit, PIK, preferred                                         May 1996         9,000        $1,000.00
    -----------------------------------------------------------------------------------------------------------------
    Waxman Industries, Inc., warrants, 2004                             June 1994       800,453             2.00
    -----------------------------------------------------------------------------------------------------------------

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(c) Non-income producing security. In the case of a bond, generally denotes the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

    "PIK" denotes that interest or dividends are paid in kind.

    Based on the cost of investments of $3,923,574,000 for federal income tax purposes at September 30, 1996, the gross unrealized appreciation was $177,548,000, the gross unrealized depreciation was $101,224,000 and the net unrealized appreciation on investments was $76,324,000.

    See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER HIGH YIELD FUND

        We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper High Yield Fund as of September 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper High Yield Fund at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1996

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
 ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $3,923,574)                                                                             $3,999,898
---------------------------------------------------------------------------------------------------------
Cash                                                                                                3,636
---------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                                 13,910
---------------------------------------------------------------------------------------------------------
  Investments sold                                                                                 33,029
---------------------------------------------------------------------------------------------------------
  Interest and dividends                                                                           97,225
---------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                                4,147,698
---------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
---------------------------------------------------------------------------------------------------------

Payable for:
  Fund shares redeemed                                                                              5,254
---------------------------------------------------------------------------------------------------------
  Investments purchased                                                                            41,578
---------------------------------------------------------------------------------------------------------
  Management fee                                                                                    1,761
---------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                           701
---------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                         672
---------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                              664
---------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                            129
---------------------------------------------------------------------------------------------------------
    Total liabilities                                                                              50,759
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $4,096,939
---------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                $4,071,359
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (149,765)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         76,324
---------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                99,021
---------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                    $4,096,939
---------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price per share
  ($2,908,866 / 353,630 shares outstanding)                                                         $8.23
---------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or 4.50% of offering price)                       $8.62
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to contingent deferred sales charge) per share
  ($1,099,016 / 133,703 shares outstanding)                                                         $8.22
---------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to contingent deferred sales charge) per share
  ($58,332 / 7,078 shares outstanding)                                                              $8.24
---------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($30,725 / 3,735 shares outstanding)                                                              $8.23
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                                $378,111
-------------------------------------------------------------------------------------------------------
Expenses:
 Management fee                                                                                  19,436
-------------------------------------------------------------------------------------------------------
 Distribution services fee                                                                        7,695
-------------------------------------------------------------------------------------------------------
 Administrative services fee                                                                      7,627
-------------------------------------------------------------------------------------------------------
 Custodian and transfer agent fees and related expenses                                           5,807
-------------------------------------------------------------------------------------------------------
 Professional fees                                                                                   98
-------------------------------------------------------------------------------------------------------
 Reports to shareholders                                                                            523
-------------------------------------------------------------------------------------------------------
 Trustees' fees and other                                                                           167
-------------------------------------------------------------------------------------------------------
   Total expenses                                                                                41,353
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           336,758
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
 Net realized gain on sales of investments (including options purchased)                         42,506
-------------------------------------------------------------------------------------------------------
 Net realized loss from futures transactions                                                        (84)
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                                              42,422
-------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation on investments                                            66,471
-------------------------------------------------------------------------------------------------------
Net gain on investments                                                                         108,893
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $445,651
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                             YEAR ENDED SEPTEMBER 30,
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY                            1996                  1995
---------------------------------------------------------------------------------------------------------
 Net investment income                                                   $  336,758               352,388
---------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                    42,422               (61,865)
---------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                                       66,471               155,866
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        445,651               446,389
---------------------------------------------------------------------------------------------------------
Net equalization credits                                                      7,259                 2,331
---------------------------------------------------------------------------------------------------------
Distribution from net investment income                                    (338,218)             (319,210)
---------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                                454,293               246,415
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                568,985               375,925
---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of year                                                         3,527,954             3,152,029
---------------------------------------------------------------------------------------------------------
END OF YEAR
(including undistributed net investment income of
$99,021 and $93,202, respectively)                                       $4,096,939             3,527,954
---------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1    DESCRIPTION OF THE FUND Kemper High Yield Fund is an open-end diversified management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without any initial sales charges but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange are valued at the last sale price on the exchange where primarily traded or, if there is no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded.
                             Securities not so traded are valued at the last current bid quotation if market quotations are available. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded options are valued based upon prices provided by market makers.
                             Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at September 30, 1996, amounting to approximately $149,709,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 1998 through 2004.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $19,436,000 for the year ended September 30, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                        COMMISSIONS
                                                                                      ALLOWED BY KDI
                                                              COMMISSIONS      -----------------------------
                                                            RETAINED BY KDI    TO ALL FIRMS    TO AFFILIATES
                                                            ---------------    ------------    -------------
                             Year ended September 30, 1996     $ 857,000         6,035,000        226,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and

NOTES TO FINANCIAL STATEMENTS

                             Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                       COMMISSIONS AND
                                                                                      DISTRIBUTION FEES
                                                           DISTRIBUTION FEES             PAID BY KDI
                                                               AND CDSC         ------------------------------
                                                            RECEIVED BY KDI     TO ALL FIRMS     TO AFFILIATES
                                                           -----------------    ------------     -------------
                             Year ended September 30, 1996    $ 9,022,000         7,658,000          91,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                      ASF PAID BY KDI
                                                            ASF PAID BY THE    ------------------------------
                                                              FUND TO KDI      TO ALL FIRMS     TO AFFILIATES
                                                            ---------------    ------------     -------------
                             Year ended September 30, 1996    $ 7,627,000        7,844,000         134,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $4,142,000 for the year ended September 30, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended September 30, 1996, the Fund made no payments to its officers and incurred trustees' fees of $54,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1996, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                $4,477,028

                             Proceeds from sales                       4,199,655

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                YEAR ENDED SEPTEMBER 30,
                                               -----------------------------------------------------------
                                                         1996                              1995
                                                SHARES         AMOUNT              SHARES         AMOUNT
                             ----------------------------------------------------------------------------
                              SHARES SOLD
                              Class A           119,890       $ 932,368            117,635       $ 876,873
                             -----------------------------------------------------------------------------
                              Class B            71,697         573,147             65,256         502,035
                             -----------------------------------------------------------------------------
                              Class C             8,808          70,603              3,063          23,849
                             -----------------------------------------------------------------------------
                              Class I             2,785          22,315              3,956          30,746
                             -----------------------------------------------------------------------------

                             ----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A            18,832         151,343             18,031         140,351
                             -----------------------------------------------------------------------------
                              Class B             6,906          55,478              7,152          55,638
                             -----------------------------------------------------------------------------
                              Class C               299           2,414                 90             706
                             -----------------------------------------------------------------------------
                              Class I               300           2,407                135           1,070
                             -----------------------------------------------------------------------------

                             ----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A          (112,436)       (879,849)          (127,013)       (959,427)
                             -----------------------------------------------------------------------------
                              Class B           (52,980)       (422,563)           (52,707)       (407,589)
                             -----------------------------------------------------------------------------
                              Class C            (4,106)        (32,901)            (1,398)        (10,899)
                             -----------------------------------------------------------------------------
                              Class I            (2,554)        (20,469)              (887)         (6,938)
                             -----------------------------------------------------------------------------

                             ----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A            15,982         129,116             12,509          98,552
                             -----------------------------------------------------------------------------
                              Class B           (16,001)       (129,116)           (12,516)        (98,552)
                             -----------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE
                              TRANSACTIONS                    $ 454,293                          $ 246,415
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              --------------------------------------------------
                                                                   CLASS A
                                              --------------------------------------------------
                                                        YEAR ENDED SEPTEMBER 30,
                                               1996      1995      1994     1993      1992
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of year            $ 8.01      7.74     8.12      7.86      7.30
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .76       .83      .73       .81       .85
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .23       .20     (.35)      .23       .54
------------------------------------------------------------------------------------------------
Total from investment operations                 .99      1.03      .38      1.04      1.39
------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                         .77       .76      .76       .78       .83
------------------------------------------------------------------------------------------------
Net asset value, end of year                  $ 8.23      8.01     7.74      8.12      7.86
------------------------------------------------------------------------------------------------
TOTAL RETURN                                   13.00%    14.10     4.64     13.92     19.96
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
Expenses                                         .88%      .90      .86       .80       .82
------------------------------------------------------------------------------------------------
Net investment income                           9.45     10.74     9.22     10.22     11.00
------------------------------------------------------------------------------------------------

                                                                          CLASS B
                                                        --------------------------------------------
                                                           YEAR ENDED
                                                         SEPTEMBER 30,           MAY 31 TO
                                                         1996      1995      SEPTEMBER 30, 1994
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 8.00      7.73            7.96
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .69       .76             .23
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                  .23       .20            (.23)
----------------------------------------------------------------------------------------------------
Total from investment operations                           .92       .96              --
----------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                                   .70       .69             .23
----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 8.22      8.00            7.73
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            12.02%    13.09              --
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses                                                  1.77%     1.77            1.80
----------------------------------------------------------------------------------------------------
Net investment income                                     8.56      9.87            8.70
----------------------------------------------------------------------------------------------------

                                        ----------------------------------     ----------------------------------------
                                                      CLASS C                                  CLASS I
                                        ----------------------------------     ----------------------------------------
                                            YEAR ENDED         MAY 31 TO        YEAR ENDED       DECEMBER 29, 1994
                                           SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     TO SEPTEMBER 30,
                                         1996        1995        1994              1996                1995
--------------------------------------------------------------------------     ----------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------     ----------------------------------------
Net asset value, beginning of period     $8.02        7.75        7.96              8.01                7.55
--------------------------------------------------------------------------     ----------------------------------------
Income from investment operations:
  Net investment income                    .69         .77         .25               .78                 .66
--------------------------------------------------------------------------     ----------------------------------------
  Net realized and unrealized gain (loss)  .23         .20        (.23)              .23                 .39
--------------------------------------------------------------------------     ----------------------------------------
Total from investment operations           .92         .97         .02              1.01                1.05
--------------------------------------------------------------------------     ----------------------------------------
Less distribution from net investment
income                                     .70         .70         .23               .79                 .59
--------------------------------------------------------------------------     ----------------------------------------
Net asset value, end of period           $8.24        8.02        7.75              8.23                8.01
--------------------------------------------------------------------------         ------------------------------------
TOTAL RETURN (NOT ANNUALIZED)            12.06%      13.13         .27             13.32               14.37
--------------------------------------------------------------------------         ------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------         ------------------------------------
Expenses                                  1.71%       1.71        1.74               .61                 .61
--------------------------------------------------------------------------     ----------------------------------------
Net investment income                     8.62        9.93        8.75              9.72               10.70
--------------------------------------------------------------------------     ----------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                    1996        1995          1994          1993          1992
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)         $4,096,939     3,527,954     3,152,029     1,957,524     1,953,509
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 102%           99            93           101            69
------------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS                                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------
AEROSPACE--3.4%                          Airplanes Pass Through Trust, 10.875%, 2019      $   21,130   $   22,926
                                         Fairchild Corporation, 12.00%, 2001                  37,830       38,208
                                         Greenwich Air Services, 10.50%, 2006                  7,660        8,752
                                         Howmet Inc., 10.00%, 2003                             4,510        4,826
                                         K & F Industries, Inc.
                                           11.875%, 2003                                      19,830       21,020
                                           10.375%, 2004                                      24,950       25,823
                                         UNC, Inc., 11.00%, 2006                              10,300       12,051
                                         ------------------------------------------------------------------------
                                                                                                          133,606
-----------------------------------------------------------------------------------------------------------------
BROADCASTING, CABLESYSTEMS               Affinity Group, Inc., 11.50%, 2003                   21,400       22,791
AND PUBLISHING--14.9%
                                         American Radio Systems, 9.00%, 2006                  18,490       18,028
                                      (b)Bell Cablemedia PLC
                                           11.95%, 2004                                       29,960       25,953
                                           11.875%, 2005                                       1,490        1,186
                                         Big Flower Press, Inc., 10.75%, 2003                 20,594       21,727
                                         Busse Broadcasting, 11.625%, 2000                    10,860       11,457
                                         CAI Wireless Systems, 12.25%, 2002                   15,150        7,272
                                         Cablevision Systems Corporation
                                           9.25%, 2005                                         5,880        5,601
                                           9.875%, 2013                                        9,350        8,976
                                           10.50%, 2016                                       24,755       24,507
                                      (b)Capstar Broadcasting, 12.75%, 2009                   15,000        8,025
                                         CCA Holdings, 13.00%, 1999                           18,400       20,611
                                         Century Communications Corporation,
                                           11.875%, 2003                                      20,095       21,100
                                      (b)Charter Communications, 14.00%, 2007                 30,410       18,246
                                         Comcast Corporation, 9.125%, 2006                    19,100       19,219
                                      (b)Comcast UK Cable Partners Ltd., 11.20%, 2007         45,225       29,566
                                      (b)CS Wireless, 11.375%, 2006                           39,320       12,189
                                      (b)Diamond Cable Communications Plc, 10.75%,
                                           2007                                               13,520        7,368
                                         Frontiervision, 11.00%, 2006                         15,650       15,533
                                         Granite Broadcasting Corp., 10.375%, 2005            15,470       15,451
                                         Innova S De R.L., 12.875%, 2007                      22,600       22,374
                                         Intermedia Capital Partners, 11.25%, 2006            19,880       20,178
                                      (b)International Cabletel Inc.
                                           12.75%, 2005                                       48,310       33,817
                                           11.50%, 2006                                        6,560        4,002
                                         Multicanal Participacoes, 12.625%, 2004              13,330       14,596
                                         Neodata Services, 12.00%, 2003                       23,290       24,571
                                         Newsquest Capital PLC, 11.00%, 2006                  22,990       23,680
                                      (b)People's Choice TV Unit, 13.125%, 2004               31,605       12,010
                                         Sinclair Broadcasting Group, Inc., 10.00%, 2003      26,040       26,008
                                         STC Broadcasting, 11.00%, 2007                        9,240        9,148
                                         Sullivan Broadcasting
                                           10.25%, 2005                                        6,190        6,082
                                           13.25%, 2006                                       12,850       14,970
                                         Telewest Communications PLC
                                           9.625%, 2006                                       24,815       23,822
                                      (b)  11.00%, 2007                                       16,953       11,020
                                         TV Azteca, 10.50%, 2007                               4,640        4,533
                                      (b)UIH Australia Pacific, Inc., 14.00%, 2006            20,390       10,297

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------
                                      (b)Videotron Holdings PLC
                                           11.125%, 2004                                  $    7,825   $    6,690
                                           11.00%, 2005                                       14,600       11,461
                                         ------------------------------------------------------------------------
                                                                                                          594,065
-----------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES--2.2%                  Allied Waste Industries, 10.25%, 2006                11,970       12,344
                                         Corporate Express Inc., 9.125%, 2004                 18,760       18,103
                                         Intertek Finance, 10.25%, 2006                       13,190       13,355
                                         Monarch Marking Systems, 12.50%, 2003                17,510       20,399
                                         Outdoor Systems, Inc., 9.375%, 2006                  13,040       12,779
                                         Universal Outdoor Holdings, Inc., 9.75%, 2006        11,690       11,544
                                         ------------------------------------------------------------------------
                                                                                                           88,524
-----------------------------------------------------------------------------------------------------------------
CHEMICALS AND                            Agriculture, Mining and Chemicals, Inc.,
AGRICULTURE--4.8%                          10.75%, 2003                                       15,080       15,834
                                         Atlantis Group, Inc., 11.00%, 2003                   25,355       26,116
                                         Hines Horticulture, 11.75%, 2005                     13,450       14,257
                                         NL Industries Inc.
                                           11.75%, 2003                                       18,960       19,908
                                      (b)  13.00%, 2005                                       10,440        9,344
                                         Pioneer Americas Acquisition Corporation,
                                           13.375%, 2005                                      13,060       14,497
                                         Polymer Group Inc., 12.25%, 2002                     13,244       14,436
                                         Rexene Corporation, 11.75%, 2004                     31,845       34,552
                                         Terra Industries Inc., 10.50%, 2005                  12,200       12,932
                                         Texas Petrochemicals, 11.125%, 2006                  15,000       15,675
                                         UCC Investors Holdings, Inc., 10.50%, 2002           10,480       11,161
                                         ------------------------------------------------------------------------
                                                                                                          188,712
-----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS--10.1%                 (b)Brooks Fiber, 11.875%, 2006                          30,510       18,115
                                      (b)Call-Net Enterprises Inc., 13.25%, 2004              17,060       14,266
                                      (b)Cellular, Inc., 11.75%, 2003                         29,035       26,712
                                      (b)Comcel, 13.125%, with warrants, 2003                 30,800       23,408
                                         CommNet Cellular, 11.25%, 2005                       10,935       11,263
                                         Dobson Communication Corp., 11.75%, 2007             17,000       16,660
                                         (b)ICG Holdings, 13.50%, 2005                        44,550       30,071
                                         IMPSAT Corp., 12.125%, 2003                          13,260       13,691
                                         Intermedia Communications of Florida Inc.,
                                           13.50%, 2005 with warrants expiring 2000           25,680       28,702
                                         McCaw Intl. Ltd., zero coupon, 2007                  20,060        9,428
                                      (b)Millicom International Cellular S.A.,
                                           13.50%, 2006                                       38,790       25,698
                                         Netsat Servicos, 12.75%, 2004                         9,950       10,298
                                         Nextlink Communications, 12.50%, 2006                 9,950       10,037
                                         Paging Network, Inc.
                                           10.125%, 2007                                       4,450        3,977
                                           10.00%, 2008                                        8,445        7,632
                                      (b)PanAmSat, L.P., 11.375%, 2003                        61,385       57,702
                                         Rogers Cantel
                                           11.125%, 2002                                      23,212       24,140
                                           9.75%, 2016                                        12,755       12,946
                                         USA Mobile Communications, Inc. II
                                           9.50%, 2004                                         7,230        6,182
                                           14.00%, 2004                                       15,150       15,832
                                         Vanguard Cellular Systems, 9.375%, 2006              14,340       14,268

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Western Wireless
                                           10.50%, 2006                                   $    3,570   $    3,485
                                           10.50%, 2007                                        5,920        5,779
                                         Winstar Equipment, 12.50%, 2004                      13,620       13,314
                                         ----------------------------------------------------------------------------
                                                                                                          403,606
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.9%             American Standard Inc., 9.25%, 2016                  17,615       18,099
                                      (b)Building Materials Corp. of America, 11.75%, 2004    51,930       45,828
                                         Nortek, 9.875%, 2004                                 15,935       15,736
                                         Triangle Pacific Corp., 10.50%, 2003                 26,565       28,093
                                         Waxman Industries, Inc.
                                      (b)  12.75%, 2004                                        5,850        4,856
                                         800,453 warrants expiring 2004                                     2,001
                                         ----------------------------------------------------------------------------
                                                                                                          114,613
---------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS                        AMF Group
AND SERVICES--8.6%                         10.875%, 2006                                      39,322       40,993
                                      (b)  12.25%, 2006                                       23,990       16,313
                                         Avondale Mills, 10.25%, 2006                         22,400       23,296
                                         Cinemark USA, Inc., 9.625%, 2008                     14,750       14,603
                                         Coinmach Corp., 11.75%, 2005                         36,420       40,244
                                      (b)Dr. Pepper Bottling Holdings, Inc., 11.625%,
                                           2003                                               22,209       21,487
                                         Herff Jones, Inc., 11.00%, 2005                      15,640       16,735
                                         Kinder-Care Learning Centers, 9.50%, 2009            18,750       18,048
                                         Petro Stopping Centers, 10.50%, 2007                 26,000       25,805
                                         Pillowtex Corp., 10.00%, 2006                         4,680        4,809
                                         Premier Parks Inc., 12.00%, 2003                     12,800       14,048
                                         Scholastic Brands, 11.00%, 2007                      15,800       16,195
                                      (b)Six Flags Theme Park, 12.25%, 2005                   46,280       44,660
                                         Van De Kamps, Inc., 12.00%, 2005                      9,880       10,819
                                         West Point Stevens, Inc., 9.375%, 2005               34,045       34,045
                                         ----------------------------------------------------------------------------
                                                                                                          342,100
---------------------------------------------------------------------------------------------------------------------
DRUGS AND HEALTH CARE--2.7%              Dade International Inc., 11.125%, 2006               15,000       16,275
                                         DVI, Inc., 9.875%, 2004                               5,860        5,772
                                         Magellan Health Services, 11.25%, 2004               33,660       37,279
                                         Tenet Healthcare
                                           8.00%, 2005                                        10,040        9,663
                                           10.125%, 2005                                      27,905       29,858
                                           8.625%, 2007                                        9,810        9,442
                                         ----------------------------------------------------------------------------
                                                                                                          108,289
---------------------------------------------------------------------------------------------------------------------
ENERGY AND RELATED                       Benton Oil & Gas Co., 11.625%, 2003                  19,835       21,471
SERVICES--7.1%                           Chesapeake Energy Corporation, 10.50%, 2002          14,645       15,743
                                         Coda Energy, 10.50%, 2006                            23,610       24,318
                                         Empire Gas Corporation, 7.00%, with warrants,
                                           2004                                               21,340       18,511
                                         Ferrellgas Partners, L.P., 9.375%, 2006              16,760       16,592
                                         Flores & Rucks Inc.
                                           13.50%, 2004                                       20,065       23,376
                                           9.75%, 2006                                         2,020        2,055
                                         Forcenergy Gas Exploration
                                           9.50%, 2006                                        10,130        9,953
                                           8.50%, 2007                                         2,400        2,226
                                         Gulf Canada Resources Limited
                                           9.25%, 2004                                        12,125       12,549
                                           9.625%, 2005                                       13,020       13,769


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Mesa Operating Co., 10.625%, 2006                $   14,280   $   14,851
                                         Parker Drilling Corp., 9.75%, 2006                    9,080        9,216
                                         Plains Resources, 10.25%, 2006                       15,590       16,194
                                         TransTexas Gas Corp., 11.50%, 2002                   19,300       21,278
                                         United Meridian Corp., 10.375%, 2005                 26,295       28,136
                                         Vintage Petroleum
                                           9.00%, 2005                                        28,420       27,994
                                           8.625%, 2009                                        2,520        2,363
                                         ----------------------------------------------------------------------------
                                                                                                          280,595
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES,                      Continental Homes Holding, 10.00%, 2006              17,000       16,915
HOMEBUILDERS AND                         Del Webb Corp., 9.75%, 2008                          14,850       14,405
REAL ESTATE--3.9%                        Forecast Group L.P., 11.375%, 2000                   10,895       10,187
                                         Fortress Group, 13.75%, 2003                         10,700       11,396
                                         Hovnanian Kent, 11.25%, 2002                         27,557       28,108
                                         Imperial Credit Industries, 9.875%, 2007              9,920        9,722
                                         J.M. Peters Company, 12.75%, 2002                    10,845       10,465
                                         Kaufman & Broad Home Corp., 9.625%, 2006             13,760       13,726
                                         Presley Companies, 12.50%, 2001                      27,545       26,168
                                         Ryland Group, 10.50%, 2006                           12,550       12,738
                                         ----------------------------------------------------------------------------
                                                                                                          153,830
---------------------------------------------------------------------------------------------------------------------
HOTELS AND GAMING--3.0%                  Eldorado Resorts, 10.50%, 2006                       15,280       16,120
                                         Empress River Casino, 10.75%, 2002                   17,573       18,561
                                         Harrahs Entertainment, 10.875%, 2002                  1,000        1,055
                                         Harvey's Casino Resorts, 10.625%, 2006                6,170        6,617
                                         Players International, 10.875%, 2005                 15,835       16,073
                                         Station Casinos Inc., 10.125%, 2006                  32,395       31,180
                                         Trump Atlantic City, 11.25%, 2006                    32,275       29,370
                                         ----------------------------------------------------------------------------
                                                                                                          118,976
---------------------------------------------------------------------------------------------------------------------
MANUFACTURING, METALS                    Aftermarket Technology, 12.00%, 2004                 16,624       18,286
AND MINING--15.2%                        Alvey Systems, 11.375%, 2003                         13,015       13,340
                                         Bar Technologies, 13.50%, with warrants, 2001        24,035       24,216
                                         Collins & Aikman Corporation, 11.50%, 2006           25,400       27,686
                                         Crain Industries, Inc., 13.50%, 2005                 15,870       17,933
                                         Day International Group, Inc., 11.125%, 2005         25,025       25,901
                                         Delco Remy International, 10.625%, 2006              25,115       26,120
                                         Essex Group Incorporated, 10.00%, 2003               20,360       20,767
                                         Euramax International PLC, 11.25%, 2006              23,595       24,834
                                         EV International, 11.00%, 2007                        6,300        6,253
                                         Fairfield Manufacturing Company, 11.375%, 2001       17,560       18,350
                                      (b)Foamex--JPS Automotive L.P., 14.00%, with
                                           warrants, 2004                                     16,620       15,540
                                         Foamex L.P., 11.25%, 2002                            28,510       30,007
                                         GS Technologies
                                           12.00%, 2004                                        5,875        6,132
                                           12.25%, 2005                                        8,970        9,475
                                         Gulf States Steel, 13.50%, with warrants, 2003       22,775       21,898
                                         Hayes Wheels International, Inc., 11.00%, 2006       23,070       24,916
                                         IMO Industries, 11.75%, 2006                         12,590       12,716
                                         Jordan Industries, 10.375%, 2003                     16,255       15,930
                                         JPS Automotive Products Corporation, 11.125%,
                                           2001                                               27,270       30,133
                                         Key Plastics, 10.25%, 2007                            5,450        5,409
                                         Knoll Inc., 10.875%, 2006                            15,480       16,796
                                         Motors and Gears, Inc., 10.75%, 2006                 17,250       17,509
                                         Newflo Corporation, 13.25%, 2002                     17,850       19,367



                                                                                                                                 13


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Penda Industries, Inc., 10.75%, 2004             $    2,220   $    2,220
                                         Renco Metals, 11.50%, 2003                           11,740       12,092
                                         Spinnaker Industries, 10.75%, 2006                   19,300       19,179
                                         Terex Corp. Unit, 13.25%, 2002                       22,340       24,462
                                         Thermadyne Industries, Inc.
                                           10.25%, 2002                                       11,146       11,620
                                           10.75%, 2003                                       10,536       10,957
                                         UCAR Global, 12.00%, 2005                            35,060       39,355
                                         WCI Steel Inc., 10.00%, 2004                         20,100       19,799
                                         Weirton Steel Corp., 11.375%, 2004                   16,200       16,362
                                         ----------------------------------------------------------------------------
                                                                                                          605,560
---------------------------------------------------------------------------------------------------------------------
PAPER, FOREST PRODUCTS,                  BPC Holding Corp., 12.50%, 2006                      12,240       12,730
AND CONTAINERS--8.8%                     Berry Plastics Corporation, 12.25%, 2004             18,185       19,640
                                         Container Corporation of America, 11.25%, 2004        7,730        8,310
                                         Fonda Group, 9.50%, 2007                              9,955        9,358
                                         Four M Corporation, 12.00%, 2006                      9,220        9,243
                                         Gaylord Container Corporation, 12.75%, 2005          20,850       22,727
                                         Maxxam Group, Inc.
                                           11.25%, 2003                                       24,325       24,690
                                      (b)  12.25%, 2003                                        7,265        6,466
                                         National Fiberstock Corporation, 11.625%, 2002       11,810       12,017
                                         Owens-Illinois, Inc.
                                           11.00%, 2003                                        8,255        9,101
                                           9.75%, 2004                                        42,525       44,651
                                           9.95%, 2004                                        13,062       13,715
                                         Printpack, Inc.
                                           9.875%, 2004                                        5,310        5,390
                                           10.625%, 2006                                      19,210       19,690
                                         Riverwood International
                                           10.25%, 2006                                       11,660       10,727
                                           10.875%, 2008                                      57,540       47,183
                                         Specialty Paperboard, 9.375%, 2006                   17,920       17,718
                                         Stone Container Corporation
                                           11.50%, 2006                                       36,860       36,123
                                           11.875%, 2016                                       5,900        5,959
                                         U.S. Can Corp., 10.125%, 2006                        13,710       14,053
                                         ----------------------------------------------------------------------------
                                                                                                          349,491

---------------------------------------------------------------------------------------------------------------------
RETAILING--4.5%                          Ameriking, 10.75%, 2006                               9,715        9,812
                                         Brunos, 10.50%, 2005                                 37,580       38,144
                                         Cole National Group, 9.875%, 2006                    19,490       19,685
                                      (a)Color Tile, Inc., 10.75%, 2001                       20,480          819
                                         Dominick's Finer Foods, 10.875%, 2005                 3,600        3,879
                                         Finlay Fine Jewelry Corporation, 10.625%, 2003       28,300       29,149
                                         Guitar Center Management, 11.00%, 2006               22,575       24,155
                                         Pamida Holdings, 11.75%, 2003                        21,845       19,770
                                         Pathmark Stores
                                           12.625%, 2002                                      24,685       25,611
                                           9.625%, 2003                                        7,125        6,733
                                         ----------------------------------------------------------------------------
                                                                                                          177,757

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT
                                                                                               OR SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS--.8%
                                         Communication and Power Industry, Inc., 12.00%,
                                           2005                                              $    7,975     $    8,773
                                         Computervision Corporation, 11.375%, 1999               16,207         16,369
                                      (b)Transtar Holdings, L.P., 13.375%, 2003                  10,100          8,181
                                         --------------------------------------------------------------------------------
                                                                                                                33,323
                                         --------------------------------------------------------------------------------
                                         TOTAL CORPORATE OBLIGATIONS--92.9%
                                         (Cost: $3,660,921)                                                  3,693,047
                                         --------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON AND                            (a)Beatrice Foods                                       2,106,337 shs.    46,339
PREFERRED                                Benedek Unit, PIK, preferred                            90,000          9,720
STOCKS                                (a)Capital Pacific Holdings                                54,431             54
                                         Computervision Corporation                           3,112,436         16,729
                                      (a)Echostar Communications                                218,250          4,474
                                         Gaylord Container Corporation                        1,805,934         10,948
                                      (a)Grand Union Company                                    549,300          1,957
                                      (a)Intelcom Group, Inc.,                                   68,617            744
                                      (a)Sinclair Capital                                       210,400         20,619
                                         Sullivan Broadcasting                                  205,600          2,056
                                         --------------------------------------------------------------------------------
                                         TOTAL COMMON AND PREFERRED STOCKS--2.9%
                                         (Cost: $109,658)                                                      113,640
                                         --------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yields--5.34% to 5.43%
INSTRUMENTS--.4%                         Due--April 1997
                                         (Cost: $14,947)                                     $   15,000         14,944
                                         --------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--96.2%
                                         (Cost: $3,786,527)                                                  3,821,631
                                         --------------------------------------------------------------------------------
                                         OTHER ASSETS LESS LIABILITIES--3.8%                                   150,906
                                         --------------------------------------------------------------------------------
                                         NET ASSETS--100%                                                   $3,972,537
                                         --------------------------------------------------------------------------------

------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------
(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

Based on the cost of investments of $3,786,527,000 for federal income tax purposes at March 31, 1997, the gross unrealized appreciation was $145,273,000, the gross unrealized depreciation was $110,169,000 and the net unrealized appreciation on investments was $35,104,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997
(IN THOUSANDS)


--------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------
Investments, at value
(Cost: $3,786,527)                                              $3,821,631
--------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   9,891
--------------------------------------------------------------------------
  Investments sold                                                 189,606
--------------------------------------------------------------------------
  Interest                                                          98,187
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 4,119,315
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------

Cash overdraft                                                      86,775
--------------------------------------------------------------------------
Payable for:
  Fund shares redeemed                                               4,273
--------------------------------------------------------------------------
  Investments purchased                                             51,230
--------------------------------------------------------------------------
  Management fee                                                     1,931
--------------------------------------------------------------------------
  Distribution services fee                                            807
--------------------------------------------------------------------------
  Administrative services fee                                          782
--------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               843
--------------------------------------------------------------------------
  Trustees' fees and other                                             137
--------------------------------------------------------------------------
    Total liabilities                                              146,778
--------------------------------------------------------------------------
NET ASSETS                                                      $3,972,537
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------

Paid-in capital                                                 $4,008,750
--------------------------------------------------------------------------
Accumulated net realized loss on investments                      (158,346)
--------------------------------------------------------------------------
Net unrealized appreciation on investments                          35,104
--------------------------------------------------------------------------
Undistributed net investment income                                 87,029
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $3,972,537
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($2,811,043 / 346,527 shares outstanding)                          $8.11
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or 4.50%
  of offering price)                                                 $8.49
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share
  ($1,062,710 / 131,107 shares outstanding)                          $8.11
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share
  ($72,661 / 8,937 shares outstanding)                               $8.13
--------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($26,123 / 3,220 shares outstanding)                               $8.11
--------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------

Interest income                                                 $213,842
------------------------------------------------------------------------
Expenses:
 Management fee                                                   11,204
------------------------------------------------------------------------
 Distribution services fee                                         4,571
------------------------------------------------------------------------
 Administrative services fee                                       4,600
------------------------------------------------------------------------
 Custodian and transfer agent fees and related expenses            3,381
------------------------------------------------------------------------
 Professional fees                                                    48
------------------------------------------------------------------------
 Reports to shareholders                                             277
------------------------------------------------------------------------
 Trustees' fees and other                                            228
------------------------------------------------------------------------
   Total expenses                                                 24,309
------------------------------------------------------------------------
NET INVESTMENT INCOME                                            189,533
------------------------------------------------------------------------

------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
------------------------------------------------------------------------

 Net realized loss on sales of investments                        (8,409)
------------------------------------------------------------------------
 Net realized loss from futures transactions                        (172)
------------------------------------------------------------------------
  Net realized loss                                               (8,581)
------------------------------------------------------------------------
 Change in net unrealized appreciation on investments            (41,220)
------------------------------------------------------------------------
Net loss on investments                                          (49,801)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $139,732
------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                SIX MONTHS
                                                                  ENDED                YEAR ENDED
                                                                MARCH 31,             SEPTEMBER 30,
                                                                   1997                   1996
---------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------
 Net investment income                                          $  189,533                336,758
---------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                           (8,581)                42,422
---------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                             (41,220)                66,471
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               139,732                445,651
---------------------------------------------------------------------------------------------------
Net equalization credits (charges)                                  (2,880)                 7,259
---------------------------------------------------------------------------------------------------
Distribution from net investment income                           (198,645)              (338,218)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions            (62,609)               454,293
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (124,402)               568,985
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Beginning of period                                              4,096,939              3,527,954
---------------------------------------------------------------------------------------------------
END OF PERIOD
(including undistributed net investment income of
$87,029 and $99,021, respectively)                              $3,972,537              4,096,939
---------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE      Kemper High Yield Fund is an open-end diversified
     FUND                    management investment company organized as a
                             business trust under the laws of Massachusetts. The
                             Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without any initial sales charges but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.
                             Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.


--------------------------------------------------------------------------------
2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange are valued at the last sale price on the exchange where primarily traded or, if there is no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded.
                             Securities not so traded are valued at the last current bid quotation if market quotations are available. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation.
                             Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 1997, amounting to approximately $158,290,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 1998 through 2006.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $11,204,000 for the six months ended March 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                                    COMMISSIONS
                                                                                                  ALLOWED BY ZKDI
                                                                           COMMISSIONS      ----------------------------
                                                                         RETAINED BY ZKDI   TO ALL FIRMS   TO AFFILIATES
                                                                         ----------------   ------------   -------------
                             Six months ended March 31, 1997              $772,000        5,471,000         97,000

                             For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales

NOTES TO FINANCIAL STATEMENTS

                             charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                         DISTRIBUTION
                                                                        FEES AND CDSC        COMMISSIONS AND
                                                                         RECEIVED BY      DISTRIBUTION FEES PAID
                                                                             ZKDI            BY ZKDI TO FIRMS
                                                                      -----------------   ----------------------
                             Six months ended March 31, 1997          $5,310,000             7,941,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                         ASF PAID BY ZKDI
                                                                ASF PAID BY THE    -----------------------------
                                                                 FUND TO ZKDI     TO ALL FIRMS    TO AFFILIATES
                                                                ---------------   ------------    -------------
                             Six months ended March 31, 1997    $4,600,000        4,706,000         22,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $2,232,000 for the six months ended March 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $24,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the six months ended March 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                $2,291,999

                             Proceeds from sales                       2,297,326

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5
     CAPITAL SHARE
     TRANSACTIONS          The following table summarizes the activity in
                           capital shares of the Fund (in thousands):

                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                                     MARCH 31,                       SEPTEMBER 30,
                                                                       1997                               1996
                                                              -----------------------           ------------------------
                                                              SHARES         AMOUNT              SHARES         AMOUNT
                                       ---------------------------------------------------------------------------------
                                        SHARES SOLD
                                       ---------------------------------------------------------------------------------
                                        Class A                67,163       $ 537,046            119,890       $ 932,368
                                       ---------------------------------------------------------------------------------
                                        Class B                41,283         338,729             71,697         573,147
                                       ---------------------------------------------------------------------------------
                                        Class C                 5,654          46,488              8,808          70,603
                                       ---------------------------------------------------------------------------------
                                        Class I                 1,471          12,102              2,785          22,315
                                       ---------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ---------------------------------------------------------------------------------
                                        Class A                10,869          89,555             18,832         151,343
                                       ---------------------------------------------------------------------------------
                                        Class B                 3,957          32,593              6,906          55,478
                                       ---------------------------------------------------------------------------------
                                        Class C                   288           2,382                299           2,414
                                       ---------------------------------------------------------------------------------
                                        Class I                   165           1,360                300           2,407
                                       ---------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ---------------------------------------------------------------------------------
                                        Class A               (90,658)       (726,473)          (112,436)       (879,849)
                                       ---------------------------------------------------------------------------------
                                        Class B               (42,309)       (345,311)           (52,980)       (422,563)
                                       ---------------------------------------------------------------------------------
                                        Class C                (4,083)        (33,400)            (4,106)        (32,901)
                                       ---------------------------------------------------------------------------------
                                        Class I                (2,151)        (17,680)            (2,554)        (20,469)
                                       ---------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ---------------------------------------------------------------------------------
                                        Class A                 5,523          45,886             15,982         129,116
                                       ---------------------------------------------------------------------------------
                                        Class B                (5,527)        (45,886)           (16,001)       (129,116)
                                       ---------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                        $ (62,609)                         $ 454,293
                                       ---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                           -----------------------------------------
                                                           CLASS A
                                           -----------------------------------------
                                           SIX MONTHS     YEAR ENDED
                                             ENDED       SEPTEMBER 30,
                                           MARCH 31,     -------------
                                              1997      1996    1995    1994   1993
                                           --------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $8.23       8.01    7.74   8.12    7.86
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .37        .76     .83    .73     .81
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (.09)       .23     .20   (.35)    .23
----------------------------------------------------------------------------------------
Total from investment operations               .28        .99    1.03    .38    1.04
----------------------------------------------------------------------------------------
Less distributions from net investment
  income                                       .40        .77     .76    .76     .78
----------------------------------------------------------------------------------------
Net asset value, end of period               $8.11       8.23    8.01   7.74    8.12
----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 3.41%     13.00   14.10   4.64   13.92
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------
Expenses                                       .90%       .88     .90    .86     .80
----------------------------------------------------------------------------------------
Net investment income                         9.19%      9.45   10.74   9.22   10.22
----------------------------------------------------------------------------------------

                                           --------------------------------------------
                                                              CLASS B
                                           --------------------------------------------
                                           SIX MONTHS    YEAR ENDED        MAY 31
                                             ENDED      SEPTEMBER 30,        TO
                                           MARCH 31,    -------------   SEPTEMBER 30,
                                              1997      1996    1995        1994
                                           --------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $8.22       8.00    7.73       7.96
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .34        .69     .76        .23
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (.09)       .23     .20       (.23)
-----------------------------------------------------------------------------------------
Total from investment operations               .25        .92     .96         --
-----------------------------------------------------------------------------------------
Less distributions from net investment
  income                                       .36        .70     .69        .23
-----------------------------------------------------------------------------------------
Net asset value, end of period               $8.11       8.22    8.00       7.73
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 3.08%     12.02   13.09         --
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses                                      1.77%      1.77    1.77       1.80
-----------------------------------------------------------------------------------------
Net investment income                         8.32%      8.56    9.87       8.70
-----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                         -------------------------------------------------
                                                              CLASS C
                                         -------------------------------------------------
                                           SIX MONTHS    YEAR ENDED        MAY 31
                                             ENDED      SEPTEMBER 30,        TO
                                           MARCH 31,    -------------   SEPTEMBER 30,
                                              1997      1996    1995        1994
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of period         $8.24       8.02    7.75       7.96
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .35        .69     .77        .25
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (.09)       .23     .20       (.23)
-----------------------------------------------------------------------------------------
Total from investment operations               .26        .92     .97        .02
-----------------------------------------------------------------------------------------
Less distribution from net investment
income                                         .37        .70     .70        .23
-----------------------------------------------------------------------------------------
Net asset value, end of period               $8.13       8.24    8.02       7.75
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 3.11%     12.06   13.13        .27
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses                                      1.72%      1.71    1.71       1.74
-----------------------------------------------------------------------------------------
Net investment income                         8.37%      8.62    9.93       8.75
-----------------------------------------------------------------------------------------

                                         -------------------------------------------------
                                                                CLASS I
                                         -------------------------------------------------
                                           SIX MONTHS       YEAR        DECEMBER 29, 1994
                                             ENDED          ENDED              TO
                                           MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,
                                              1997          1996              1995
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------

Net asset value, beginning of period         $8.23           8.01              7.55
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .38            .78               .66
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     (.09)           .23               .39
-----------------------------------------------------------------------------------------
Total from investment operations               .29           1.01              1.05
-----------------------------------------------------------------------------------------
Less distribution from net investment
income                                         .41            .79               .59
-----------------------------------------------------------------------------------------
Net asset value, end of period               $8.11           8.23              8.01
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 3.52%         13.32             14.37
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses                                       .68%           .61               .61
-----------------------------------------------------------------------------------------
Net investment income                         9.41%          9.72             10.70
-----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED                  YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31,    -------------------------------------------------
                                                          1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)             $3,972,537   4,096,939   3,527,954   3,152,029   1,957,524
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                          90%         102          99          93         101
---------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

                             KEMPER HIGH YIELD FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements


         (i) Financial statements included in Part A of the Registration
             Statement:



               Kemper High Yield Fund--Financial Highlights.



               Kemper High Yield Opportunity Fund--None.


        (ii) Financial statements included in Part B of the Registration
             Statement:


             Kemper High Yield Fund



               Statement of assets and liabilities--March 31, 1997 (unaudited) and September 30, 1996.



               Statement of operations for the six month period ended March 31, 1997 (unaudited) and the year ended September 30, 1996.



               Statement of changes in net assets for the six month period ended March 31, 1997 (unaudited) and each of the two years in the period ended September 30, 1996.



               Portfolio of investments--March 31, 1997 (unaudited) and September 30, 1996.


               Notes to financial statements.

               Schedules II, III, IV and V are omitted as the required information is not present.


               Schedule I has been omitted as the required information is presented in the portfolio of investments at March 31, 1997 (unaudited) and September 30, 1996.



               Kemper High Yield Opportunity Fund



                 Statement of Net Assets--September 5, 1997.



                 Schedules I, II, III, IV and V have been omitted as the required information is not present.


     (b) Exhibits


        99.B1        Amended and Restated Agreement and Declaration of Trust*
        99.B2        By-Laws*
        99.B3        Inapplicable
        99.B4(a)     Text of Share Certificate*
        99.B4(b)     Amended and Restated Written Instrument Establishing and
                     Designating Separate Classes of Shares*
        99.B4(c)     Written Instrument Establishing and Designating New Series**
        99.B4(d)     Written Instrument Establishing and Designating New Trust
                     Name**
        99.B5(a)     Investment Management Agreement*
        99.B5(b)     Notification of Additional Portfolio**
        99.B5(c)     Sub-Advisory Agreement--Kemper High Yield Fund*
        99.B5(d)     Notification of Additional Portfolio--Kemper High Yield
                     Opportunity Fund**
        99.B6(a)     Underwriting and Distribution Services Agreement*
        99.B6(b)     Selling Group Agreement*
        99.B6(c)     Addendum to Selling Group Agreement*
        99.B7        Inapplicable
        99.B8(a)     Custody Agreement (Form 1)*
        99.B8(b)     Custody Agreement (Form 2)*
        99.B9(a)     Agency Agreement*
        99.B9(b)     Supplement to Agency Agreement**
        99.B9(c)     Administrative Services Agreement**
        99.B10(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz**
        99.B10(b)    Opinion and Consent of Ropes & Gray**
        99.B11       Report and Consent of Independent Auditors**
        99.B12       Inapplicable

        99.B13       Subscription Agreement**
        99.B14(a)    Kemper Retirement Plan Prototype*
        99.B14(b)    Model Individual Retirement Account*
        99.B15       See 6(a) above (Class B and Class C shares)
        99.B16       Performance Calculations**
        99.B18       Multi-Distribution System Plan*
        99.B24       Powers of Attorney*
        99.485(b)    Inapplicable
        27.          Financial Data Schedule


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below.



                                                                POST-EFFECTIVE
                        EXHIBIT NO.                             AMENDMENT NO.     DATE OF FILING
                        -----------                             --------------    --------------
1, 2, 4(a), 6(b), 8(a), 8(b), 9(a), 9(c), 9(d), 9(e), 9(f),
  14(a) and 14(b)...........................................          29             11/30/95
4(b), 5(a), 5(b), 6(a), 6(c), 9(b), 18 and 24...............          30             12/20/96



** To be filed by Post-Effective Amendment prior to the effective date.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of June 14, 1997, there were shareholders of record of the Kemper High Yield Fund as follows: 134,958 Class A, 65,583 Class B, 4,098 Class C and 4,510 Class I and no holders of record of the Kemper High Yield Opportunity Fund.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Chief Executive Officer and Chief Investment Officer,
     Zurich Investment Management Limited
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Kemper Service Company
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc. and Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the Shareholder Service Agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


     (a) Not applicable.



     (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of Kemper High Yield Opportunity Fund, which need not be certified, within four to six months from the effective date of the Registration Statement.



     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  S I G N A T U R E S


                  Pursuant to the requirements of the Securities Act of
             1933 and the Investment Company Act of 1940, the Registrant certifies and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 11th day of July, 1997.


                                         KEMPER HIGH YIELD FUND


                                         By /s/ Stephen B. Timbers
                                           ------------------------------
                                           Stephen B. Timbers, President


                   Pursuant to the requirements of the Securities Act of
             1933, this Registration Statement has been signed below on July 11, 1997 on behalf of the following persons in the capacities indicated.


                            Signature                  Title
                            ---------                  -----

                       /s/ Stephen B. Timbers          President
             --------------------------------------    (Principal
                       Stephen B. Timbers              Executive Officer)
                                                       and Trustee

                       /s/David W. Belin*              Trustee
             --------------------------------------
                       /s/Lewis A. Burnham*            Trustee
             --------------------------------------
                       /s/Donald L. Dunaway*           Trustee
             --------------------------------------
                       /s/Robert B. Hoffman*           Trustee
             --------------------------------------
                       /s/Donald R. Jones*             Trustee
             --------------------------------------
                       /s/Dominique P. Morax*          Trustee
             --------------------------------------
                       /s/Shirley D. Peterson*         Trustee
             --------------------------------------
                       /s/William P. Sommers*          Trustee
             --------------------------------------

                       /s/ Jerome L. Duffy
             --------------------------------------    Treasurer
                       Jerome L. Duffy                 (Principal
                                                       Financial and
                                                       Accounting Officer)

             *Philip J. Collora signs this document pursuant to powers of attorney filed in Post Effective Amendment No. 30 to Registration Statement on Form N-1A filed on December 20, 1996.

                                            /s/ Philip J. Collora
                                         --------------------------------
                                            Philip J. Collora

                             KEMPER HIGH YIELD FUND

                               INDEX TO EXHIBITS

          Exhibits


        99.B1        Amended and Restated Agreement and Declaration of Trust*
        99.B2        By-Laws*
        99.B3        Inapplicable
        99.B4(a)     Text of Share Certificate*
        99.B4(b)     Amended and Restated Written Instrument Establishing and
                     Designating Separate Classes of Shares*
        99.B4(c)     Written Instrument Establishing and Designating New Series**
        99.B4(d)     Written Instrument Establishing and Designating New Trust
                     Name**
        99.B5(a)     Investment Management Agreement*
        99.B5(b)     Notification of Additional Portfolios**
        99.B5(c)     Sub-Advisory Agreement--Kemper High Yield Fund*
        99.B5(d)     Notification of Additional Portfolio--Kemper High Yield
                     Opportunity Fund**
        99.B6(a)     Underwriting and Distribution Services Agreement*
        99.B6(b)     Selling Group Agreement*
        99.B6(c)     Addendum to Selling Group Agreement*
        99.B7        Inapplicable
        99.B8(a)     Custody Agreement (Form 1)*
        99.B8(b)     Custody Agreement (Form 2)*
        99.B9(a)     Agency Agreement*
        99.B9(b)     Supplement to Agency Agreement**
        99.B9(c)     Administrative Services Agreement**
        99.B10(a)    Opinion and Consent of Vedder, Price, Kaufman & Kammholz**
        99.B10(b)    Opinion and Consent of Ropes & Gray**
        99.B11       Report and Consent of Independent Auditors**
        99.B12       Inapplicable
        99.B13       Subscription Agreement**
        99.B14(a)    Kemper Retirement Plan Prototype*
        99.B14(b)    Model Individual Retirement Account*
        99.B15       See 6(a) above (Class B and Class C shares)
        99.B16       Performance Calculations**
        99.B18       Multi-Distribution System Plan*
        99.B24       Powers of Attorney*
        99.485(b)    Inapplicable
        27.          Financial Data Schedule


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below.



                                                                POST-EFFECTIVE
                        EXHIBIT NO.                             AMENDMENT NO.     DATE OF FILING
                        -----------                             --------------    --------------
1, 2, 4(a), 6(b), 8(a), 8(b), 9(a), 9(c), 9(d), 9(e), 9(f),
  14(a) and 14(b)...........................................          29             11/30/95
4(b), 5(a), 5(b), 6(a), 6(c), 9(b), 18 and 24...............          30             12/20/96



** To be filed by Post-Effective Amendment prior to the effective date.